STAG VARIABLE LIFE LAST SURVIVOR
SEPARATE ACCOUNT VL II
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 2999
HARTFORD, CONNECTICUT 06104-2999
TELEPHONE: (800) 231-5453                                     [THE HARTFORD LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Prospectus describes information you should know before you purchase the Stag Variable Life Last Survivor variable life insurance policy. Please read it carefully.

Stag Variable Life Last Survivor is a contract between you and Hartford Life and Annuity Insurance Company. You agree to make sufficient premium payments to us, and we agree to pay a death benefit to your beneficiary. The policy is a last survivor flexible premium variable life insurance policy. It is:

x Last survivor, because we pay a death benefit after the death of the last surviving insured.

x Flexible premium, because you may add payments to your policy after the first payment.

x Variable, because the value of your life insurance policy will fluctuate with the performance of the investment options you select and the Fixed Account.
--------------------------------------------------------------------------------

The following Sub-Accounts are available under the policy:

                         SUB-ACCOUNT                                          PURCHASES SHARES OF:
  American Funds Global Growth Fund Sub-Account              Class 2 of the Global Growth Fund of American Funds
                                                             Insurance Series
  American Funds Global Small Capitalization Fund            Class 2 of the Global Small Capitalization Fund of
  Sub-Account                                                American Funds Insurance Series
  American Funds Growth Fund Sub-Account                     Class 2 of the Growth Fund of American Funds Insurance
                                                             Series
  American Funds Growth-Income Fund Sub-Account              Class 2 of the Growth-Income Fund of American Funds
                                                             Insurance Series
  Hartford Advisers Fund Sub-Account                         Class IA of Hartford Advisers HLS Fund, Inc.
  Hartford Bond Fund Sub-Account                             Class IA of Hartford Bond HLS Fund, Inc.
  Hartford Capital Appreciation Fund Sub-Account             Class IA of Hartford Capital Appreciation HLS
                                                             Fund, Inc.
  Hartford Dividend and Growth Fund Sub-Account              Class IA of Hartford Dividend and Growth HLS
                                                             Fund, Inc.
  Hartford Global Advisers Fund Sub-Account                  Class IA of Hartford Global Advisers HLS Fund, Inc.
  Hartford Global Leaders Fund Sub-Account                   Class IA of Hartford Global Leaders HLS Fund of
                                                             Hartford Series Fund, Inc.
  Hartford Global Technology Fund Sub-Account                Class IA of Hartford Global Technology HLS Fund of
                                                             Hartford Series Fund, Inc.
  Hartford Growth and Income Fund Sub-Account                Class IA of Hartford Growth and Income HLS Fund of
                                                             Hartford Series Fund, Inc.
  Hartford Index Fund Sub-Account                            Class IA of Hartford Index HLS Fund, Inc.
  Hartford International Opportunities Fund Sub-Account      Class IA of Hartford International Opportunities HLS
                                                             Fund, Inc.
  Hartford MidCap Fund Sub-Account                           Class IA of Hartford MidCap HLS Fund, Inc.
  Hartford Money Market Fund Sub-Account                     Class IA of Hartford Money Market HLS Fund, Inc.
  Hartford Mortgage Securities Fund Sub-Account              Class IA of Hartford Mortgage Securities HLS
                                                             Fund, Inc.
  Hartford Small Company Fund Sub-Account                    Class IA of Hartford Small Company HLS Fund, Inc.
  Hartford Stock Fund Sub-Account                            Class IA of Hartford Stock HLS Fund, Inc.
  Putnam VT Diversified Income Fund Sub-Account              Class IA of Putnam VT Diversified Income Fund of
                                                             Putnam Variable Trust

                         SUB-ACCOUNT                                          PURCHASES SHARES OF:
  Putnam VT The George Putnam Fund of Boston                 Class IA of Putnam VT The George Putnam Fund of Boston
  Sub-Account                                                of Putnam Variable Trust
  Putnam VT Global Asset Allocation Fund Sub-Account         Class IA of Putnam VT Global Asset Allocation Fund of
                                                             Putnam Variable Trust
  Putnam VT Global Equity Fund Sub-Account (formerly Putnam  Class IA of Putnam VT Global Equity Fund (formerly
  VT Global Growth Fund Sub-Account)                         Putnam VT Global Growth Fund) of Putnam Variable Trust
  Putnam VT Growth and Income Fund Sub-Account               Class IA of Putnam VT Growth and Income Fund of Putnam
                                                             Variable Trust
  Putnam VT Health Sciences Fund Sub-Account                 Class IA of Putnam VT Health Sciences Fund of Putnam
                                                             Variable Trust
  Putnam VT High Yield Fund Sub-Account                      Class IA of Putnam VT High Yield Fund of Putnam
                                                             Variable Trust
  Putnam VT Income Fund Sub-Account                          Class IA of Putnam VT Income Fund of Putnam Variable
                                                             Trust
  Putnam VT International Equity Fund Sub-Account            Class IA of Putnam VT International Equity Fund
  (formerly Putnam VT International Growth Fund              (formerly Putnam VT International Growth Fund) of
  Sub-Account)                                               Putnam Variable Trust
  Putnam VT International Growth and Income Fund             Class IA of Putnam VT International Growth and Income
  Sub-Account                                                Fund of Putnam Variable Trust
  Putnam VT International New Opportunities Fund             Class IA of Putnam VT International New Opportunities
  Sub-Account                                                Fund of Putnam Variable Trust
  Putnam VT Investors Fund Sub-Account                       Class IA of Putnam VT Investors Fund of Putnam
                                                             Variable Trust
  Putnam VT Money Market Fund Sub-Account                    Class IA of Putnam VT Money Market Fund of Putnam
                                                             Variable Trust
  Putnam VT New Opportunities Fund Sub-Account               Class IA of Putnam VT New Opportunities Fund of Putnam
                                                             Variable Trust
  Putnam VT New Value Fund Sub-Account                       Class IA of Putnam VT New Value Fund of Putnam
                                                             Variable Trust
  Putnam VT OTC & Emerging Growth Fund Sub-Account           Class IA of Putnam VT OTC & Emerging Growth Fund of
                                                             Putnam Variable Trust
  Putnam VT Utilities Growth and Income Fund Sub-Account     Class IA of Putnam VT Utilities Growth and Income Fund
                                                             of Putnam Variable Trust
  Putnam VT Vista Fund Sub-Account                           Class IA of Putnam VT Vista Fund of Putnam Variable
                                                             Trust
  Putnam VT Voyager Fund Sub-Account                         Class IA of Putnam VT Voyager Fund of Putnam Variable
                                                             Trust
  Fidelity VIP Asset Manager(SM) Portfolio Sub-Account       Initial Class of Fidelity VIP Asset Manager Portfolio
  Fidelity VIP Equity-Income Portfolio Sub-Account           Initial Class of Fidelity VIP Equity-Income Portfolio
  Fidelity VIP Overseas Portfolio Sub-Account                Initial Class of Fidelity VIP Overseas Portfolio

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities, or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The policy may not be available for sale in all states.

This Prospectus can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).

This life insurance policy IS NOT:

 -  a bank deposit or obligation;

 -  federally insured; or

 -  endorsed by any bank or governmental agency.
--------------------------------------------------------------------------------
PROSPECTUS DATED: MAY 1, 2003

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                PAGE
----------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                     4
----------------------------------------------------------------------
FEE TABLES                                                        5
----------------------------------------------------------------------
ABOUT US                                                          9
----------------------------------------------------------------------
  Hartford Life and Annuity Insurance Company                     9
----------------------------------------------------------------------
  Separate Account VL II                                          9
----------------------------------------------------------------------
  The Funds                                                       9
----------------------------------------------------------------------
CHARGES AND DEDUCTIONS                                           12
----------------------------------------------------------------------
YOUR POLICY                                                      14
----------------------------------------------------------------------
PREMIUMS                                                         16
----------------------------------------------------------------------
DEATH BENEFITS AND POLICY VALUES                                 18
----------------------------------------------------------------------
MAKING WITHDRAWALS FROM YOUR POLICY                              19
----------------------------------------------------------------------
LOANS                                                            20
----------------------------------------------------------------------
LAPSE AND REINSTATEMENT                                          20
----------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                       21
----------------------------------------------------------------------
LEGAL PROCEEDINGS                                                25
----------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                        27
----------------------------------------------------------------------
WHERE YOU CAN FIND MORE INFORMATION                              28
----------------------------------------------------------------------

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

SUMMARY OF BENEFITS AND RISKS

BENEFITS OF YOUR POLICY

FLEXIBILITY -- The policy is designed to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, and premiums you pay.

DEATH BENEFIT -- While the policy is in force and when the last surviving insured dies, we pay a death benefit to your beneficiary. You select one of three death benefit options:

x  Level Option: The death benefit equals the current Face Amount.

x Return of Account Value Option: The death benefit is the current Face Amount plus the Account Value of your policy;

x Return of Premium Option: The death benefit is the current Face Amount plus the total of your premium payments.

The death benefit is reduced by any money you owe us, such as outstanding loans, loan interest, or unpaid charges. You may change your death benefit option under certain circumstances. You may increase or decrease the Face Amount on your policy under certain circumstances.

INVESTMENT CHOICES -- You may invest in up to 9 different investment choices within your policy, from a choice of 41 investment options and a Fixed Account. You may transfer money among your investment choices, subject to restrictions.

PREMIUM PAYMENTS -- You have the flexibility to choose how you pay premiums. You choose a planned premium when you purchase the policy. You may change your planned premium, or pay additional premium any time, subject to certain limitations.

RIGHT TO EXAMINE YOUR POLICY -- You have a limited right to return the policy for cancellation after purchase. See "Making Withdrawals From Your Policy -- Right to Examine a Policy."

RIGHT TO EXCHANGE YOUR POLICY -- During the first 24 months after your policy is issued, you may exchange it, without submitting proof of insurability, for a non-variable last survivor life insurance policy offered by us on the life of the insureds.

SURRENDER -- You may surrender your policy at any time prior to the maturity date for its Cash Surrender Value. You may make a partial surrender once per month, subject to certain minimums. (See "Risks of Your Policy," below).

LOANS -- You may take a loan on the policy. The policy secures the loan.

SETTLEMENT OPTIONS -- You or your beneficiary may choose to receive the proceeds of the policy over a period of time by using one of several settlement options.

OPTIONAL COVERAGE -- You may add other coverages to your policy. See "Your Policy -- Other Benefits."

RISKS OF YOUR POLICY

INVESTMENT PERFORMANCE -- The value of your policy will fluctuate with the performance of the investment options you choose. Your investment options may decline in value, or they may not perform to your expectations. Your policy values in the Sub-Accounts are not guaranteed. You should read the prospectuses for the Funds for information about the risks of each investment option.

UNSUITABLE FOR SHORT-TERM SAVINGS -- The policy is designed for long term financial planning. You should not purchase the policy if you will need the premium payment in a short time period.

RISK OF LAPSE -- Your policy could terminate if the value of the policy becomes too low to support the policy's monthly charges. If this occurs, we will notify you in writing. You will then have a 61-day grace period to pay additional amounts to prevent the policy from terminating.

WITHDRAWAL LIMITATIONS -- You are limited to one partial surrender per month. Withdrawals will reduce your policy's death benefit.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among your investment options and the Fixed Account.

LOANS -- Taking a loan from your policy may increase the risk that your policy will lapse, will have a permanent effect on the policy's Account Value, and will reduce the death proceeds.

ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any loans, withdrawals or other amounts from the policy, and you may be subject to a 10% penalty tax. Under certain circumstances (usually if you prefund future benefits in seven years or less), your policy may become a modified endowment policy under federal tax law. If these circumstances were to occur, loans and other pre-death distributions are includable in gross income on an income first basis, and may be subject to a 10% penalty (unless you have attained age
59 1/2). There could be significant adverse tax consequences if the policy should lapse or be surrendered when there are loans outstanding. You should consult with a tax adviser before taking steps that may affect whether your policy becomes a modified endowment policy. See ("Federal Tax Considerations.")

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
--------------------------------------------------------------------------------

FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment options.

TRANSACTION FEES


                 CHARGE                            WHEN CHARGE IS DEDUCTED                        AMOUNT DEDUCTED
Front-End Sales Load                       When you pay premium.                      Maximum Charge:(1)
                                                                                      50% of each Premium Payment.

Tax Charge on Premium Payment              When you pay premium.                      A percent of premium which varies by
                                                                                      your state and municipality of
                                                                                      residence. The range of premium tax
                                                                                      charge is generally between 0% and 4%.
                                                                                      This rate will change if your state or
                                                                                      municipality changes its premium tax
                                                                                      charges. It may change if you change
                                                                                      your state or municipality of residence.
Federal Tax Charge                         When you pay premium.                      1.25% of each premium payment.
Premium Processing Charge                  When you pay premium.                      1.25% of each premium payment.
Unscheduled Face Amount Increase Fee       Each month for five (5) years beginning    Maximum Charge
                                           on the effective date of any unscheduled   The monthly fee is $0.05 per $1,000 of
                                           increase in Face Amount you request.       Face Amount increase.
Transfer Fees                              When you make a transfer after the first   $25 per transfer.
                                           transfer in any month.
Withdrawal Charge                          When you take a withdrawal.                $50 per withdrawal.
Loan Interest Rate                         Monthly if you have taken a loan on your   6%(2)
                                           policy.

(1) Premiums attributable to the Basic Face Amount up to the Target Premium.

The Front-End Sales Load is based on the amount of premium paid in relation to the target premium, the policy year in which the premium is paid, and the amount of the premium attributable to the Basic Face Amount and to the Supplemental Face Amount.

Policy Year           Percent
-----------           -------
  1                       50%
  2-5                     15%
  6-10                    10%
  11-20                    2%
  20+                      2%

    Premiums attributable to the Basic Face Amount in excess of the Target
    Premium:

Policy Year           Percent
-----------           -------
  1                        9%
  2-10                     4%
  11-20                    2%
  20+                      2%

    Premiums attributable to the Supplemental Face Amount:

Policy Year           Percent
-----------           -------
  1-10                     4%
  11-20                    2%
  20+                      2%

(2) Loan Accounts are credited with interest at an annual rate of 2% for the first ten policy years. Thereafter, the rate will be 3%. Preferred Loan Accounts are credited with interest at an annual rate of 4%.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

CHARGES OTHER THAN FUND OPERATING EXPENSES


                 CHARGE                            WHEN CHARGE IS DEDUCTED                        AMOUNT DEDUCTED
Cost of Insurance Charges(1)               Monthly.                                   Minimum Charge
                                                                                      $0.00 per $1,000 of the net amount at
                                                                                      risk for two 20-year-old female
                                                                                      non-smokers.
                                                                                      Maximum Charge
                                                                                      $1.32 per $1,000 of the net amount at
                                                                                      risk for two 85-year-old male smokers.
                                                                                      Charge for representative insureds
                                                                                      $0.01 per $1,000 of the net amount at
                                                                                      risk for two 65-year-old male preferred
                                                                                      non-smokers and two 65-year-old female
                                                                                      preferred non-smokers.
Mortality and Expense Risk Charge          Monthly.                                   Policy Years 1-10:
                                                                                      0.80% (annualized) of the Sub-Account
                                                                                      Value.
                                                                                      Policy Years 11+
                                                                                      0.80% (annualized) of the first $100,000
                                                                                      of Sub-Account Value. For the remaining
                                                                                      Sub-Account Value, 0.40% of Sub-Account
                                                                                      Value attributable to the Basic Face
                                                                                      Amount, and 0.50% of Sub-Account Value
                                                                                      attributable to the Supplemental Face
                                                                                      Amount.
Administrative Charge                      Monthly.                                   Years 1-5
                                                                                      $10 per month plus $0.03 per month per
                                                                                      $1,000 of Basic Face Amount at the
                                                                                      policy issue date, and $15 per month
                                                                                      plus $0.05 per month per $1,000 of
                                                                                      Supplemental Face Amount at the policy
                                                                                      issue date.
                                                                                      Years 6+:
                                                                                      $10
Issue Charge                               Each month for the first five Policy       Maximum Charge
                                           Years.                                     $20 plus $0.05 per $1,000 of the Initial
                                                                                      Face Amount.
Single Life Yearly Renewable Term Life     Monthly.                                   Minimum Charge
Insurance Rider(1)                                                                    $0.25 per $1,000 of the net amount at
                                                                                      risk for a 20-year-old female
                                                                                      non-smoker.
                                                                                      Maximum Charge
                                                                                      $14.96 per $1,000 of the net amount at
                                                                                      risk for an 85-year-old male smoker.
                                                                                      Charge for a representative insured
                                                                                      $3.05 per $1,000 of the net amount at
                                                                                      risk for a 65-year-old male.
Estate Protection Rider(1)                 Monthly.                                   Minimum Charge
                                                                                      $0.25 per $1,000 of the net amount at
                                                                                      risk for two 20-year-old female
                                                                                      non-smokers.
                                                                                      Maximum Charge
                                                                                      $2.89 per $1,000 of the net amount at
                                                                                      risk for two 85-year-old male smokers.
                                                                                      Charge for a representative insured
                                                                                      $0.25 per $1,000 of the net amount at
                                                                                      risk for two 65-year-old males.
Last Survivor Exchange Option Rider        Monthly.                                   No Charge.
Maturity Value Extension Rider             Monthly.                                   No Charge.

(1) This charge varies based on individual characteristics. The charge shown may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial advisor for personal illustration.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
--------------------------------------------------------------------------------

The next two tables describe the Fund fees and expenses that you will pay periodically during the time that you own the policy. The first table shows the minimum and maximum fees and expenses charged by any of the Funds. The second table shows the actual fees and expenses charged by each Fund for the end of the last fiscal year. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

                         ANNUAL FUND OPERATING EXPENSES
                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                              MINIMUM    MAXIMUM
---------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                           0.44%      1.27%
---------------------------------------------------------------------------------

                         ANNUAL FUND OPERATING EXPENSES
                           AS OF THE FUND'S YEAR END
                        (AS A PERCENTAGE OF NET ASSETS)

                                                                                 12B-1                    TOTAL
                                                                              DISTRIBUTION                 FUND
                                                              MANAGEMENT         AND/OR        OTHER     OPERATING
                                                                 FEES        SERVICING FEES   EXPENSES   EXPENSES
-----------------------------------------------------------------------------------------------------------------
American Funds Global Growth Fund                               0.67%            0.25%         0.04%      0.96%
-----------------------------------------------------------------------------------------------------------------
American Funds Global Small Capitalization Fund                 0.80%            0.25%         0.04%      1.09%
-----------------------------------------------------------------------------------------------------------------
American Funds Growth Fund                                      0.38%            0.25%         0.02%      0.65%
-----------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Fund                               0.33%            0.25%         0.02%      0.60%
-----------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                                      0.63%             N/A          0.04%      0.67%
-----------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                                          0.47%             N/A          0.04%      0.51%
-----------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund                          0.64%             N/A          0.05%      0.69%
-----------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund                           0.65%             N/A          0.04%      0.69%
-----------------------------------------------------------------------------------------------------------------
Hartford Global Advisers HLS Fund                               0.77%             N/A          0.06%      0.83%
-----------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund                                0.74%             N/A          0.07%      0.81%
-----------------------------------------------------------------------------------------------------------------
Hartford Global Technology HLS Fund                             0.85%             N/A          0.06%      0.91%
-----------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund                             0.75%             N/A          0.04%      0.79%
-----------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                                         0.40%             N/A          0.04%      0.44%
-----------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS Fund                   0.72%             N/A          0.09%      0.81%
-----------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund                                        0.68%             N/A          0.04%      0.72%
-----------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                                  0.45%             N/A          0.04%      0.49%
-----------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund                           0.45%             N/A          0.04%      0.49%
-----------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund                                 0.73%             N/A          0.04%      0.77%
-----------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                                         0.46%             N/A          0.03%      0.49%
-----------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund                               0.69%             N/A          0.13%      0.82%
-----------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston                      0.64%             N/A          0.11%      0.75%
-----------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund                          0.69%             N/A          0.22%      0.91%
-----------------------------------------------------------------------------------------------------------------
Putnam VT Global Equity Fund                                    0.75%             N/A          0.14%      0.89%
-----------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund                                0.48%             N/A          0.04%      0.52%
-----------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund                                  0.70%             N/A          0.13%      0.83%
-----------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund                                       0.68%             N/A          0.10%      0.78%
-----------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund                                           0.59%             N/A          0.09%      0.68%
-----------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund                             0.77%             N/A          0.22%      0.99%
-----------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund                  0.80%             N/A          0.20%      1.00%
-----------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund                  1.00%             N/A          0.27%      1.27%
-----------------------------------------------------------------------------------------------------------------

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                 12B-1                    TOTAL
                                                                              DISTRIBUTION                 FUND
                                                              MANAGEMENT         AND/OR        OTHER     OPERATING
                                                                 FEES        SERVICING FEES   EXPENSES   EXPENSES
-----------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund                                        0.63%             N/A          0.09%      0.72%
-----------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund                                     0.40%             N/A          0.08%      0.48%
-----------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund                                0.57%             N/A          0.06%      0.63%
-----------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund                                        0.69%             N/A          0.09%      0.78%
-----------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund                            0.70%             N/A          0.20%      0.90%
-----------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund                      0.69%             N/A          0.10%      0.79%
-----------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund                                            0.64%             N/A          0.10%      0.74%
-----------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund                                          0.54%             N/A          0.06%      0.60%
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager-SM- Portfolio                        0.53%             N/A          0.10%      0.63%
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                            0.48%             N/A          0.09%      0.57%
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                 0.73%             N/A          0.17%      0.90%
-----------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
--------------------------------------------------------------------------------

ABOUT US

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS

                                     EFFECTIVE DATE
           RATING AGENCY               OF RATING        RATING               BASIS OF RATING
------------------------------------------------------------------------------------------------------
 A.M. Best and Company, Inc.             3/10/03               A+  Financial strength
------------------------------------------------------------------------------------------------------
 Standard & Poor's                      12/31/02              AA-  Financial security characteristics
------------------------------------------------------------------------------------------------------
 Fitch                                  10/30/02              AA   Claims paying ability
------------------------------------------------------------------------------------------------------

These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

SEPARATE ACCOUNT VL II

The Sub-Accounts are subdivisions of our separate account, called Separate Account VL II. The Separate Account exists to keep your life insurance policy assets separate from our company assets. As such, the investment performance of the Separate Account is independent from the investment performance of Hartford's other assets. Hartford's other assets are utilized to pay our insurance obligations under the policy. Your assets in the Separate Account are held exclusively for your benefit and may not be used for any other liability of Hartford.

THE FUNDS

The Sub-Accounts of the Separate Account purchase shares of mutual funds set up exclusively for variable annuity and variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund, but they may have similar investment strategies and the same portfolio managers as retail mutual funds. You choose the Sub-Accounts that meet your investment style.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying prospectuses for the Funds, and the Funds' Statements of Additional Information, which may be ordered from us. The Funds' prospectuses should be read in conjunction with this Prospectus before investing.

The Funds may not be available in all states.

You may also allocate some or all of your premium payments to the "Fixed Account," which pays a declared interest rate. See "The Fixed Account."

The investment goals of each of the Funds are as follows:

AMERICAN FUNDS GLOBAL GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers located around the world.

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND -- Seeks long-term growth of capital by investing primarily in equity securities of smaller companies located around the world that typically have market capitalizations of $50 million to $1.5 billion.

AMERICAN FUNDS GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks which demonstrate the potential for appreciation.

AMERICAN FUNDS GROWTH-INCOME FUND -- Seeks growth of capital and income by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.

HARTFORD ADVISERS HLS FUND -- Seeks maximum long-term total return. Sub-advised by Wellington Management.

HARTFORD BOND HLS FUND -- Seeks a high level of current income, consistent with a competitive total return, as compared to bond funds with similar investment objectives and policies. Sub-advised by HIMCO.

HARTFORD CAPITAL APPRECIATION HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management.

HARTFORD DIVIDEND AND GROWTH HLS FUND -- Seeks a high level of current income consistent with growth of capital. Sub-advised by Wellington Management.

HARTFORD GLOBAL ADVISERS HLS FUND -- Seeks maximum long-term total rate of return. Sub-advised by Wellington Management.

HARTFORD GLOBAL LEADERS HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management.

HARTFORD GLOBAL TECHNOLOGY HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GROWTH AND INCOME HLS FUND -- Seeks growth of capital and current income. Sub-advised by Wellington Management.

HARTFORD INDEX HLS FUND -- Seeks to provide investment results that approximate the price and yield performance of publicly traded common stocks in the aggregate. Sub-advised by HIMCO.
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HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- Seeks growth of capital.
Sub-advised by Wellington Management.

HARTFORD MIDCAP HLS FUND -- Seeks long-term growth of capital. Sub-advised by Wellington Management.

HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by HIMCO.

HARTFORD MORTGAGE SECURITIES HLS FUND -- Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities. Sub-advised by HIMCO.

HARTFORD SMALL COMPANY HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management.

HARTFORD STOCK HLS FUND -- Seeks long-term growth of capital, with income as a secondary consideration. Sub-advised by Wellington Management.

PUTNAM VT DIVERSIFIED INCOME FUND -- Seeks as high a level of current income as Putnam Management believes is consistent with preservation of capital. The fund pursues its goal by investing in bonds from multiple sectors, including the U.S. and investment-grade sector, the high yield sector and the international sector.

PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON -- Seeks to provide a balanced investment composed of a well diversified portfolio of stocks and bonds which produce both capital growth and current income.

PUTNAM VT GLOBAL ASSET ALLOCATION FUND -- Seeks a high level of long-term total return consistent with preservation of capital. The fund pursues its goal by investing in a wide variety of equity and fixed-income securities both of U.S. and foreign issuers.

PUTNAM VT GLOBAL EQUITY FUND (formerly Putnam VT Global Growth Fund) -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of companies worldwide that Putnam Management believes have favorable investment potential. Under normal circumstances, the fund invests at least 80% of its net assets in equity investments.

PUTNAM VT GROWTH AND INCOME FUND -- Seeks capital growth and current income. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks that offer the potential for capital growth, current income, or both.

PUTNAM VT HEALTH SCIENCES FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of companies in the health sciences industries, with a focus on growth stocks. Under normal circumstances, the fund invests at least 80% of its net assets in securities of (a) companies that derive at least 50% of their assets, revenues or profits from the pharmaceutical, health care services, applied research and development and medical equipment and supplies industries, or (b) companies Putnam Management thinks have the potential for growth as a result of their particular products, technology, patents or other market advantages in the health sciences industries.

PUTNAM VT HIGH YIELD FUND -- Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income. The fund pursues its goal by investing mainly in bonds that (a) are obligations of U.S. companies, (b) are below investment-grade in quality (junk bonds) and (c) have intermediate to long-term maturities (three years or longer). Under normal circumstances, the fund invests at least 80% of its net assets in securities rated below investment grade.

PUTNAM VT INCOME FUND -- Seeks high current income consistent with what Putnam Management believes to be prudent risk. The fund pursues its goal by investing mainly in bonds that (a) are obligations of companies and governments worldwide denominated in U.S. dollars, (b) are either investment-grade or below investment-grade (junk bonds) and (c) have intermediate to long-term maturities (three years or longer).

PUTNAM VT INTERNATIONAL EQUITY FUND (formerly Putnam VT International Growth
Fund) -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of companies outside the United States.

PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND -- Seeks capital growth. Current income is a secondary objective. The fund pursues its goal by investing mainly in common stocks of companies outside the United States, with a focus on value stocks that offer the potential for income.

PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND -- Seeks long-term capital appreciation. The fund pursues its goal by investing mainly in common stocks of companies outside the United States, with a focus on growth stocks.

PUTNAM VT INVESTORS FUND -- Seeks long-term growth of capital and any increased income that results from this growth. The fund pursues its goal by investing mainly in common stocks of U.S. companies that Putnam Management believes have favorable investment potential.

PUTNAM VT MONEY MARKET FUND -- Seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity.

PUTNAM VT NEW OPPORTUNITIES FUND -- Seeks long-term capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks in sectors of the economy that Putnam Management believes have high growth potential.

PUTNAM VT NEW VALUE FUND -- Seeks long-term capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks.

PUTNAM VT OTC & EMERGING GROWTH FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks. Under normal circumstances, the fund invests at least
80% of its net assets in common stocks traded in the
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
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over-the-counter ("OTC") market and common stocks of "emerging growth" companies listed on securities exchanges.

PUTNAM VT UTILITIES GROWTH AND INCOME FUND -- Seeks capital growth and current income. The fund pursues its goal by investing mainly in a combination of U.S. stocks and bonds of companies in the utilities industries that Putnam Management believes have favorable investment potential. Under normal circumstances, the fund invests at least 80% of its net assets in equity and debt investments of companies in the utilities industries.

PUTNAM VT VISTA FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks.

PUTNAM VT VOYAGER FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks.

FIDELITY VIP ASSET MANAGER-SM- PORTFOLIO -- Seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term instruments.

FIDELITY VIP EQUITY-INCOME PORTFOLIO -- Seeks reasonable income. The Fund will also consider the potential for capital appreciation. The Fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500-SM- Index.

FIDELITY VIP OVERSEAS PORTFOLIO -- Seeks long-term growth of capital primarily through investments in non-U.S. securities.

INVESTMENT ADVISORS -- American Funds Global Growth Fund, American Funds Global Small Capitalization Fund, American Funds Growth Fund and American Funds Growth-Income Fund are all part of American Funds Insurance Series. American Funds Insurance Series is a fully managed, diversified, open-end investment company organized as a Massachusetts business trust in 1983. American Funds Insurance Series offers two classes of fund shares: Class 1 shares and Class 2 shares. This Contract invests only in Class 2 shares of American Funds Insurance Series. The investment adviser for each of the funds of American Funds Insurance Series is Capital Research and Management Company located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc.

Hartford HLS Funds are sponsored and administered by Hartford. HL Investment Advisors, LLC ("HL Advisors") serves as the investment adviser to each of the Hartford HLS Funds. Wellington Management Company, LLP ("Wellington Management") and Hartford Investment Management Company ("HIMCO") serve as sub-investment advisors and provide day to day investment services. Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Growth and Income HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund and Hartford Stock HLS Fund are series of Hartford Series Fund, Inc., a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company. The shares of each Hartford HLS Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this Contract.

The Putnam Sub-Accounts purchase shares of Putnam Variable Trust, an open-end series investment company with multiple portfolios ("Funds"). Putnam Investment Management, LLC. ("Putnam Management") serves as the investment manager for the Funds. Putnam Management is ultimately controlled by Marsh & McLennan Companies, Inc., a publicly owned holding company whose principal businesses are international insurance brokerage and employee benefit consulting.

The Funds are generally managed in styles similar to other open-end investment companies which are managed by Putnam Management and whose shares are generally offered to the public. These other Putnam funds may, however, employ different investment practices and may invest in securities different from those in which their counterpart Funds invest, and consequently will not have identical portfolios or experience identical investment results.

Subject to the general oversight of the Trustees of Putnam Variable Trust, Putnam Management manages the Funds' portfolios in accordance with their stated investment objectives and policies, makes investment decisions for the Funds, places orders to purchase and sell securities on behalf of the Funds, and administers the affairs of the Funds. For its services, the Funds pay Putnam Management a quarterly fee. See the accompanying Funds prospectus for a more complete description of Putnam Management and the respective fees of the Funds.

Fidelity Management & Research Company ("FMR") is the investment adviser for the Fidelity VIP Funds.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the prospectuses for the Funds.

VOTING RIGHTS -- For Sub-Accounts in which you have invested, we will notify you of shareholder's meetings of the Funds purchased by those Sub-Accounts. We will send you proxy materials and instructions for you to vote the shares held for your benefit by those Sub-Accounts. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no
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12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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instructions, we will vote those shares in the same proportion as shares for which we received instructions.

ADMINISTRATIVE AND DISTRIBUTION SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative and distribution services and the Funds pay fees to Hartford that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family and may include fees paid under a distribution and/or servicing plan adopted by a fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

THE FIXED ACCOUNT

You may allocate amounts to the Fixed Account. The Fixed Account is not a part of the Separate Account, but is a part of our general assets. As such, the Fixed Account (and this description of the Fixed Account) is not subject to the same securities laws as the Separate Account.

The Fixed Account credits at least 4% per year. We are not obligated to, but may, credit more than 4% per year. If we do, such rates are determined at our sole discretion. You assume the risk that, at any time, the Fixed Account may credit no more than 4%.

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

DEDUCTIONS FROM PREMIUM

Before your premium is allocated to the Sub-Accounts and/or the Fixed Account, we deduct a percentage from your premium for a sales load and a premium tax charge. The amount allocated after the deductions is called your Net Premium.

FRONT-END SALES LOAD -- We deduct a front-end sales load from each premium you pay. The front-end sales load is based on:

- the amount of premium paid in relation to the Target Premium;

- the policy year in which the premium is paid; and

- the amount of the premium Attributable to the Basic Face Amount and to the Supplemental Face Amount.

Both current and maximum front-end sales loads for premiums Attributable to the Basic Face Amount up to the Target Premium are:

- 50% in the first policy year;

- 15% in policy years 2 through 5;

- 10% in policy years 6 through 10; and

- 2% in policy years 11 through 20.

Thereafter, the current front-end sales load is 0%, with a maximum of 2%.

Both current and maximum front-end sales loads for premiums Attributable to the Basic Face Amount in excess of the Target Premium are:

- 9% in policy year 1;

- 4% in policy years 2 through 10; and

- 2% in policy years 11 through 20.

Thereafter, the current front-end sales load is 0%, with a maximum of 2%.

Both current and maximum front-end sales loads for all premiums Attributable to the Supplemental Face Amount is:

- 4% in policy years 1 through 10; and

- 2% in policy years 11 through 20.

Thereafter, the current front-end sales load is 0%, with a maximum of 2%.

PREMIUM TAX CHARGE -- We deduct a premium tax charge from each premium you pay. The premium tax charge covers taxes assessed against us by a state and/or other governmental entity. The range of such charge generally is between 0% and 4%.

FEDERAL TAX CHARGE -- We deduct a 1.25% charge from each premium payment to cover the estimated costs to us of the federal income tax treatment of the Policies' deferred acquisition costs under Section 848 of the Code. We have determined that this charge is reasonable in relation to our increased federal income tax burden resulting from the receipt of premiums.

PREMIUM PROCESSING CHARGE -- We deduct a 1.25% charge from each premium payment for premium collection costs and premium and policy processing costs.

DEDUCTIONS FROM ACCOUNT VALUE

MONTHLY DEDUCTION AMOUNTS -- Each month we will deduct an amount from your Account Value to pay for the benefits provided by your policy. This amount is called the Monthly Deduction Amount and equals the sum of:

- the charge for the cost of insurance;

- the mortality and expense risk charge;

- the monthly administrative charge;

- the issue charge;

- charges for "special" insurance class rating, if any;

- any charges for additional benefits provided by rider;

- any Face Amount increase fee;

Each Monthly Deduction Amount will be deducted pro rata from the Fixed Account and each of the Sub-Accounts. The Monthly Deduction Amount will vary from month to month.

ALLOCATION OF CHARGES OPTION -- You may provide us with written instructions to re-direct the deduction of your Policy's Monthly Deduction Amount charges that are assessed on a
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
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monthly basis to specified Sub-Account(s) and/or the Fixed Account. If you do not provide us with written instructions, or if the assets in any of the specified Sub-Accounts or the Fixed Account are insufficient to pay the charge as requested, the Monthly Deduction Amount will then be deducted on a pro rata basis from each available Sub-Account and/or the Fixed Account.

COST OF INSURANCE CHARGE -- The charge for the cost of insurance equals:

- the cost of insurance rate per $1,000, multiplied by

- the amount at risk, divided by

- $1,000.

On any Monthly Activity Date, the amount at risk equals the Death Benefit less the Account Value on that date, prior to assessing the Monthly Deduction Amount.

Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. For standard risks, the cost of insurance rates will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Table
(ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states). A table of guaranteed cost of insurance rates per $1,000 will be included in your policy, however, we reserve the right to use rates less than those shown in the table. Substandard risks will be charged higher cost of insurance rates that will not exceed rates based on a multiple of 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states) plus any flat extra amount assessed. The multiple will be based on the insured's substandard rating.

Any changes in the cost of insurance rates will be made uniformly for all insureds of the same issue ages, sexes, risk classes and whose coverage has been in-force for the same length of time. No change in insurance class or cost will occur on account of deterioration of the insureds' health.

Because your Account Value and death benefit may vary from month to month, the cost of insurance may also vary on each Monthly Activity Date. The cost of insurance depends on your policy's amount at risk. Items which may affect the amount at risk include the amount and timing of premium payments, investment performance, fees and charges assessed, rider charges, policy loans and changes to the Face Amount.

On each Monthly Activity Date during the last 25 policy years before the Maturity Date, we will apply a discount to the cost of insurance rate, provided you qualify. The discount equals 10%, multiplied by the ratio of the Basic Face Amount at the policy's issue date to the Face Amount at the policy's issue date, as shown on the policy's specifications page. To qualify for the discount, the policy must have been in force at least 15 policy years and the ratio of the then-current Account Value to the then-current Death Benefit must equal at least the qualifying ratio described below. The qualifying ratio is 0% with 25 policy years remaining until the maturity date and increases by three percentage points each policy year thereafter. For example, with ten policy years remaining until the Maturity Date the qualifying ratio is 45%, and with one policy year remaining the qualifying ratio is 72%. This discount may not be available in all states.

MORTALITY AND EXPENSE RISK CHARGE -- We deduct a mortality and expense risk charge each month from your Account Value. The current mortality and expense risk charge for any Monthly Activity Date is equal to:

- the current mortality and expense risk rate; multiplied by

- the portion of the Account Value allocated to the Sub-Accounts on the Monthly Activity Date prior to assessing the Monthly Deduction Amount.

The current and maximum mortality and expense risk rate for the first ten policy years is 0.80%. Thereafter, the current and maximum rate is 0.80% on the first $100,000 of Account Value as determined just prior to Hartford assessing the Monthly Deduction Amount. On the remaining Account Value, the current mortality and expense risk rate is 0.25% and the maximum rate is 0.40% for Account Value attributable to the Basic Face Amount and 0.50% for Account Value attributable to the Supplemental Face Amount.

The mortality and expense risk charge compensates us for mortality and expense risks assumed under the policies. The mortality risk assumed is that the cost of insurance charges are insufficient to meet actual claims. The expense risk assumed is that the expense incurred in issuing, distributing and administering the policies exceed the administrative charges and sales loads collected. Hartford may keep any difference between cost it incurs and the charges it collects.

MONTHLY ADMINISTRATIVE CHARGE -- We deduct a monthly administrative charge from your Account Value to compensate us for issue and administrative costs of the policy. The current monthly administrative fee is the sum of $7.50 per month, plus $0.01 per month per $1000 of Face Amount at the policy issue date, paid in policy years 1 through 10. On a blended rate basis, the charge for all policy years is guaranteed never to exceed the sum of $10.00 per month, plus $0.03 per month per $1000 of Basic Face Amount at the policy issue date, and $15.00 per month plus $0.05 per month per $1000 of Supplemental Face Amount at the policy issue date. This maximum charge is a blended rate based on the ratio of the initial Basic Face Amount and the initial Supplemental Face Amount to the initial Face Amount. For example, if the initial Basic Face Amount was $200,000 and the initial Supplemental Face Amount was $50,000, then the ratio of initial Basic Face Amount to initial Face Amount is .80 ($200,000 divided by $250,000) and the ratio of initial Supplemental Face Amount to initial Face Amount is .20 ($50,000 divided by $250,000). The blended maximum charge would be $11.00 per month (.80, multiplied by $10.00, plus .20 multiplied by $15.00) and $.034 per thousand of Face Amount (.80, multiplied by $.03, plus .20 multiplied by $.05).
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14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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ISSUE CHARGE -- In the first five policy years, we assess a monthly issue charge to compensate us for the up-front costs to underwrite and issue a policy. The issue charge is the sum of $20.00 per month for the first five policy years plus $.05 per $1000 of Face Amount at the date the policy is issued.

FACE AMOUNT INCREASE FEE -- We deduct a dollar amount from your Account Value for an unscheduled increase of the Face Amount on your policy. The fee is $.05 per $1,000 of each increase per month for the first five policy years from the date of each increase. This fee compensates us for underwriting and processing costs for such increases.

RIDER CHARGE -- If your policy includes riders, a charge applicable to the riders is made from the Account Value each month. The charge applicable to these riders is to compensate Hartford for the anticipated cost of providing these benefits and is specified on the applicable rider. For a description of the riders available, see "Your Policy -- Optional Supplemental Benefits."

CHARGES FOR THE FUNDS

The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

YOUR POLICY
--------------------------------------------------------------------------------

CONTRACT RIGHTS

POLICY OWNER, OR "YOU" -- As long as your policy is in force, you may exercise all rights under the policy while either of the insureds is alive and no beneficiary has been irrevocably named.

BENEFICIARY -- You name the beneficiary in your application for the policy. You may change the beneficiary (unless irrevocably named) while either of the insureds is alive by notifying us in writing. If no beneficiary is living when the last surviving insured dies, the death benefit will be paid to you, if living; otherwise, it will be paid to your estate.

ASSIGNMENT -- You may assign your policy. Until you notify us in writing, no assignment will be effective against us. We are not responsible for the validity of any assignment.

STATEMENTS -- We will send you a statement at least once each year, showing:

- the current Account Value, Cash Surrender Value and Face Amount;

- the premiums paid, monthly deduction amounts and any loans since your last statement;

- the amount of any Indebtedness;

- any notifications required by the provisions of your policy; and

- any other information required by the Insurance Department of the state where your policy was delivered.

CONTRACT LIMITATIONS

ALLOCATIONS TO SUB-ACCOUNTS AND THE FIXED ACCOUNT -- You may allocate amounts to a maximum of nine (9) Sub-Accounts, or eight (8) Sub-Accounts and the Fixed Account.

TRANSFERS OF ACCOUNT VALUE -- You may transfer amounts among the Fixed Account and the Sub-Accounts subject to a charge described below. You may request transfers in writing or by calling us at 1-800-231-5453. Transfers by telephone may be made by your agent of record or by your attorney-in-fact pursuant to a power of attorney. Telephone transfers may not be permitted in some states. We will not be responsible for losses that result from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The procedures we follow for transactions initiated by telephone include requiring callers to provide certain identifying information. All transfer instructions communicated to us by telephone are tape recorded.

You may make one transfer per calendar month free of charge, excluding any transfers made pursuant to your enrollment in the Dollar Cost Averaging Program. Each subsequent transfer in excess of one per calendar month will be subject to a transfer charge of up to $25. We reserve the right to limit at a future date the size of transfers and remaining balances and to limit the number and frequency of transfers.

LIMITATIONS ON TRANSFER OF ACCOUNT VALUES -- This policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in international arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in Fund pricing should not purchase this policy. These abusive or disruptive transfers can have an adverse impact on management of a Fund, increase Fund expenses and affect Fund performance.

Hartford has a policy for transfers between Sub-Accounts, which is designed to protect Policy Owners from abusive or disruptive trading activity:

- You may submit 20 Sub-Account transfers each policy year for each policy by U.S. Mail, telephone, or facsimile.

- Once these 20 Sub-Account transfers have been executed, you may submit any additional Sub-Account transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   15
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We will apply the procedure to your policy during each policy year.

ABUSIVE TRANSFERS -- Regardless of the number of transfers you have made, we will monitor Sub-Account transfers and we may terminate your transfer privileges until the anniversary of your next policy date if we determine that you are engaging in a pattern of transfers that is disadvantageous or potentially harmful to other Policy Owners. We will consider the following factors:

- the dollar amount of the transfer;

- the total assets of the Funds involved in the transfer;

- the number of transfers completed in the current calendar quarter; or

- whether the transfer is part of a pattern of transfers designed to take advantage of short-term market fluctuations or market inefficiencies.

After your 20th transfer, or after any time we determine that you are engaging in a pattern of abusive transfers, we will send you a letter notifying you that your transfer privileges have been restricted or terminated, as applicable, until the anniversary of your next policy date.

None of these restrictions are applicable to Sub-Account transfers made under a Dollar Cost Averaging Program or other systematic transfer program.

We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.

TRANSFERS FROM THE FIXED ACCOUNT -- Except for transfers made under the Dollar Cost Averaging Program, any transfers from the Fixed Account must occur during the 30-day period following each policy anniversary, and, if your accumulated value in the Fixed Account exceeds $1,000, the amount transferred from the Fixed Account in any policy year may not exceed 25% of the accumulated value in the Fixed Account on the transfer date.

DEFERRAL OF PAYMENTS -- We may defer payment of any Cash Surrender Values, withdrawals and loan amounts which are not from the Sub-Accounts for up to six months from the date of the request. If we defer payment for more than 30 days, we will pay you interest.

CHANGES TO CONTRACT OR SEPARATE ACCOUNT

MODIFICATION OF POLICY -- The only way the policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries, or Assistant Secretaries.

SUBSTITUTION OF FUNDS -- We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.

CHANGE IN OPERATION OF THE SEPARATE ACCOUNT -- The operation of the Separate Account may be modified to the extent permitted by law, including deregistration under the securities laws.

SEPARATE ACCOUNT TAXES -- Currently, no charge is made to the Separate Account for federal, state and local taxes that may be allocable to the Separate Account. A change in the applicable federal, state or local tax laws which impose tax on Hartford and/ or the Separate Account may result in a charge against the policy in the future. Charges for other taxes, if any, allocable to the Separate Account may also be made.

OTHER BENEFITS

DOLLAR COST AVERAGING PROGRAM -- You may elect to allocate your Net Premiums among the Sub-Accounts and the Fixed Account pursuant to the Dollar Cost Averaging (DCA) program. If you choose the DCA program, your Net Premiums will be deposited into the Hartford Money Market Sub-Account or the Fixed Account. Amounts will be transferred monthly to the other investment choices in accordance with your premium allocation instructions. The dollar amount will be allocated to the investment choices that you specify, in the proportions that you specify. If, on any transfer date, your Account Value allocated to the Dollar Cost Averaging program is less than the amount you have elected to transfer, your DCA program will terminate.

You may cancel your DCA election by notice in writing or by calling us at 1-800-231-5453. We reserve the right to change or discontinue the DCA program.

The main objective of a DCA program is to minimize the impact of short-term price fluctuations. The DCA program allows you to take advantage of market fluctuations. Since the same dollar amount is transferred to your selected investment choices at set intervals, the DCA program allows you to purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, a lower average cost per accumulation unit may be achieved over the long term. However, it is important to understand that the DCA program does not assure a profit or protect against loss in a declining market.

SETTLEMENT OPTIONS -- Proceeds under your policy may be paid in a lump sum or may be applied to one of our four settlement options. The minimum amount that may be placed under a settlement option is $5,000 (unless we consent to a lesser amount), subject to our then-current rules. Once payments under the Second Option, the Third Option or the Fourth Option begin, no surrender may be made for a lump sum settlement in lieu of the life insurance payments. The following payment options are available to you or your beneficiary. If a payment option is not selected, proceeds will be paid in a lump sum. Your beneficiary may choose a settlement.

FIRST OPTION -- INTEREST INCOME

 -  Payments of interest at the rate we declare (but not less than 3.5% per year) on the amount applied under this option.
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16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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SECOND OPTION -- INCOME OF FIXED AMOUNT

 - Equal payments of the amount chosen until the amount applied under this option (with interest of not less than 3.5% per year) is exhausted. The final payment will be for the balance remaining.

THIRD OPTION -- PAYMENTS FOR A FIXED PERIOD

 - An amount payable monthly for the number of years selected, which may be from one to 30 years.

FOURTH OPTION -- LIFE INCOME

 - LIFE ANNUITY -- An annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment due preceding the death of the annuitant.

 - LIFE ANNUITY WITH 120 MONTHLY PAYMENTS CERTAIN -- An annuity providing monthly income to the annuitant for a fixed period of 120 months and for as long thereafter as the annuitant shall live.

The policy provides for guaranteed dollar amounts of monthly payments for each $1,000 applied under the four payment options. Under the Fourth Option, the amount of each payment will depend upon the age of the Annuitant at the time the first payment is due. If any periodic payment due any payee is less than $200, we may make payments less often.

The table for the Fourth Option is based on the 1983a Individual Annuity Mortality Table, set back one year and with a net investment rate of 3.5% per annum. The tables for the First, Second and Third Options are based on a net investment rate of 3.5% per annum. We may, however, from time to time, at our discretion if mortality appears more favorable and interest rates justify, apply other tables which will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.

Other arrangements for income payments may be agreed upon.

OPTIONAL SUPPLEMENTAL BENEFITS -- The optional supplemental benefits discussed below are among the options that may be included in a policy by rider, subject to the restrictions and limitations set forth in the rider. The cost for any optional rider you select depends on the issue age, sex, and risk class of the person insured under the policy and the amount of benefit provided by the rider. The maximum cost for the rider will be stated in your policy on the policy specifications pages.

- LAST SURVIVOR EXCHANGE OPTION RIDER -- We will exchange your policy for two individual policies on the life of each of the persons insured under the policy. This benefit is subject to the conditions stated in the rider and may be exercised only in the event of divorce or certain changes in the federal tax laws. There is no charge for this rider.

- ESTATE PROTECTION RIDER -- We will pay a term insurance benefit on proof of the death of the last surviving insured.

- SINGLE LIFE YEARLY RENEWABLE TERM LIFE INSURANCE RIDER -- We will pay the term life insurance benefit upon proof of death of the insured.

- MATURITY DATE EXTENSION RIDER -- We will extend the maturity date to the date of death of the second insured regardless of the age of either insured, subject to the conditions stated in the rider. Extending the maturity date requires your written consent. If the maturity date is extended under this rider, the death benefit will be reduced to the Account Value and we will not accept any new premium payments.

Riders may not be available in all states.

BENEFITS AT MATURITY -- If either insured is living on the "maturity date," we will pay the Cash Surrender Value to you upon surrender of the policy to us. On the maturity date, your policy will terminate and Hartford will have no further obligations under the policy.

CLASS OF PURCHASERS

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, group, or program ("Eligible Group") in accordance with our rules in effect as of the date the application for a policy is approved. An Eligible Group must satisfy certain criteria such as size, expected number of policy holders, or present or anticipated levels of aggregate premiums, administrative expenses or commissions. We may modify, from time to time on a uniform basis, both the amount of the reductions and the criteria for eligibility. Reductions in charges will not be unfairly discriminatory against any person, including the affected policy holders invested in the Separate Account.

PREMIUMS
--------------------------------------------------------------------------------

APPLICATION FOR A POLICY -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Basic Face Amount and the initial Supplemental Face Amount. The Basic Face Amount plus the Supplemental Face Amount equals your initial Face Amount. Policies generally will be issued only on the lives of insureds between the ages of 20 and 80 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent. The minimum initial premium is the amount required to keep the policy in force for one month, but not less than $50.

Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. The policy date is the date used to determine all future cyclical transactions on the policy, such as Monthly Activity Date and policy years.
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   17
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PREMIUM PAYMENT FLEXIBILITY -- You have considerable flexibility as to when and in what amounts you pay premiums under your policy.

Prior to policy issue, you choose a planned premium, within a range determined by us. We will send you premium notices for planned premiums. Such notices may be sent on an annual, semi-annual or quarterly basis. You may also have premiums automatically deducted monthly from your checking account. The planned premiums and payment mode you select are shown on your policy's specifications page. You may change the planned premiums, subject to our minimum amount rules then in effect.

After the first premium has been paid, your subsequent premium payments are flexible. The actual amount and frequency of payment will affect the Account Value and could affect the amount and duration of insurance provided by the policy. Your policy may lapse if the value of your policy becomes insufficient to cover the Monthly Deduction Amounts. In such case you may be required to pay additional premiums in order to prevent the policy from terminating. For details see, "Lapse and Reinstatement."

You may pay additional premiums at any time prior to the scheduled maturity date, subject to the following limitations:

- The minimum premium that we will accept is $50 or the amount required to keep the policy in force.

- We reserve the right to refund any excess premiums that would cause the policy to fail to meet the definition of life insurance under the Internal Revenue Code.

- We reserve the right to require evidence of insurability for any premium payment that results in an increase in the death benefit greater than the amount of the premium.

- Any premium payment in excess of $1,000,000 is subject to our approval.

ALLOCATION OF PREMIUM PAYMENTS -- The initial Net Premium (and any additional Net Premiums received by us before the end of the right to examine period) will be allocated to the Hartford Money Market Sub-Account on the later of the policy date or the date we receive your premium payment.

We will then allocate the Account Value in the Hartford Money Market Sub-Account to the Fixed Account and the Sub-Accounts according to the premium allocation specified in your policy application upon the expiration of the right to examine policy period, or the date we receive the final requirement to put the policy in force, whichever is later.

You may change your premium allocation upon request in writing. Subsequent Net Premiums will be allocated to the Fixed Account and the Sub-Accounts according to your most recent written instructions as long as the number of investment choices does not exceed nine (9), and the percentage you allocate to each Sub-Account and/or the Fixed Account is in whole percentages. If we receive a premium payment with a premium allocation instruction that does not comply with the above rules, we will allocate the Net Premium pro rata based on the values of your existing investment choices.

You will receive several different types of notifications as to what your current premium allocation is. Each transaction confirmation received after we receive a premium payment will show how a Net Premium has been allocated. Additionally, each quarterly statement summarizes the current premium allocation in effect for your policy.

ACCUMULATION UNITS -- Net Premiums allocated to the Sub-Accounts are used to credit accumulation units to such Sub-Accounts.

The number of accumulation units in each Sub-Account to be credited to a policy (including the initial allocation to the Hartford Money Market Sub-Account) and the amount to be credited to the Fixed Account will be determined, first, by multiplying the Net Premium by the appropriate allocation percentage in order to determine the portion of Net Premiums or transferred Account Value to be invested in the Fixed Account or the Sub-Account. Each portion of the Net Premium or transferred Account Value to be invested in a Sub-Account is then divided by the accumulation unit value in a particular Sub-Account next computed following its receipt. The resulting figure is the number of accumulation units to be credited to each Sub-Account.

ACCUMULATION UNIT VALUES -- The accumulation unit value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the accumulation unit value of the particular Sub-Account on the preceding Valuation Day by the net investment factor for that Sub-Account for the Valuation Period then ended. The net investment factor for each of the Sub-Accounts is equal to the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by that Fund in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period.

All valuations in connection with a policy, (i.e., with respect to determining Account Value, in connection with policy loans, or in calculation of death benefits, or with respect to determining the number of accumulation units to be credited to a policy with each premium payment other than the initial premium payment) will be made on the date the request or payment is received by us at the National Service Center, provided such date is a Valuation Day; otherwise such determination will be made on the next succeeding date which is a Valuation Day.

ACCOUNT VALUES -- Each policy will have an Account Value. There is no minimum guaranteed Account Value.

The Account Value of a policy changes on a daily basis and will be computed on each Valuation Day. The Account Value will vary to reflect the investment experience of the Sub-Accounts, the interest credited to the Fixed Account and the Loan Account, and the Monthly Deduction Amounts, Net Premiums paid, and any withdrawals taken.
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18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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A policy's Account Value is related to the net asset value of the Funds associated with the Sub-Accounts, if any, to which Net Premiums on the policy have been allocated. The Account Value in the Sub-Accounts on any Valuation Day is calculated by, first, multiplying the number of accumulation units in each Sub-Account as of the Valuation Day by the then current value of the accumulation units in that Sub-Account and then totaling the result for all of the Sub-Accounts. A policy's Account Value equals the policy's value in all of the Sub-Accounts, the Fixed Account, and the Loan Account. A policy's Cash Value is equal to the Account Value less any applicable surrender charges. A policy's Cash Surrender Value, which is the net amount available upon surrender of the policy, is the Cash Value less any Indebtedness. See "Accumulation Unit Values," above.

We will pay death proceeds, Cash Surrender Values, partial withdrawals, and loan amounts allocable to the Sub-Accounts within seven days after we receive all the information needed to process the payment, unless the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Commission or the Commission declares that an emergency exists.

DEATH BENEFITS AND POLICY VALUES
--------------------------------------------------------------------------------

DEATH BENEFIT -- Your policy provides for the payment of the death proceeds to the named beneficiary upon receipt of due proof of the death of the last surviving insured. Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. You must notify us in writing as soon as possible after the death of either insured. The death proceeds payable to the beneficiary equal the death benefit less any Indebtedness and less any due and unpaid Monthly Deduction Amount occurring during a grace period. The death benefit depends on the death benefit option you select, the minimum death benefit provision, and whether or not the Death Benefit Guarantee is in effect.

DEATH BENEFIT OPTIONS -- There are three death benefit options: the Level Death Benefit Option ("Option A"), the Return of Account Value Death Benefit Option ("Option B") and the Return of Premium Death Benefit Option ("Option C"). Subject to the minimum death benefit described below, the death benefit under each option is as follows:

- Under Option A, the current Face Amount.

- Under Option B, the current Face Amount plus the Account Value on the date we receive due proof of the last surviving insured's death.

- Under Option C, the current Face Amount plus the sum of the premiums paid.

DEATH BENEFIT OPTION CHANGES -- You may change your death benefit option to Option A or Option B without evidence of insurability. If you change to Option A, the Face Amount will become that amount available as a death benefit immediately prior to the option change. If you change to Option B, the Face Amount will become that amount available as a death benefit immediately prior to the option change, reduced by the then-current Account Value. Changing your death benefit option does not result in any fees or charges against your policy. However, you should consult a tax adviser regarding the possible adverse tax consequences resulting from a change in your death benefit option.

Any unscheduled increase in the Face Amount will be deemed an increase in the Supplemental Face Amount.

DEATH BENEFIT GUARANTEE -- The death benefit guarantee is a feature for all policies at issue, unless the Supplemental Face Amount exceeds the Basic Face Amount. If the premiums paid during policy year 1 are less than the Annual Death Benefit Guarantee Premium, the death benefit guarantee will be removed from the policy.

After policy year 1, the death benefit guarantee will be in effect as long as the cumulative premiums paid into the policy, less any withdrawals, equal or exceed the Cumulative Death Benefit Guarantee Premium. The death benefit guarantee period will expire at the end of: (1) policy year 10 or (2) the life expectancy of the last surviving insured (based on the 1980 Commissioners' Standard Ordinary Mortality Smoker or Nonsmoker Table, age last birthday), whichever period you chose.

If the death benefit guarantee is in effect, payment of the Basic Face Amount upon the death of the last surviving insured will be guaranteed, regardless of your policy's investment performance. The death benefit guarantee is in effect if:

- the death benefit guarantee period has not expired;

- the Supplemental Face Amount has never exceeded, and is not scheduled to exceed, the Basic Face Amount; and

- on each Monthly Activity Date, the cumulative premiums paid into your policy, less withdrawals, equal or exceed the Cumulative Death Benefit Guarantee Premium.

MINIMUM DEATH BENEFIT -- The policy must satisfy a death benefit compliance test to qualify as life insurance under section 7702 of the Internal Revenue Code.
The test effectively requires that the death benefit always be equal to or greater than the Account Value multiplied by a certain percentage. Your policy has a minimum death benefit. We will automatically increase the death benefit so that it will never be less than the Account Value multiplied by the minimum death benefit percentage for the then current year. This percentage varies according to the policy year and each insured's issue age, sex (where unisex rates are not used) and insurance class. This percentage will never be less than 100% or greater than 1400%. The specified percentage applicable to you is listed on the specifications page of your policy.
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   19
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EXAMPLES OF MINIMUM DEATH BENEFIT:

                                    A          B
--------------------------------------------------------
 Face Amount                     $100,000   $100,000
--------------------------------------------------------
 Account Value                     46,500     34,000
--------------------------------------------------------
 Specified Percentage                250%       250%
--------------------------------------------------------
 Death Benefit Option               Level      Level
--------------------------------------------------------

In Example A, the death benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the date of death of $46,500, multiplied by the specified percentage of 250%). This amount, less any outstanding Indebtedness, constitutes the death proceeds payable to the beneficiary.

In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).

SUPPLEMENTAL FACE AMOUNT -- If you selected Supplemental Face Amount coverage on your policy application, the amount of such coverage is shown on your policy's specifications page, subject to any scheduled changes you instructed in your policy application and any unscheduled increases and/or decreases in Face Amount, as described below. You may discontinue a scheduled increase by request in writing. A decrease in Face Amount, other than as a result of a partial withdrawal, will affect your scheduled increases in Face Amount.

UNSCHEDULED INCREASES AND DECREASES IN FACE AMOUNT -- At any time after the first policy year, you may request a change in the Face Amount by writing to us.

The minimum amount by which the Face Amount can be increased or decreased is based on our rules then in effect.

Any unscheduled increase in the Face Amount will be deemed an increase in the Supplemental Face Amount. All requests to increase the Face Amount must be applied for on a new application and accompanied by your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the date shown on the new policy specifications page, provided that the deduction for the cost of insurance for the first month is made.

Each unscheduled increase in Face Amount is subject to an increase fee of $.05 per $1,000 of each increase per month for the first five policy years from the date of each increase.

An unscheduled decrease in the Face Amount will be effective on the Monthly Activity Date following the date we receive the request in writing. The remaining Face Amount must not be less than that specified by our minimum rules then in effect. Decreases will be applied first to the Supplemental Face Amount and then to the Basic Face Amount.

We reserve the right to limit the number of increases and/or decreases made under a policy to no more than one in any 12 month period.

CHARGES AND POLICY VALUES -- Your policy values decrease due to the deduction of policy charges. Policy values may increase or decrease depending on investment performance; investment expenses and fees reduce the investment performance of the Sub-Accounts. Fluctuations in your account value may have an effect on your death benefit. If your policy lapses, the policy terminates and no death benefit will be paid.

MAKING WITHDRAWALS FROM YOUR POLICY
--------------------------------------------------------------------------------

SURRENDER -- Provided your policy has a Cash Surrender Value, you may surrender your policy to us. We will pay you the Cash Surrender Value. Our liability under the policy will cease as of the date of your request for surrender, or the date you request to have your policy surrendered, if later.

AMOUNT PAYABLE ON SURRENDER OF THE POLICY -- You may elect to fully surrender your policy as long as your policy is in effect. Upon surrender, you will receive the Cash Surrender Value determined as of the later of (a) the date on which we receive your request for surrender in writing (b) the date you request. The policy will terminate on the later of (x) the date we receive your request in writing or (y) the date you request the surrender to be effective.

PARTIAL WITHDRAWALS -- One partial withdrawal is allowed per month (between any successive Monthly Activity Dates). The minimum partial withdrawal allowed is $500. The maximum partial withdrawal is the Cash Surrender Value, less $1,000. If the death benefit option then in effect is Option A or Option C, the Face Amount is reduced by the amount of the partial withdrawal. The minimum Face Amount required after a partial withdrawal is subject to our rules then in effect. Unless specified otherwise, the partial withdrawal will be deducted pro rata from the Fixed Account and the Sub-Accounts. Currently, we do not impose a partial withdrawal charge. However, we reserve the right to impose in the future a partial withdrawal charge of up to $50.

RIGHT TO EXAMINE A POLICY -- You have a limited right to return your policy for cancellation. You may deliver or mail the policy to us or to the agent from whom it was purchased any time during your free look period. Your free look period ends the later of 10 days after you receive your policy, 10 days after we deliver to you a Notice of Right to Withdraw, or 45 days after you sign the application for your policy (or longer in some states). In such event, the policy will be rescinded and we will pay an amount equal to the greater of the premiums paid for the policy less any Indebtedness or the sum of: i) the Account Value less any Indebtedness, on the date the returned policy is received by us or the agent from whom it was purchased; and, ii) any deductions under the policy or charges associated with the Separate Account. If your policy is replacing another policy, your free look period and the amount paid to you upon the return of your policy vary by state.
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20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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RIGHT TO EXCHANGE A POLICY -- During the first 24 months after its issuance, you may exchange your policy for a non-variable life insurance policy on the life of the insured offered by us or an affiliate. No evidence of insurability will be required. The new policy will have an amount at risk which equals or is less than the amount at risk in effect on the date of exchange. Premiums under the new policy will be based on the same risk classifications as the policy for which the new policy was exchanged. An exchange of a policy under such circumstances should be a tax-free transaction under Section 1035 of the Code.

LOANS
--------------------------------------------------------------------------------

AVAILABILITY OF LOANS -- At any time while the policy is in force, you may borrow against the policy by assigning it as sole security to us. Any new loan taken together with any existing Indebtedness may not exceed 90% of Account Value on the date we grant a loan.

Unless you specify otherwise, all loan amounts will be transferred on a pro rata basis from the Fixed Account and each of the Sub-Accounts to the Loan Account.

If total Indebtedness equals or exceeds the Account Value on any Monthly Activity Date, the policy will then go into default. See "Lapse and Reinstatement."

PREFERRED INDEBTEDNESS -- If, at any time after the tenth (10th) policy anniversary, your Account Value exceeds the total of all premiums paid since issue, a portion of your Indebtedness may qualify as preferred. Preferred Indebtedness is charged a lower interest rate than non-preferred Indebtedness, if any. The maximum amount of preferred Indebtedness is the amount by which the Account Value exceeds the total premiums paid and is determined on each Monthly Activity Date.

LOAN REPAYMENTS -- You can repay all or any part of a loan at any time while your policy is in force and either of the insureds' is alive. The amount of your policy loan repayment will be deducted from the Loan Account. It will be allocated among the Fixed Account and Sub-Accounts in the same percentage as premiums are allocated.

EFFECT OF LOANS ON ACCOUNT VALUE -- A loan, whether or not repaid, will have a permanent effect on your Account Value. This effect occurs because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Accounts. In addition, the rate of interest credited to the Fixed Account will usually be different than the rate credited to the Loan Account. The longer a loan is outstanding, the greater the effect on your Account Value is likely to be. Such effect could be favorable or unfavorable. If the Fixed Account and the Sub-Accounts earn more than the annual interest rate for funds held in the Loan Account, your Account Value will not increase as rapidly as it would have had no loan been made. If the Fixed Account and the Sub-Accounts earn less than the Loan Account, then your Account Value will be greater than it would have been had no loan been made. Additionally, if not repaid, the aggregate amount of the outstanding Indebtedness will reduce the death proceeds and the Cash Surrender Value otherwise payable.

CREDITED INTEREST -- Any amounts in the Loan Account will be credited with interest at an annual rate of 2% (in most states) during the first ten policy years. Thereafter, the rate will be 3% (in most states). For preferred loans, the rate is 4% (in most states).

INTEREST CHARGED ON INDEBTEDNESS -- Interest will accrue daily on the Indebtedness at the policy loan rate. Because the interest charged on Indebtedness may exceed the rate credited to the Loan Account, the Indebtedness may grow faster than the Loan Account. If this happens, any difference between the value of the Loan Account and the Indebtedness will be transferred on each Monthly Activity Date from the Fixed Account and Sub-Accounts to the Loan Account on a pro rata basis. Policy loan rates are shown in the policy.

LAPSE AND REINSTATEMENT
--------------------------------------------------------------------------------

A policy will be in default on any Monthly Activity Date on which its Cash Surrender Value is not sufficient to cover the Monthly Deduction Amount. A 61-day period, called the "grace period," will begin from the date of default. We will mail you and any assignee written notice of the amount of premium that will be required to continue the defaulting policy in force at least 30 days before the end of the grace period. The premiums required will be no greater than the amount required to pay three Monthly Deduction Amounts as of the day the grace period began. Unless the Death Benefit Guarantee is in effect, such policy will terminate without value if the required premium is not paid by the end of the grace period. If the Death Benefit Guarantee is in effect and sufficient premium has not been paid by the end of the grace period, the death benefit will be reduced to the Basic Face Amount and any riders will no longer be in force. If the last surviving insured dies during the grace period, we will pay the death proceeds.

DEATH BENEFIT GUARANTEE DEFAULT AND GRACE PERIOD -- If the cumulative premiums, less withdrawals, are not sufficient to maintain the Death Benefit Guarantee in effect, the lapse and grace period provisions for the Death Benefit guarantee will apply as follows:

On every Monthly Activity Date during the Death Benefit Guarantee period, we will compare the cumulative premiums received, less withdrawals, to the Cumulative Death Benefit
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   21
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Guarantee Premium for the Death Benefit guarantee period in effect.

If the cumulative premiums received, less withdrawals, are less than the Cumulative Death Benefit Guarantee Premium, the Death Benefit Guarantee will be deemed to be in default as of that Monthly Activity Date. A grace period of 61 days from the date of default will begin. We will mail to you and any assignee written notice of the amount of premium required to continue the Death Benefit Guarantee.

At the end of the grace period under a ten-year guarantee period, the Death Benefit Guarantee will be removed from the policy if we have not received the amount of the required premium. You will receive a written notification of the change.

At the end of the grace period under the last survivor life expectancy guarantee period, the Death Benefit Guarantee will be removed from your policy if we have not received the amount of the required premium, subject to the following exception: If your policy is in the first ten policy years and the cumulative premiums received, less withdrawals, equal or exceed the Cumulative Death Benefit Guarantee Premium for the ten-year period, we will change the Death Benefit Guarantee period to ten years. In this case, we will send you notification of:

- the ten-year period, measured from the policy date; and

- the Annual Death Benefit Guarantee Premium for that ten-year period.

REINSTATEMENT -- Unless the policy has been surrendered for its Cash Surrender Value, the policy may be reinstated prior to the maturity date, provided:

- the insureds alive at the end of the grace period are also alive on the date of reinstatement;

- You make your request in writing within five years from the date the policy lapsed;

- You submit to us satisfactory evidence of insurability;

- any policy Indebtedness is repaid or carried over to the reinstated policy;
  and

- You pay sufficient premium to (1) cover all Monthly Deduction Amounts that are due and unpaid during the Grace Period and (2) keep your policy in force for three months after the date of reinstatement.

The Account Value on the reinstatement date will reflect:

- the Account Value at the time of termination; plus

- Net Premiums derived from premiums paid at the time of reinstatement.

Upon reinstatement, any Indebtedness at the time of termination must be repaid or carried over to the reinstated policy.

FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

GENERAL

Since federal tax law is complex, the tax consequences of purchasing this policy will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this policy is right for you.

Our general discussion of the tax treatment of this policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this policy cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this policy. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

TAXATION OF HARTFORD AND THE
SEPARATE ACCOUNT

The Separate Account is taxed as a part of Hartford which is taxed as a life insurance company under Part 1 of Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policy.

We do not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charge is currently being made to the Separate Account for federal income taxes. If we incur income taxes attributable to the Separate Account or determine that such taxes will be incurred, we may assess a charge for such taxes against the Separate Account.

INCOME TAXATION OF POLICY BENEFITS -- GENERALLY

For federal income tax purposes, the Policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. Also, a life insurance policy owner is generally not taxed on increments in the contract value prior to a receipt of some amount from the policy, e.g., upon a partial or full surrender. Section 7702 imposes certain limits on the amounts of the premiums paid and cash value accumulations in a policy, in order for it to remain tax-qualified as a life insurance contract. We intend to monitor premium and cash value levels to assure compliance with the
Section 7702 requirements.
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Although we believe that the Last Survivor Policies are in compliance with
Section 7702 of the Code, the manner in which Section 7702 should be applied to certain features of a joint survivorship life insurance contract is not directly addressed by Section 7702. In the absence of final regulations or other guidance issued under Section 7702, there is necessarily some uncertainty whether a last survivor life insurance policy will meet the Section 7702 definition of a life insurance contract.

There is some uncertainty as to the proper determination of the premium limits for purposes of section 7702 and 7702A in the case of policies involving substandard risks. We believe our method of addressing substandard risks is reasonable, but the IRS could take a contrary view. Accordingly, there is a risk that the IRS could contend that certain policies involving substandard risks fail to meet the definition of life insurance in section 7702 or should be considered modified endowment contracts.

We also believe that any loan received under a policy will be treated as indebtedness of the policy owner, and that no part of any loan under a policy will constitute income to the policy owner. A surrender or assignment of the policy may have tax consequences depending upon the circumstances. Policy owners should consult a qualified tax adviser concerning the effect of such changes.

There is a risk that the IRS could contend that certain preferred policy loans might not be loans for tax purposes. Instead, the IRS could treat these loans as distributions from the policy. If so, such amounts might be currently taxable.

During the first fifteen policy years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the policy.

The Last Survivor Exchange Option Rider permits, under limited circumstances, a policy to be split into two individual policies on the life of each of the insureds. A policy split may have adverse tax consequences. It is unclear whether a policy split will be treated as a nontaxable exchange or transfer under the Code. Unless a policy split is so treated, among other things, the split or transfer will result in the recognition of taxable income on the gain in the policy. In addition, it is unclear whether, in all circumstances, the individual policies that result from a policy split would be treated as life insurance policies under Section 7702 of the Code or would be classified as modified endowment contracts. The policy owner should consult a qualified tax adviser regarding the possible adverse tax consequences of a policy split.

The Maturity Date Extension Rider allows a policy owner to extend the maturity date to the date of the death of the last surviving insured. If the maturity date of the policy is extended by rider, we believe the policy will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled maturity date. However, due to the lack of specific guidance on this issue, the result is not certain. If the policy is not treated as a life insurance contract for federal income tax purposes after the scheduled maturity date, among other things, the death proceeds may be taxable to the recipient. The policy owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled maturity date.

DIVERSIFICATION REQUIREMENTS

The Code requires that investments supporting your policy be adequately diversified. Code Section 817 provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all policies subject to the diversification requirements in a manner that will maintain adequate diversification.

OWNERSHIP OF THE ASSETS IN THE
SEPARATE ACCOUNT

In order for a variable life insurance contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the policy owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   23
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The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the policy owner, such as the ability to select and control investments in a separate account, will cause the policy owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. We reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of assets in the separate account.

TAX DEFERRAL DURING ACCUMULATION PERIOD

Under existing provisions of the Code, except as described below, any increase in a policy owner's contract value is generally not taxable to the policy owner unless amounts are received (or are deemed to be received) under the policy prior to the insured's death. If there is a total withdrawal from the policy, then the surrender value will be includable in the policy owner's income to the extent that the amount received exceeds the policy's "basis" or "investment in the contract." (If there is any debt at the time of a total withdrawal, then such debt will be treated as an amount distributed to the policy owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received under the policy previously to the extent such amounts received were excludable from gross income. Whether partial withdrawals (or loans or other amounts deemed to be received) from the policy constitute income to the policy owner depends, in part, upon whether the policy is considered a modified endowment contract for federal income tax purposes, as described below.

MODIFIED ENDOWMENT CONTRACTS

Code Section 7702A applies an additional limit on premiums paid, the "seven-pay" test, to life insurance contracts. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules described in
Section 7702A(c). A modified endowment contract ("MEC") is a life insurance policy that either: (i) satisfies the Section 7702 definition of a life insurance contract, but fails the seven-pay test of Section 7702A or (ii) is exchanged for a MEC. A policy fails the seven-pay test if the accumulated amount paid into the policy at any time during the first seven policy years (or during any later seven-year test period) exceeds the sum of the net level premiums that would have been paid up to that point if the policy provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in Section 7702A(c).

A new seven-pay test and seven-year test period may be applied each time that a policy undergoes a material change, which includes an increase in the Face Amount. In addition, where the death benefit is payable only upon the death of a surviving insured individual, if there is a reduction in benefits under the policy at any time, the seven-pay test is applied retroactively as if the policy always had the reduced benefit level from the date of issue. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.

A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income tax and increments in contract value are not subject to current income tax (prior to an actual or deemed receipt of some amount). However, if the contract is classified as a MEC, then withdrawals and other amounts received or deemed received from the contract will be treated first as withdrawals of income and then as a tax-free recovery of premium payments or other basis. Thus, withdrawals will be includable in income to the extent the contract value exceeds the unrecovered basis. Also, the income portion of any amount received or deemed received prior to age 59 1/2 is subject to an additional 10% penalty tax, with certain exceptions. The amount of any loan (including unpaid interest thereon) under the contract will be treated as an amount received from the contract for income tax and additional 10% penalty tax purposes. In addition, if the policy owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as an amount received from the contract for tax purposes. The policy owner's basis in the contract is increased by the amount includable in income with respect to such assignment, pledge or loan, though it is not affected by any other aspect of the assignment, pledge or loan (including its release or repayment).

All MEC policies that are issued in the same calendar year to the same policy owner by the same insurer (or its affiliates) are treated as one MEC policy for the purpose of determining the
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24                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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taxable portion of any loan or other amount received or deemed received that is subject to ordinary income tax or the 10% penalty tax. The adverse income tax (and 10% penalty tax) treatment of loans or other amounts received or deemed received from a MEC affects not only those amounts received or deemed received after the date on which a policy first becomes a MEC, but also those amounts received or deemed received in anticipation of the policy becoming a MEC.
Amounts received or deemed received during the 2 years prior to such initial MEC date are automatically treated as amounts received in anticipation of MEC status.

Before assigning, pledging, or requesting a loan or other amount to be received under a policy that is a MEC, a policy owner should consult a qualified tax adviser.

We have instituted procedures to monitor whether a policy may become classified as a MEC.

ESTATE, GIFT AND GENERATION SKIPPING TRANSFER TAXES

ESTATE TAX -- GENERALLY

When the last surviving insured dies, the death proceeds will generally be includable in the policy owner's estate for purposes of federal estate tax if the last surviving insured owned the policy. If the policy owner was not the last surviving insured, the fair market value of the policy would be included in the policy owner's estate upon the policy owner's death. The policy would not be includable in the last surviving insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.

GENERATION SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.

ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.

During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the unified credit exemption amount. For 2003, the maximum estate tax rate is 49% and the unified credit exemption amount is $1,000,000.

The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

LIFE INSURANCE PURCHASED FOR USE IN SPLIT DOLLAR ARRANGEMENTS

In January 2002, the IRS issued Notice 2002-8 concerning guidance on the federal tax treatment of split-dollar arrangements funded with life insurance contracts. Notice 2002-8 revoked Notice 2001-10, and announced that the IRS intended to provide comprehensive guidance on such arrangements in the form of proposed regulations that would be effective only for arrangements entered into after the date such regulations are published in final form. Notice 2002-8 outlined the rules expected in such proposed regulations, and provided revised interim guidance for determining the value of current life insurance protection that is provided in such arrangements, or in certain tax-qualified retirement arrangements, pending further IRS guidance and consideration of public comments requested by the IRS on Notice 2002-8.

Notice 2002-8 indicates that the proposed regulations are expected to require that the parties to a split-dollar arrangement be taxed under one of two mutually exclusive regimes. Under one regime, the economic benefits of such an arrangement generally would be treated as transfers to the benefited party, which could be subject to taxation under the rules of Code Section 61 or 83. Under the second regime, payments under the arrangement by its sponsor (e.g., an employer) generally would be treated as a series of loans to the benefited party, which could be subject to the rules, where applicable, of Code
Section 7872 (relating to below-market-interest-rate loans) or Code
Sections 1271-1275 (relating to original issue discount). In an employment-related arrangement, the proposed regulations are expected to provide that which regime applies is determined by which party is formally designated as the owner of the life insurance contract (i.e., the first regime applies if the employer is designated as such owner, and the second regime applies if the employee is designated as such owner). The same principles are expected to govern the tax treatment of split-dollar arrangements in other contexts, e.g., gift or corporate-shareholder contexts.

For arrangements entered into before the publication of final regulations,
Notice 2002-8 provided some limited safe harbors from certain types of adverse tax treatment under certain circumstances, and stated that taxpayers may rely on the Notice (including a reasonable application of its outlined proposed rules)
or on Notice 2001-10. Otherwise, Notice 2002-8 was unclear as to how current rules would apply to such arrangements, and
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   25
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stated that no inference should be drawn from the Notice regarding the appropriate tax treatment of such arrangements.

In July 2002 the IRS proposed the regulations referred in Notice 2002-8, and these regulations confirm that generally they would be effective only for arrangements entered into (or "materially modified") after the date on which these regulations are published in final form. The proposed regulations would define a "split-dollar life insurance arrangement" broadly to include (with certain exceptions) any arrangement between 2 or more parties involving a life insurance policy, where either (1) at least one party is entitled to recover any portion of the policy's premiums from the policy proceeds (e.g., as security for a loan to make a premium payment); or (2) the arrangement is entered into in connection with performance of services, and the employer (or recipient of services) pays directly or indirectly any portion of the premiums, and the beneficiary of any death benefit amount is designated by the employee (or service provider) or is any person whom such service provider would reasonably be expected to designate as the beneficiary; or (3) the arrangement is entered into between a corporation and one of its shareholders, and the corporation pays directly or indirectly any portion of the policy's premiums, and the beneficiary of any death benefit amount is designated by the shareholder or is any person whom such shareholder would reasonably be expected to designate as the beneficiary.

These proposed regulations also have rules that generally would designate only one party as the "owner" of such a policy for tax purposes, and then would require that the parties be taxed under one of two mutually exclusive regimes (i.e., an "economic benefit" regime or a "loan" regime), generally based on which party is this tax "owner." Under the economic benefit regime, the tax "owner" (e.g., an employer who provides an employee with rights in the policy under an endorsement to the policy) is treated generally as providing taxable economic benefits to a "non-owner." Under the loan regime, the tax "owner" (e.g., an employee who secures the rights of an employer to recover its premium payments or other advances with a collateral assignment of the policy) is treated generally as receiving one or more loans from a "non-owner" (e.g., for one or more premium payments on such "owner's" policy). Such a loan would be subject to rules under Code Section 7872 for loans that do not have a fair market value rate of interest. These proposed regulations also would require that the parties fully and consistently account for all amounts under either regime, and would provide for comparable or collateral rules for donor/donee and corporations/shareholder arrangements.

Consequently, if you are currently a party to any such arrangement or are considering participating in such an arrangement, it would be advisable for you to consult with a qualified tax advisor concerning the tax treatment of such an arrangement.

FEDERAL INCOME TAX WITHHOLDING

If any amounts are (or are deemed to be) current taxable income to the policy owner, such amounts will generally be subject to federal income tax withholding and reporting, pursuant to the Code.

NON-INDIVIDUAL OWNERS AND BUSINESS BENEFICIARIES OF POLICIES

If a policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the policy. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a policy, this policy could be treated as held by the business for purposes of the
Section 264(f) entity-holder rules. Therefore, it would be advisable to consult with a qualified tax advisor before any non-natural person is made an owner or holder of a policy, or before a business (other than a sole proprietorship) is made a beneficiary of a policy.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers who are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to a life insurance policy purchase.

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

There are no material legal proceedings pending to which the Separate Account is a party.

Hartford Life Insurance Company ("Hartford Life"), which is the parent company of Hartford Life and Annuity Insurance Company, is or may become involved in various legal actions, in the normal course of its business, in which claims for alleged economic and punitive damages have been or may be asserted, some for substantial amounts. Some of the pending litigation has been filed as purported class actions and some actions have been filed in certain jurisdictions that permit punitive damage awards that are disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, Hartford
Life does not anticipate that the ultimate liability arising from potential, pending or threatened legal actions, after consideration of provisions made for estimated losses and costs of defense, will have a material adverse effect on the financial condition or operating results of Hartford Life.
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26                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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On March 15, 2002, a jury in the U.S. District Court for the Eastern District of
Missouri issued a verdict in Bancorp Services, LLC ("Bancorp") v. Hartford Life Insurance Company, et al. in favor of Bancorp in the amount of $118 million. The case involved claims of patent infringement, misappropriation of trade secrets, and breach of contract against Hartford Life and its affiliate International Corporate Marketing Group, Inc. ("ICMG"). The judge dismissed the patent infringement claim on summary judgment. The jury's award was based on the last two claims. On August 28, 2002, the Court entered an order awarding Bancorp prejudgment interest on the breach of contract claim in the amount of $16 million.

Hartford Life and ICMG have appealed the judgement on the trade secret and breach of contract claims. Bancorp has cross-claimed the pre-trial dismissal of its patent infringement claim. Hartford Life's management, based on the opinion of its legal advisors, believes that there is a substantial likelihood that the jury award will not survive at its current amount. Based on the advice of legal counsel regarding the potential outcome of this litigation, Hartford Life recorded an $11 million after-tax charge in the first quarter of 2002 to increase litigation reserves associated with this matter. Should Hartford Life and ICMG not succeed in eliminating or reducing the judgment, a significant additional expense would be recorded in the future related to this matter.

On March 16, 2003, a final decision and award was issued in an arbitration between Hartford Life and one of its primary reinsurers relating to policies with death benefit guarantees written from 1994 to 1999. The arbitration involved alleged breaches under the reinsurance treaties. Although Hartford Life believed that its position in this arbitration was strong, an adverse outcome could have resulted in a decrease to Hartford Life's statutory surplus and capital and could have potentially increased the death benefit costs incurred by Hartford Life in the future. Under the terms of the final decision and award, the reinsurer's reinsurance obligations to Hartford Life were not limited or reduced in any manner and, as a result, are left unchanged.

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.

INDEPENDENT PUBLIC ACCOUNTANTS -- We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the financial statements of Hartford Life and Annuity Insurance Company for the years ending December 31, 2000 and December 31, 2001 and of the Separate Account for the year ended December 31, 2001 that were audited by Arthur
Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   27
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GLOSSARY OF SPECIAL TERMS

ACCOUNT VALUE: the total of all amounts in the Fixed Account, Loan Account and Sub-Accounts.

ANNUAL DEATH BENEFIT GUARANTEE PREMIUM: An annual amount of premium shown in a policy's specifications page required to keep the Death Benefit guarantee in effect and used to calculate the Cumulative Death Benefit Guarantee Premium.

ATTRIBUTABLE: In calculating the front-end sales load, agent commissions and mortality and expense risk charge, premiums (in the case of the front-end sales load or commissions) and Account Value (in the case of the mortality and expense risk charge) are Attributable to the Basic Face Amount and Supplemental Face Amount in the same ratio that the initial Basic Face Amount and the initial Supplemental Face Amount, respectively, bear to the initial Face Amount. For example, if 60% of your initial Face Amount represents Basic Face Amount and 40% represents Supplemental Face Amount, then 60% of each premium (in the case of the sales load or commissions) or 60% of your Account Value (in the case of the mortality and expense risk charge) is Attributable to Basic Face Amount and the remaining 40% is Attributable to Supplemental Face Amount.

BASIC FACE AMOUNT: On the policy date, the Basic Face Amount equals the Basic Face Amount shown on your policy's specifications page as of the date of issue. Thereafter, the Basic Face Amount may change in accordance with the terms of the policy.

CASH SURRENDER VALUE: the Account Value less all Indebtedness.

CUMULATIVE DEATH BENEFIT GUARANTEE PREMIUM: The sum of the number of completed policy years plus the completed portion of the current policy year (expressed as the number of completed months divided by 12), multiplied by the Annual Death Benefit Guarantee Premium.

FACE AMOUNT: an amount we use to determine the Death Benefit. On the policy date, the Face Amount equals the initial Face Amount shown in your policy. Thereafter, it may change under the terms of the policy. On any day, the Face Amount equals the Basic Face Amount plus the Supplemental Face Amount.

FIXED ACCOUNT: part of our general account to which all or a portion of the Account Value may be allocated.

FUNDS: the registered open-end management companies in which assets of the Separate Account may be invested.

INDEBTEDNESS: all loans taken on the policy, plus any interest due or accrued minus any loan repayments.

LOAN ACCOUNT: an account established for any amounts transferred from the Fixed Account and Sub-Accounts as a result of loans. The amounts in the Loan Account are credited with interest and are not subject to the investment experience of any Sub-Accounts.

MATURITY DATE: the date on which your policy matures and your policy terminates.

MONTHLY ACTIVITY DATE: the policy date and the same date in each succeeding month as the policy date. However, whenever the Monthly Activity Date falls on a date other than a Valuation Day, the Monthly Activity Date will be deemed to be the next Valuation Day.

NET PREMIUM: the amount of premium credited to Account Value. It is premium paid minus the sales load and premium tax charge.

SEPARATE ACCOUNT: an account which has been established by us to separate the assets funding the variable benefits for the class of contracts to which the policy belongs from our other assets.

SUB-ACCOUNT: a subdivision of the Separate Account.

SUPPLEMENTAL FACE AMOUNT: On the policy date, the Supplemental Face Amount is shown on a policy's specifications page. Thereafter, the Supplemental Face Amount may change according to the terms of the policy.

TARGET PREMIUM: The amount of level premium required to support a whole life insurance policy with a net interest rate of 5%, assuming that the initial Face Amount is entirely Basic Face Amount. The policy charges used in determining the level premium amount are maximum guaranteed cost of insurance rates for standard risks, actual premium tax rates, a 1.25% premium charge for processing, a 1.25% premium charge for federal tax and other maximum policy deductions or charges, exclusive of any additional rider charges.

VALUATION DAY: the date on which a Sub-Account is valued. This occurs every day the New York Stock Exchange is open for trading.

WE, US, OUR: Hartford Life and Annuity Insurance Company, sometimes referred to as "Hartford."

YOU, YOUR: the owner of the policy.
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28                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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WHERE YOU CAN FIND MORE INFORMATION

You can call us at 1-800-231-5453 to ask us questions, or to receive a copy of the Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this life insurance policy and, like this prospectus, is filed with the Securities and Exchange Commission. You should read the Statement of Additional Information because you are bound by the terms contained in it. You can contact your financial advisor for a personalized illustration of policy fees and charges, free of charge.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room located at 450 Fifth Street, NW, Washington, DC 20549-0102. Please call the SEC at 202-942-8090 for further information. Our SEC filings are also available to the public at the SEC's web site at http://www.sec.gov.

811-07273
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                                     PART B

STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

STAG VARIABLE LIFE LAST SURVIVOR
SEPARATE ACCOUNT VL II
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus. To obtain a prospectus, call us at 1-800-231-5453.

DATE OF PROSPECTUS: MAY 1, 2003
DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 1, 2003

2                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                         PAGE
                                                                         -----
 GENERAL INFORMATION AND HISTORY                                           3
 -----------------------------------------------------------------------------
 SERVICES                                                                  3
 -----------------------------------------------------------------------------
 EXPERTS                                                                   3
 -----------------------------------------------------------------------------
 DISTRIBUTION OF THE POLICIES                                              4
 -----------------------------------------------------------------------------
 ADDITIONAL INFORMATION ABOUT CHARGES                                      4
 -----------------------------------------------------------------------------
 PERFORMANCE DATA                                                          5
 -----------------------------------------------------------------------------
 FINANCIAL STATEMENTS                                                    SA-1
 -----------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION                                            3
--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY ("HARTFORD") -- Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

Hartford Life and Annuity Insurance Company is controlled by Hartford Life Insurance Company, which is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

SEPARATE ACCOUNT VL II was established as a separate account under Connecticut law on September 30, 1994. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES
--------------------------------------------------------------------------------

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

EXPERTS
--------------------------------------------------------------------------------

INDEPENDENT PUBLIC ACCOUNTANTS -- The financial statements for the year ended December 31, 2002 included in this registration statement have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein and elsewhere in the registration statement, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The report on the financial statements of Hartford Life and Annuity Insurance Company expresses an unqualified opinion and includes explanatory paragraphs referring to the use of statutory accounting practices and the change in certain accounting practices as a result of the State of Connecticut Insurance Department's adoption of the National Association of Insurance Commissioners' Accounting Practices and Procedures Manual effective January 1, 2002, which practices differ from accounting principles generally accepted in the United States of America. The principal business address of Deloitte & Touche LLP is City Place, 185 Asylum Street, Hartford, Connecticut 06103-3402.

The audited financial statements of Hartford Life and Annuity Insurance Company for the years ending December 31, 2000 and December 31, 2001 and of the Separate Account for the year ended December 31, 2001 included in this registration statement were audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with accounting principles generally accepted in the United States.

We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the financial statements of Hartford Life and Annuity Insurance Company for the years ending December 31, 2000 and December 31, 2001 and of the Separate Account for the year ended December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

DISTRIBUTION OF THE POLICIES

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the policies and will offer the policies on a continuous basis. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The policies will be sold by salespersons who represent Hartford as insurance agents and who are registered representatives of HESCO or certain other registered broker-dealers who have entered into distribution agreements with HESCO.

During the first Policy Year, the maximum sales commission payable to Hartford agents, independent registered insurance brokers, and other registered broker-dealers, is 45% of the premium paid up to a Target Premium, and 5% of any excess. In Policy Years 2 through 10, such sales commission will not exceed 5.5% of premiums paid. Thereafter, agent commissions will not exceed 2% of premiums paid. Sales commissions may be less for premiums attributable to Supplemental Face Amount. Additionally, expense allowances may be paid. A sales representative may be required to return all or a portion of the commissions paid if the Policy terminates prior to the Policy's second Policy Anniversary.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HESCO and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments. This compensation is usually paid from the sales charges described in the Prospectus. For the past three years, the aggregate dollar amount of underwriting commissions paid to HESCO in its role as Principal Underwriter has been: 2002: $22,624,773; 2001: $26,296,771; and 2000: $25,001,821.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HESCO, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or other financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for broker-dealers or financial institutions, will be made by HESCO, its affiliates or Hartford out of their assets and will not affect the amounts paid by the policy owner to purchase, hold or surrender variable insurance products.

ADDITIONAL INFORMATION ABOUT CHARGES
--------------------------------------------------------------------------------

SALES LOAD -- The front-end sales load is a charge deducted from each premium payment based on (1) the amount of premium paid in relation to the Target Premium, (2) the Policy Year in which the premium is paid and (3) the amount of the premium Attributable to the Basic Face Amount and to the Supplemental Face Amount.

Both current and maximum front-end sales loads for premiums Attributable to the Basic Face Amount up to the Target Premium is 50% in the first Policy Year, 15% in Policy Years 2 through 5, 10% in Policy Years 6 through 10, and 2% in Policy Years 11 through 20. Thereafter, the current front-end sales load is 0%, with a maximum of 2%.

Both current and maximum front-end sales loads for premiums Attributable to the Basic Face Amount in excess of the Target Premium is 9% in Policy Year 1, 4% in Policy Years 2 through 10 and 2% in Policy Years 11 through 20. Thereafter, the current front-end sales load is 0%, with a maximum of 2%.

Both current and maximum front-end sales loads for all premiums Attributable to the Supplemental Face Amount is 4% in Policy Years 1 through 10 and 2% in Policy Years 11 through 20. Thereafter, the current front-end sales load is 0%, with a maximum of 2%.

The front-end load under the policies may be used to cover expenses related to the sale and distribution of the policies.

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, group, or program ("Eligible Group") in accordance with our rules in effect as of the date the application for a policy is approved. An Eligible Group must satisfy certain criteria such as size, expected number of policy holders, or present or anticipated levels of aggregate premiums, administrative expenses or commissions. We may modify, from time to time on a uniform basis, both the amount of the reductions and the criteria for eligibility. Reductions in charges will not be unfairly discriminatory against any person, including the affected policy holders invested in the Separate Account.

UNDERWRITING PROCEDURES -- To purchase a policy you must submit an application to us. Within limits, you may choose the Scheduled Premiums and the initial Face Amount and the Guarantee Period in the policy application. Policies generally will be issued only on the lives of insureds the ages of 20 and 80 who supply evidence of insurability satisfactory to us. (We may extend the age 80 limit to higher ages for the older Insured, in which case certain age and risk classification restrictions on the younger Insured will apply). Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent.

The Cost of Insurance charge is to cover our anticipated mortality costs and other expenses. For standard risks, the Cost of

STATEMENT OF ADDITIONAL INFORMATION                                            5
--------------------------------------------------------------------------------
Insurance rates will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Smoker or Nonsmoker Table, age last birthday. A table of guaranteed Cost of Insurance rates per $1,000 will be included in each Policy; however, we reserve the right to use rates less than those shown in the table. Substandard risks will be charged a higher Cost of Insurance rate which will not exceed rates based on a multiple of the 1980 Commissioners' Standard Ordinary Mortality Smoker or Nonsmoker Table, age last birthday. The multiple will be based on the Insured's risk class. We will determine the Cost of Insurance rate at the start of each Policy Year. Any changes in the Cost of Insurance rate will be made uniformly for all Insureds of the same issue age, sex and risk class and whose coverage has been in force for the same length of time. No change in insurance class or cost will occur on account of deterioration of the Insured's health.

Because the Account Value and the Death Benefit may vary from month to month, the Cost of Insurance charge may also vary on each Monthly Activity Date.

INCREASES IN FACE AMOUNT -- At any time after the first Policy Year, You may request In Writing a change in the Face Amount.

The minimum amount by which the Face Amount can be increased is based on Our rules then in effect.

If You selected Supplemental Face Amount coverage on Your Policy application, the amount of the coverage is shown on the Policy's specifications page, subject to any scheduled changes You instructed in Your Policy application and any unscheduled increases in Face Amount, as described below. You may discontinue a scheduled increase by request In Writing.

Any unscheduled increase in Face Amount is subject to an increase fee of $.05 per $1,000 of each increase per month for the first five Policy Years from the date of each increase.

Any unscheduled increase in the Face Amount will be deemed an increase in the Supplemental Face Amount. All requests to increase the Face Amount must be applied for on a new application and accompanied by Your Policy. All requests will be subject to evidence of insurability satisfactory to Us. Any increase approved by Us will be effective on the date shown on the new Policy specifications page, provided that the deduction for the Cost of Insurance for the first month is made.

We reserve the right to limit the number of increases made under a Policy to no more than one in any 12 month period.

PERFORMANCE DATA
--------------------------------------------------------------------------------

Hartford may advertise the performance history of the underlying Funds of the policy. Performance history is based on the Funds' past performance only and is no indication of future performance.
The performance history of the underlying Funds includes deductions for the total fund operating expenses of the Funds. The performance information does not include any charges or fees that are deducted from your policy. These are charges and fees such as the sales charge, premium tax charge, federal tax charge, premium processing charge, unscheduled face amount increase fee, transfer fees, withdrawal charge, cost of insurance charges, mortality and expense risk charge, administrative charge, issue charge, special class charge and rider charges. Some of these charges vary depending on your age, gender, face amount, underwriting class, premiums, policy duration, and account value. All of these policy charges will have a significant impact on your policy's account value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your policy's performance, you should obtain a personalized illustration based on historical Fund performance from your financial adviser.

Performance history of the underlying Funds is measured by comparing the value of the Fund at the beginning of the period to the value of the Fund at the end of the period. Performance is usually calculated for periods of one month, three months, year-to-date, one year, three years, five years, ten years, and since the inception date of the Fund if the Fund has existed for more than ten years.

                        STAG VARIABLE LIFE LAST SURVIVOR
                      UNDERLYING FUND PERFORMANCE HISTORY
                            AS OF DECEMBER 31, 2002

                                            FUND
                                         INCEPTION                                                                     SINCE
                                            DATE           1 YEAR           3 YEAR           5 YEAR      10 YEAR     INCEPTION
---------------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth Fund        04/30/1997            -14.64%          -15.94%           5.35%    N/A              6.20%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Global Small
 Capitalization Fund                     04/30/1998             19.05%          -16.18%            N/A     N/A              3.09%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund               02/08/1984            -24.45%          -13.55%           6.56%  12.04%            13.60%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Fund        02/08/1984            -18.34%           -3.31%           3.49%  10.31%            12.30%
---------------------------------------------------------------------------------------------------------------------------------

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

Hartford Advisers HLS Fund               03/31/1983            -13.79%           -6.56%           2.38%   8.63%            10.36%
---------------------------------------------------------------------------------------------------------------------------------
                                            FUND
                                         INCEPTION                                                                     SINCE
                                            DATE           1 YEAR           3 YEAR           5 YEAR      10 YEAR     INCEPTION
---------------------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                   08/31/1977             10.08%           10.24%           7.26%   7.46%             8.72%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS
 Fund                                    04/02/1984            -19.70%           -5.42%           6.08%  12.33%            14.49%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund    03/09/1994            -14.23%           -2.98%           2.29%    N/A             11.07%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Advisers HLS Fund        03/01/1995             -8.95%           -7.28%           2.16%    N/A              5.49%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund         10/01/1998            -19.51%          -14.54%            N/A     N/A              5.14%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Technology HLS Fund      05/01/2000            -38.59%             N/A             N/A     N/A            -36.56%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund      05/29/1998            -24.65%          -13.20%            N/A     N/A             -1.15%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                  05/01/1987            -22.45%          -14.94%          -1.03%   8.74%             9.32%
---------------------------------------------------------------------------------------------------------------------------------
Hartford International Opportunities
 HLS Fund                                07/02/1990            -17.93%          -17.92%          -2.63%   4.01%             2.80%
---------------------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund                 07/14/1997            -14.22%            1.22%          14.78%    N/A             16.15%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund           06/30/1980              1.44%            3.79%           4.30%   4.46%             6.89%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund    01/01/1985              8.15%            8.64%           6.79%   6.81%             8.43%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund          08/09/1996            -30.23%          -19.81%          -0.92%    N/A              3.04%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                  08/31/1977            -24.25%          -14.82%          -0.24%   9.28%            12.08%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund        09/15/1993              6.20%            3.34%           2.06%    N/A              4.54%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of
 Boston                                  05/01/1998             -8.57%            0.38%            N/A     N/A              0.89%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation
 Fund                                    02/01/1988            -12.36%           -8.60%          -0.61%   6.72%             7.64%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Equity Fund             05/01/1990            -22.16%          -27.24%          -3.79%   5.30%             4.70%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund         02/01/1988            -18.79%           -6.25%          -0.69%   8.65%            10.50%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund           05/01/1998            -20.21%           -3.69%            N/A     N/A             -1.34%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund                02/01/1988             -0.54%           -1.84%          -1.16%   5.48%             7.00%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund                    02/01/1988              8.09%            7.88%           5.88%   6.74%             7.75%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund      01/02/1997            -17.52%          -15.91%           2.47%    N/A              4.64%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and
 Income Fund                             01/02/1997            -13.67%          -11.46%          -0.76%    N/A              2.35%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT International New
 Opportunities Fund                      01/02/1997            -13.46%          -27.57%          -2.27%    N/A             -1.92%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund                 05/01/1998            -23.68%          -22.30%            N/A     N/A             -7.24%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund              02/01/1988              1.46%            3.81%           4.30%   4.39%             5.09%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund         05/02/1994            -30.29%          -28.82%          -5.35%    N/A              5.71%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund                 01/02/1997            -15.44%            2.38%           2.72%    N/A              5.06%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund     05/01/1998            -32.06%          -43.42%            N/A     N/A            -17.26%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income
 Fund                                    05/01/1992            -23.83%          -11.30%          -4.45%   4.95%             5.31%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund                     01/02/1997            -30.38%          -23.64%          -4.05%    N/A              0.04%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund                   02/01/1988            -26.34%          -21.77%          -1.19%   8.55%            11.22%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio     01/03/1995             -8.73%           -5.61%           1.45%   7.06%             8.37%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio     10/09/1986            -16.95%           -5.06%           0.31%   9.79%            10.10%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio          01/28/1987            -20.28%          -20.19%          -3.95%   4.70%             4.24%
---------------------------------------------------------------------------------------------------------------------------------

 INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------
TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT VL II

We have audited the accompanying statements of assets and liabilities, of Hartford Life and Annuity Insurance Company ("the Company"), Separate Account VL II comprising the American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds Global Small Capitalization Fund, Fidelity VIP Asset Manager Portfolio, Fidelity VIP Equity-Income Fund, Fidelity VIP Overseas Portfolio, Franklin Mutual Shares Securities Fund, Templeton Growth Securities Fund, Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Growth and Income HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund, Universal Institutional Funds, Inc. Core Plus Fixed Income Portfolio, Universal Institutional Funds, Inc. Technology Portfolio, Universal Institutional Funds, Inc. High Yield Portfolio, Universal Institutional Funds, Inc. Mid-Cap Value Portfolio, Morgan Stanley Select Dimensions Money Market Portfolio, Morgan Stanley Select Dimensions Value-Added Market Portfolio, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Equity Fund, Putnam VT Growth and Income Fund, Putnam VT Health Sciences Fund, Putnam VT High Yield Fund, Putnam VT Income Fund, Putnam International Growth and Income Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund, Putnam VT Investors Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund, Putnam VT Voyager Fund, and the Van Kampen Investment Trust Growth and Income Portfolio, as of December 31, 2002, and the related statements of operations and statements of changes in net assets for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit. The statements of changes in net assets and financial highlights included in footnote 6, both for the year ended December 31, 2001 were audited by other auditors whose report, dated February 22, 2002, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2002 by correspondence with investment companies; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the Hartford Life and Annuity Insurance Company, Separate Account VL II as of December 31, 2002, the results of their operations, and the changes in their net assets for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Hartford, Connecticut
February 21, 2003

_____________________________________ SA-1 _____________________________________

COPY -- THIS REPORT HAS NOT BEEN RE-ISSUED BY ARTHUR ANDERSEN LLP

 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
TO HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT VL II AND TO THE
OWNERS OF UNITS OF INTEREST THEREIN:

We have audited the accompanying statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account VL II (Hartford Bond HLS Fund, Hartford Stock HLS Fund, Hartford Money Market HLS Fund, Hartford Advisers HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Growth and Income HLS Fund, Hartford Global Advisers HLS Fund, Hartford Small Company HLS Fund, Hartford MidCap HLS Fund, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP II Asset Manager Portfolio, Putnam VT Asia Pacific Growth Fund, Putnam VT Diversified Income Fund, The George Putnam Fund of Boston, Putnam VT Global Asset Allocation Fund, Putnam VT Global Growth Fund, Putnam VT Growth and Income Fund, Putnam VT Health Sciences Fund, Putnam VT High Yield Fund, Putnam VT Income Fund, Putnam VT International Growth Fund, Putnam VT International Growth and Income Fund, Putnam VT International New Opportunities Fund, Putnam VT Investors Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund, Putnam VT Voyager Fund, American Funds Global Growth Fund, American Funds Global Small Capitalization Fund, American Funds Growth-Income Fund, American Funds Growth Fund, Hartford Global Leaders HLS Fund and Hartford Global Technology HLS Fund sub-accounts) (collectively, the Account), as of
December 31, 2001, and the related statements of operations for the periods presented in the year then ended and the statements of changes in net assets for the periods presented in the three years then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2001, and the results of their operations and the changes in their net assets for the periods presented in conformity with accounting principles generally accepted in the United States.

Arthur Andersen LLP
Hartford, Connecticut
February 22, 2002

_____________________________________ SA-2 _____________________________________

                      (This page intentionally left blank)

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2002

                           AMERICAN FUNDS                  AMERICAN FUNDS
                           GLOBAL GROWTH   AMERICAN FUNDS  GROWTH-INCOME
                                FUND        GROWTH FUND         FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------  --------------
ASSETS
  Investments
    Number of Shares.....       174,029         260,372         561,225
                             ==========     ===========     ===========
    Cost.................     2,214,230      10,398,784      16,268,105
                             ==========     ===========     ===========
    Market Value.........    $1,970,014     $ 8,667,799     $14,322,471
Due from Hartford Life
 and Annuity Insurance
 Company.................         2,442          39,584          65,547
Receivable from fund
 shares sold.............       --              --              --
Other assets.............       --              --                   58
                             ----------     -----------     -----------
Total Assets.............     1,972,456       8,707,383      14,388,076
                             ----------     -----------     -----------
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --              --              --
  Payable for fund shares
   purchased.............         2,442          39,584          65,547
  Other liabilities......            13               1         --
                             ----------     -----------     -----------
  Total Liabilities......         2,455          39,585          65,547
                             ----------     -----------     -----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........    $1,970,001     $ 8,667,798     $14,322,529
                             ==========     ===========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                           AMERICAN FUNDS
                            GLOBAL SMALL   FIDELITY VIP   FIDELITY VIP   FIDELITY VIP   FRANKLIN MUTUAL       TEMPLETON
                           CAPITALIZATION  ASSET MANAGER  EQUITY-INCOME    OVERSEAS    SHARES SECURITIES  GROWTH SECURITIES
                                FUND         PORTFOLIO        FUND        PORTFOLIO          FUND               FUND
                            SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT
                           --------------  -------------  -------------  ------------  -----------------  -----------------
ASSETS
  Investments
    Number of Shares.....       128,135        268,210         587,780       272,907           77                 201
                             ==========     ==========     ===========    ==========         ====              ======
    Cost.................     1,391,909      4,290,625      13,212,589     4,869,780          958               1,915
                             ==========     ==========     ===========    ==========         ====              ======
    Market Value.........    $1,182,685     $3,419,674     $10,674,086    $2,996,514         $920              $1,724
Due from Hartford Life
 and Annuity Insurance
 Company.................         8,202         11,852           8,576         5,713       --                 --
Receivable from fund
 shares sold.............       --             --              --            --            --                 --
Other assets.............       --                   5         --            --            --                 --
                             ----------     ----------     -----------    ----------         ----              ------
Total Assets.............     1,190,887      3,431,531      10,682,662     3,002,227          920               1,724
                             ----------     ----------     -----------    ----------         ----              ------
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --             --              --            --            --                 --
  Payable for fund shares
   purchased.............         8,202         11,861           8,576         5,713       --                 --
  Other liabilities......             4        --                   98             4       --                 --
                             ----------     ----------     -----------    ----------         ----              ------
  Total Liabilities......         8,206         11,861           8,674         5,717       --                 --
                             ----------     ----------     -----------    ----------         ----              ------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........    $1,182,681     $3,419,670     $10,673,988    $2,996,510         $920              $1,724
                             ==========     ==========     ===========    ==========         ====              ======


                           HARTFORD ADVISERS
                               HLS FUND
                              SUB-ACCOUNT
                           -----------------
ASSETS
  Investments
    Number of Shares.....       1,826,467
                              ===========
    Cost.................      46,719,743
                              ===========
    Market Value.........     $35,785,829
Due from Hartford Life
 and Annuity Insurance
 Company.................          94,192
Receivable from fund
 shares sold.............        --
Other assets.............              15
                              -----------
Total Assets.............      35,880,036
                              -----------
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............        --
  Payable for fund shares
   purchased.............          94,192
  Other liabilities......        --
                              -----------
  Total Liabilities......          94,192
                              -----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........     $35,785,844
                              ===========

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                          HARTFORD CAPITAL  HARTFORD DIVIDEND
                           HARTFORD BOND    APPRECIATION       AND GROWTH
                             HLS FUND         HLS FUND          HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT
                           -------------  ----------------  -----------------
ASSETS
  Investments
    Number of Shares.....     1,941,049       1,238,450          1,322,823
                            ===========     ===========        ===========
    Cost.................    21,579,967      58,678,438         25,642,038
                            ===========     ===========        ===========
    Market Value.........   $23,200,519     $39,259,789        $19,962,456
Due from Hartford Life
 and Annuity Insurance
 Company.................       --               76,827             49,347
Receivable from fund
 shares sold.............       340,577        --                 --
Other assets.............       --             --                 --
                            -----------     -----------        -----------
Total Assets.............    23,541,096      39,336,616         20,011,803
                            -----------     -----------        -----------
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............       340,577        --                 --
  Payable for fund shares
   purchased.............       --               76,827             49,347
  Other liabilities......            61             184                 62
                            -----------     -----------        -----------
  Total Liabilities......       340,638          77,011             49,409
                            -----------     -----------        -----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........   $23,200,458     $39,259,605        $19,962,394
                            ===========     ===========        ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                           HARTFORD GLOBAL  HARTFORD GLOBAL  HARTFORD GLOBAL  HARTFORD GROWTH
                              ADVISERS          LEADERS        TECHNOLOGY       AND INCOME     HARTFORD INDEX
                              HLS FUND         HLS FUND         HLS FUND         HLS FUND         HLS FUND
                             SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  ---------------  ---------------  ---------------  --------------
ASSETS
  Investments
    Number of Shares.....       146,388          46,193           45,187           583,807        1,635,393
                             ==========        ========         ========        ==========      ===========
    Cost.................     1,578,653         645,971          188,264         7,514,980       56,671,781
                             ==========        ========         ========        ==========      ===========
    Market Value.........    $1,340,319        $531,229         $136,460        $5,136,420      $38,361,863
Due from Hartford Life
 and Annuity Insurance
 Company.................         7,503         --                   699               677          392,328
Receivable from fund
 shares sold.............       --              --               --                --               --
Other assets.............             4         --               --                --               --
                             ----------        --------         --------        ----------      -----------
Total Assets.............     1,347,826         531,229          137,159         5,137,097       38,754,191
                             ----------        --------         --------        ----------      -----------
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --              --               --                --               --
  Payable for fund shares
   purchased.............         7,503         --                   699               677          392,328
  Other liabilities......       --                    7                1                 5              343
                             ----------        --------         --------        ----------      -----------
  Total Liabilities......         7,503               7              700               682          392,671
                             ----------        --------         --------        ----------      -----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........    $1,340,323        $531,222         $136,459        $5,136,415      $38,361,520
                             ==========        ========         ========        ==========      ===========

                           HARTFORD INTERNATIONAL
                               OPPORTUNITIES       HARTFORD MIDCAP
                                  HLS FUND            HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT
                           ----------------------  ---------------
ASSETS
  Investments
    Number of Shares.....           743,948            1,126,780
                                 ==========          ===========
    Cost.................         9,830,600           23,392,951
                                 ==========          ===========
    Market Value.........        $5,698,620          $20,207,792
Due from Hartford Life
 and Annuity Insurance
 Company.................         --                      18,989
Receivable from fund
 shares sold.............         --                    --
Other assets.............         --                    --
                                 ----------          -----------
Total Assets.............         5,698,620           20,226,781
                                 ----------          -----------
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............         --                    --
  Payable for fund shares
   purchased.............         --                      18,989
  Other liabilities......                69                   83
                                 ----------          -----------
  Total Liabilities......                69               19,072
                                 ----------          -----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........        $5,698,551          $20,207,709
                                 ==========          ===========

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002


                           HARTFORD MONEY  HARTFORD MORTGAGE  HARTFORD SMALL
                               MARKET         SECURITIES         COMPANY
                              HLS FUND         HLS FUND          HLS FUND
                            SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  -----------------  --------------
ASSETS
  Investments
    Number of Shares.....    56,144,384          429,883           769,417
                            ===========       ==========       ===========
    Cost.................    56,144,384        4,919,151        11,216,996
                            ===========       ==========       ===========
    Market Value.........   $56,144,384       $5,163,024       $ 7,150,901
Due from Hartford Life
 and Annuity Insurance
 Company.................       602,544           13,995             4,160
Receivable from fund
 shares sold.............       --              --                 --
Other assets.............         8,754         --                       9
                            -----------       ----------       -----------
Total Assets.............    56,755,682        5,177,019         7,155,070
                            -----------       ----------       -----------
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --              --                 --
  Payable for fund shares
   purchased.............       602,544           13,995             4,160
  Other liabilities......       --                     3           --
                            -----------       ----------       -----------
  Total Liabilities......       602,544           13,998             4,160
                            -----------       ----------       -----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........   $56,153,138       $5,163,021       $ 7,150,910
                            ===========       ==========       ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                                              UNIVERSAL        UNIVERSAL      UNIVERSAL      UNIVERSAL
                                            INSTITUTIONAL    INSTITUTIONAL  INSTITUTIONAL  INSTITUTIONAL   MORGAN STANLEY
                                             FUNDS, INC.      FUNDS, INC.    FUNDS, INC.    FUNDS, INC.   SELECT DIMENSIONS
                           HARTFORD STOCK  CORE PLUS FIXED    TECHNOLOGY     HIGH YIELD    MID-CAP VALUE    MONEY MARKET
                              HLS FUND     INCOME PORTFOLIO    PORTFOLIO      PORTFOLIO      PORTFOLIO        PORTFOLIO
                            SUB-ACCOUNT      SUB-ACCOUNT*     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  ----------------  -------------  -------------  -------------  -----------------
ASSETS
  Investments
    Number of Shares.....       992,829            133             178             89            85             87,236
                            ===========         ======            ====           ====          ====            =======
    Cost.................    58,555,860          1,493             479            528           958             87,236
                            ===========         ======            ====           ====          ====            =======
    Market Value.........   $35,207,456         $1,474            $440           $503          $892            $87,236
Due from Hartford Life
 and Annuity Insurance
 Company.................       131,763        --               --             --             --                73,631
Receivable from fund
 shares sold.............       --             --               --             --             --               --
Other assets.............           120        --               --             --             --               --
                            -----------         ------            ----           ----          ----            -------
Total Assets.............    35,339,339          1,474             440            503           892            160,867
                            -----------         ------            ----           ----          ----            -------
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --             --               --             --             --               --
  Payable for fund shares
   purchased.............       131,763        --               --             --             --                73,631
  Other liabilities......       --             --               --             --                 1            --
                            -----------         ------            ----           ----          ----            -------
  Total Liabilities......       131,763        --               --             --                 1             73,631
                            -----------         ------            ----           ----          ----            -------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........   $35,207,576         $1,474            $440           $503          $891            $87,236
                            ===========         ======            ====           ====          ====            =======


                             MORGAN STANLEY
                           SELECT DIMENSIONS
                           VALUE-ADDED MARKET
                               PORTFOLIO
                              SUB-ACCOUNT
                           ------------------
ASSETS
  Investments
    Number of Shares.....           57
                                  ====
    Cost.................          958
                                  ====
    Market Value.........         $897
Due from Hartford Life
 and Annuity Insurance
 Company.................      --
Receivable from fund
 shares sold.............      --
Other assets.............      --
                                  ----
Total Assets.............          897
                                  ----
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --
  Payable for fund shares
   purchased.............      --
  Other liabilities......      --
                                  ----
  Total Liabilities......      --
                                  ----
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........         $897
                                  ====

  * Formerly Universal Fixed Income Portfolio Sub-Account. Change effective May 1, 2002.

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                         PUTNAM VT
                            PUTNAM VT   GLOBAL ASSET    PUTNAM VT
                           DIVERSIFIED   ALLOCATION   GLOBAL EQUITY
                           INCOME FUND      FUND          FUND
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT**
                           -----------  ------------  -------------
ASSETS
  Investments
    Number of Shares.....     303,351       158,773        615,094
                           ==========    ==========    ===========
    Cost.................   2,663,850     2,451,752     10,942,390
                           ==========    ==========    ===========
    Market Value.........  $2,593,654    $1,827,475    $ 4,459,430
Due from Hartford Life
 and Annuity Insurance
 Company.................      --            18,905          2,074
Receivable from fund
 shares sold.............      --           --             --
Other assets.............      --                11             64
                           ----------    ----------    -----------
Total Assets.............   2,593,654     1,846,391      4,461,568
                           ----------    ----------    -----------
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --           --             --
  Payable for fund shares
   purchased.............      --            18,905          2,074
  Other liabilities......      --           --             --
                           ----------    ----------    -----------
  Total Liabilities......      --            18,905          2,074
                           ----------    ----------    -----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........  $2,593,654    $1,827,486    $ 4,459,494
                           ==========    ==========    ===========

 ** Formerly Putnam VT Global Growth Fund Sub-Account. Change effective October 15, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                                                                                     PUTNAM VT                       PUTNAM VT
                            PUTNAM VT      PUTNAM VT      PUTNAM VT                INTERNATIONAL    PUTNAM VT      INTERNATIONAL
                           GROWTH AND   HEALTH SCIENCES  HIGH YIELD    PUTNAM VT    GROWTH AND    INTERNATIONAL  NEW OPPORTUNITIES
                           INCOME FUND       FUND           FUND      INCOME FUND   INCOME FUND    GROWTH FUND         FUND
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                           -----------  ---------------  -----------  -----------  -------------  -------------  -----------------
ASSETS
  Investments
    Number of Shares.....      968,093       291,534        841,624      465,411        483,409        941,682         166,993
                           ===========    ==========     ==========   ==========     ==========    ===========      ==========
    Cost.................   24,719,613     3,449,444      7,653,900    5,891,861      5,281,876     14,173,591       2,686,668
                           ===========    ==========     ==========   ==========     ==========    ===========      ==========
    Market Value.........  $18,151,749    $2,731,674     $5,950,280   $6,027,070     $4,046,133    $ 9,558,074      $1,404,411
Due from Hartford Life
 and Annuity Insurance
 Company.................        4,224         9,058         --            9,806          5,396          2,805        --
Receivable from fund
 shares sold.............      --            --               3,995       --            --             --             --
Other assets.............          147       --              --                7             66            319        --
                           -----------    ----------     ----------   ----------     ----------    -----------      ----------
Total Assets.............   18,156,120     2,740,732      5,954,275    6,036,883      4,051,595      9,561,198       1,404,411
                           -----------    ----------     ----------   ----------     ----------    -----------      ----------
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --            --               3,995       --            --             --             --
  Payable for fund shares
   purchased.............        4,235         9,058         --            9,806          5,396          2,805        --
  Other liabilities......      --                250              2       --            --             --                   36
                           -----------    ----------     ----------   ----------     ----------    -----------      ----------
  Total Liabilities......        4,235         9,308          3,997        9,806          5,396          2,805              36
                           -----------    ----------     ----------   ----------     ----------    -----------      ----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........  $18,151,885    $2,731,424     $5,950,278   $6,027,077     $4,046,199    $ 9,558,393      $1,404,375
                           ===========    ==========     ==========   ==========     ==========    ===========      ==========

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                            PUTNAM VT        PUTNAM VT
                             PUTNAM VT     MONEY MARKET  NEW OPPORTUNITIES
                           INVESTORS FUND      FUND            FUND
                            SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  ------------  -----------------
ASSETS
  Investments
    Number of Shares.....       551,324      1,745,223          615,126
                             ==========     ==========      ===========
    Cost.................     6,793,832      1,745,223       16,041,462
                             ==========     ==========      ===========
    Market Value.........    $3,903,373     $1,745,223      $ 7,147,765
Due from Hartford Life
 and Annuity Insurance
 Company.................       --             --                 2,918
Receivable from fund
 shares sold.............        10,599              1         --
Other assets.............            24            524              393
                             ----------     ----------      -----------
Total Assets.............     3,913,996      1,745,748        7,151,076
                             ----------     ----------      -----------
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............        10,599        --              --
  Payable for fund shares
   purchased.............       --             --                 2,931
  Other liabilities......       --             --              --
                             ----------     ----------      -----------
  Total Liabilities......        10,599        --                 2,931
                             ----------     ----------      -----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........    $3,903,397     $1,745,748      $ 7,148,145
                             ==========     ==========      ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                                           PUTNAM VT
                            PUTNAM VT        OTC &           PUTNAM VT         PUTNAM VT
                            NEW VALUE   EMERGING GROWTH  THE GEORGE PUTNAM  UTILITIES GROWTH   PUTNAM VT    PUTNAM VT
                              FUND           FUND         FUND OF BOSTON    AND INCOME FUND   VISTA FUND   VOYAGER FUND
                           SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  ---------------  -----------------  ----------------  -----------  ------------
ASSETS
  Investments
    Number of Shares.....     571,650        409,925           263,128            240,436        439,275       837,823
                           ==========     ==========        ==========         ==========     ==========   ===========
    Cost.................   7,257,810      4,375,539         2,706,552          3,665,522      6,230,404    35,948,182
                           ==========     ==========        ==========         ==========     ==========   ===========
    Market Value.........  $6,276,717     $1,676,595        $2,520,768         $2,300,976     $3,483,450   $17,594,280
Due from Hartford Life
 and Annuity Insurance
 Company.................      --             11,315          --                 --                7,985        20,484
Receivable from fund
 shares sold.............      --            --               --                 --               --           --
Other assets.............         136        --               --                 --                   68         1,593
                           ----------     ----------        ----------         ----------     ----------   -----------
Total Assets.............   6,276,853      1,687,910         2,520,768          2,300,976      3,491,503    17,616,357
                           ----------     ----------        ----------         ----------     ----------   -----------
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --            --               --                 --               --           --
  Payable for fund shares
   purchased.............      --             11,315          --                 --                7,985        20,497
  Other liabilities......      --                 63                 1                 36         --           --
                           ----------     ----------        ----------         ----------     ----------   -----------
  Total Liabilities......      --             11,378                 1                 36          7,985        20,497
                           ----------     ----------        ----------         ----------     ----------   -----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........  $6,276,853     $1,676,532        $2,520,767         $2,300,940     $3,483,518   $17,595,860
                           ==========     ==========        ==========         ==========     ==========   ===========

                                VAN KAMPEN
                           LIFE INVESTMENT TRUST
                             GROWTH AND INCOME
                                 PORTFOLIO
                                SUB-ACCOUNT
                           ---------------------
ASSETS
  Investments
    Number of Shares.....            67
                                   ====
    Cost.................           958
                                   ====
    Market Value.........          $900
Due from Hartford Life
 and Annuity Insurance
 Company.................       --
Receivable from fund
 shares sold.............       --
Other assets.............       --
                                   ----
Total Assets.............           900
                                   ----
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --
  Payable for fund shares
   purchased.............       --
  Other liabilities......       --
                                   ----
  Total Liabilities......       --
                                   ----
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........          $900
                                   ====

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                         UNITS
                                        OWNED BY        UNIT       CONTRACT
                                      PARTICIPANTS    PRICE #     LIABILITY
                                     --------------  ----------  ------------
American Funds Global Growth
 Fund..............................       2,777,873  $ 0.709176  $  1,970,001
American Funds Growth Fund.........             184    7.523911         1,387
American Funds Growth Fund.........      14,482,130    0.598421     8,666,411
American Funds Growth-Income
 Fund..............................      17,486,908    0.819043    14,322,529
American Funds Global Small
 Capitalization Fund...............       1,678,833    0.704466     1,182,681
Fidelity VIP Asset Manager
 Portfolio.........................       2,089,913    1.636274     3,419,670
Fidelity VIP Equity-Income Fund....       5,986,902    1.782890    10,673,988
Fidelity VIP Overseas Portfolio....       2,702,585    1.108757     2,996,510
Mutual Shares Securities Fund......             107    8.628238           920
Templeton Growth Securities Fund...             219    7.886125         1,724
Hartford Advisers HLS Fund.........      16,340,396    2.190023    35,785,844
Hartford Bond HLS Fund.............      11,898,226    1.949909    23,200,458
Hartford Capital Appreciation HLS
 Fund..............................      13,685,122    2.868780    39,259,605
Hartford Dividend and Growth HLS
 Fund..............................       8,920,217    2.237882    19,962,394
Hartford Global Advisers HLS
 Fund..............................       1,355,295    0.988953     1,340,323
Hartford Global Leaders HLS Fund...         777,912    0.682881       531,222
Hartford Global Technology HLS
 Fund..............................         301,422    0.452718       136,459
Hartford Growth and Income HLS
 Fund..............................       5,601,509    0.916970     5,136,415
Hartford Index HLS Fund............      17,391,449    2.205769    38,361,520
Hartford International
 Opportunities HLS Fund............       4,337,246    1.313864     5,698,551
Hartford MidCap HLS Fund...........      11,631,447    1.737334    20,207,709
Hartford Money Market HLS Fund.....      36,710,827    1.529607    56,153,138
Hartford Mortgage Securities HLS
 Fund..............................       2,754,424    1.874447     5,163,021
Hartford Small Company HLS Fund....       7,767,974    0.920563     7,150,910
Hartford Stock HLS Fund............      15,156,551    2.322928    35,207,576
Universal Institutional
 Funds, Inc. Core Plus Fixed Income
 Portfolio.........................             137   10.732654         1,474
Universal Institutional
 Funds, Inc. Technology
 Portfolio.........................              79    5.588233           440
Universal Institutional
 Funds, Inc. High Yield
 Portfolio.........................              53    9.541983           503
Universal Institutional
 Funds, Inc. Mid-Cap Value
 Portfolio.........................             125    7.129259           891
Morgan Stanley Select Dimensions
 Money Market Portfolio............           8,657   10.077497        87,236
Morgan Stanley Select Dimensions
 Value-Added Market Portfolio......             112    7.989207           897
Putnam VT Diversified Income
 Fund..............................         180,764   14.348324     2,593,654
Putnam VT Global Asset Allocation
 Fund..............................         102,899   17.760045     1,827,486
Putnam VT Global Equity Fund.......         297,584   14.985684     4,459,494
Putnam VT Growth and Income Fund...         849,943   21.356598    18,151,885
Putnam VT Health Sciences Fund.....         283,075    9.649126     2,731,424
Putnam VT High Yield Fund..........         381,287   15.605782     5,950,278
Putnam VT Income Fund..............         333,366   18.079459     6,027,077
Putnam VT International Growth and
 Income Fund.......................         478,988    8.447396     4,046,199
Putnam VT International Growth
 Fund..............................       1,026,037    9.315833     9,558,393
Putnam VT International New
 Opportunities Fund................         186,675    7.523083     1,404,375
Putnam VT Investors Fund...........         571,679    6.827953     3,903,397
Putnam VT Money Market Fund........       1,148,361    1.520209     1,745,748
Putnam VT New Opportunities Fund...         514,552   13.891974     7,148,145

# Rounded unit prices.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                                         UNITS
                                        OWNED BY        UNIT       CONTRACT
                                      PARTICIPANTS    PRICE #     LIABILITY
                                     --------------  ----------  ------------
Putnam VT New Value Fund...........         549,686  $11.418982  $  6,276,853
Putnam VT OTC & Emerging Growth
 Fund..............................         379,358    4.419389     1,676,532
Putnam VT The George Putnam Fund of
 Boston............................         235,897   10.685893     2,520,767
Putnam VT Utilities Growth and
 Income Fund.......................         153,420   14.997690     2,300,940
Putnam VT Vista Fund...............         482,163    7.224769     3,483,518
Putnam VT Voyager Fund.............         805,463   21.845647    17,595,860
Van Kampen Life Investment Trust
 Growth and Income Portfolio.......             110    8.162730           900
                                                                 ------------
GRAND TOTAL........................                              $440,025,332
                                                                 ============

  #  Rounded unit prices.

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002

                           AMERICAN FUNDS                  AMERICAN FUNDS
                           GLOBAL GROWTH   AMERICAN FUNDS  GROWTH-INCOME
                                FUND        GROWTH FUND         FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------  --------------
INVESTMENT INCOME:
  Dividends..............    $  10,279      $     2,833     $   143,219
                             ---------      -----------     -----------
CAPITAL GAINS INCOME
 (LOSS)..................      --               --              --
                             ---------      -----------     -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          287          (21,730)           (649)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (182,927)      (1,551,271)     (2,123,788)
                             ---------      -----------     -----------
    Net gain (loss) on
     investments.........     (182,640)      (1,573,001)     (2,124,437)
                             ---------      -----------     -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $(172,361)     $(1,570,168)    $(1,981,218)
                             =========      ===========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                           AMERICAN FUNDS
                            GLOBAL SMALL   FIDELITY VIP   FIDELITY VIP   FIDELITY VIP   FRANKLIN MUTUAL       TEMPLETON
                           CAPITALIZATION  ASSET MANAGER  EQUITY-INCOME    OVERSEAS    SHARES SECURITIES  GROWTH SECURITIES
                                FUND         PORTFOLIO        FUND        PORTFOLIO          FUND               FUND
                            SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT (1)    SUB-ACCOUNT (1)
                           --------------  -------------  -------------  ------------  -----------------  -----------------
INVESTMENT INCOME:
  Dividends..............    $   6,480       $ 124,152     $   149,052    $  22,122        --$                --$
                             ---------       ---------     -----------    ---------          ----               -----
CAPITAL GAINS INCOME
 (LOSS)..................      --              --              202,876       --            --                 --
                             ---------       ---------     -----------    ---------          ----               -----
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          646         (19,100)          1,789       91,081            (6)                (25)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (224,816)       (415,039)     (2,062,791)    (717,909)          (38)               (191)
                             ---------       ---------     -----------    ---------          ----               -----
    Net gain (loss) on
     investments.........     (224,170)       (434,139)     (2,061,002)    (626,828)          (44)               (216)
                             ---------       ---------     -----------    ---------          ----               -----
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $(217,690)      $(309,987)    $(1,709,074)   $(604,706)         $(44)              $(216)
                             =========       =========     ===========    =========          ====               =====


                           HARTFORD ADVISERS
                               HLS FUND
                              SUB-ACCOUNT
                           -----------------
INVESTMENT INCOME:
  Dividends..............     $ 1,052,535
                              -----------
CAPITAL GAINS INCOME
 (LOSS)..................        --
                              -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          (5,445)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (6,184,772)
                              -----------
    Net gain (loss) on
     investments.........      (6,190,217)
                              -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $(5,137,682)
                              ===========

(1)  From inception, April 1, 2002 to December 31, 2002.

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                          HARTFORD CAPITAL  HARTFORD DIVIDEND
                           HARTFORD BOND    APPRECIATION       AND GROWTH
                             HLS FUND         HLS FUND          HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT
                           -------------  ----------------  -----------------
INVESTMENT INCOME:
  Dividends..............   $  711,544      $   262,165        $   313,607
                            ----------      -----------        -----------
CAPITAL GAINS INCOME
 (LOSS)..................      207,894         --                  986,779
                            ----------      -----------        -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        2,348           (5,393)           (80,378)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      967,895       (8,689,851)        (4,190,567)
                            ----------      -----------        -----------
    Net gain (loss) on
     investments.........      970,243       (8,695,244)        (4,270,945)
                            ----------      -----------        -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $1,889,681      $(8,433,079)       $(2,970,559)
                            ==========      ===========        ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                           HARTFORD GLOBAL  HARTFORD GLOBAL  HARTFORD GLOBAL  HARTFORD GROWTH
                              ADVISERS          LEADERS        TECHNOLOGY       AND INCOME     HARTFORD INDEX
                              HLS FUND         HLS FUND         HLS FUND         HLS FUND         HLS FUND
                             SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  ---------------  ---------------  ---------------  --------------
INVESTMENT INCOME:
  Dividends..............     $     537        $   4,772        $--             $    22,013     $    470,387
                              ---------        ---------        --------        -----------     ------------
CAPITAL GAINS INCOME
 (LOSS)..................           725          --              --                --              1,509,964
                              ---------        ---------        --------        -----------     ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (2,597)         (76,978)            (51)            (3,310)         (42,582)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (106,757)        (109,209)        (49,574)        (1,627,727)     (12,422,690)
                              ---------        ---------        --------        -----------     ------------
    Net gain (loss) on
     investments.........      (109,354)        (186,187)        (49,625)        (1,631,037)     (12,465,272)
                              ---------        ---------        --------        -----------     ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $(108,092)       $(181,415)       $(49,625)       $(1,609,024)    $(10,484,921)
                              =========        =========        ========        ===========     ============

                           HARTFORD INTERNATIONAL
                               OPPORTUNITIES       HARTFORD MIDCAP
                                  HLS FUND            HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT
                           ----------------------  ---------------
INVESTMENT INCOME:
  Dividends..............       $   125,558          $    23,228
                                -----------          -----------
CAPITAL GAINS INCOME
 (LOSS)..................         --                    --
                                -----------          -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........            95,026             (201,525)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (1,300,046)          (2,818,767)
                                -----------          -----------
    Net gain (loss) on
     investments.........        (1,205,020)          (3,020,292)
                                -----------          -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $(1,079,462)         $(2,997,064)
                                ===========          ===========

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002


                           HARTFORD MONEY  HARTFORD MORTGAGE  HARTFORD SMALL
                               MARKET         SECURITIES         COMPANY
                              HLS FUND         HLS FUND          HLS FUND
                            SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  -----------------  --------------
INVESTMENT INCOME:
  Dividends..............     $779,440         $122,902        $   --
                              --------         --------        -----------
CAPITAL GAINS INCOME
 (LOSS)..................        3,650          --                 --
                              --------         --------        -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      --                  (676)           (42,508)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --               154,352         (2,626,628)
                              --------         --------        -----------
    Net gain (loss) on
     investments.........      --               153,676         (2,669,136)
                              --------         --------        -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $783,090         $276,578        $(2,669,136)
                              ========         ========        ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                                              UNIVERSAL         UNIVERSAL        UNIVERSAL        UNIVERSAL
                                            INSTITUTIONAL     INSTITUTIONAL    INSTITUTIONAL    INSTITUTIONAL    MORGAN STANLEY
                                             FUNDS, INC.       FUNDS, INC.      FUNDS, INC.      FUNDS, INC.    SELECT DIMENSIONS
                           HARTFORD STOCK  CORE PLUS FIXED     TECHNOLOGY       HIGH YIELD      MID-CAP VALUE     MONEY MARKET
                              HLS FUND     INCOME PORTFOLIO     PORTFOLIO        PORTFOLIO        PORTFOLIO         PORTFOLIO
                            SUB-ACCOUNT    SUB-ACCOUNT*(1)   SUB-ACCOUNT (1)  SUB-ACCOUNT (1)  SUB-ACCOUNT (1)   SUB-ACCOUNT (1)
                           --------------  ----------------  ---------------  ---------------  ---------------  -----------------
INVESTMENT INCOME:
  Dividends..............   $    398,621         $ 52           --$                $ 49           --$                  $23
                            ------------         ----             ----             ----             ----               ---
CAPITAL GAINS INCOME
 (LOSS)..................       --                  5           --               --               --                --
                            ------------         ----             ----             ----             ----               ---
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (41,465)           2               (7)               1              (11)           --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (11,241,909)         (19)             (39)             (25)             (66)           --
                            ------------         ----             ----             ----             ----               ---
    Net gain (loss) on
     investments.........    (11,283,374)         (17)             (46)             (24)             (77)           --
                            ------------         ----             ----             ----             ----               ---
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(10,884,753)        $ 40             $(46)            $ 25             $(77)              $23
                            ============         ====             ====             ====             ====               ===


                             MORGAN STANLEY
                           SELECT DIMENSIONS
                           VALUE-ADDED MARKET
                               PORTFOLIO
                            SUB-ACCOUNT (1)
                           ------------------
INVESTMENT INCOME:
  Dividends..............      -- $
                                  ----
CAPITAL GAINS INCOME
 (LOSS)..................      --
                                  ----
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          (10)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          (61)
                                  ----
    Net gain (loss) on
     investments.........          (71)
                                  ----
    Net increase
     (decrease) in net
     assets resulting
     from operations.....         $(71)
                                  ====

  * Formerly Universal Fixed Income Portfolio Sub-Account. Change effective May 1, 2002.
(1)  From inception, April 1, 2002 to December 31, 2002.

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                         PUTNAM VT
                            PUTNAM VT   GLOBAL ASSET    PUTNAM VT
                           DIVERSIFIED   ALLOCATION   GLOBAL EQUITY
                           INCOME FUND      FUND          FUND
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT**
                           -----------  ------------  -------------
INVESTMENT INCOME:
  Dividends..............   $ 83,882     $  30,096     $    14,564
                            --------     ---------     -----------
CAPITAL GAINS INCOME
 (LOSS)..................     --            --             --
                            --------     ---------     -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........    (10,843)         (265)        (14,275)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     16,034      (251,714)     (1,263,480)
                            --------     ---------     -----------
    Net gain (loss) on
     investments.........      5,191      (251,979)     (1,277,755)
                            --------     ---------     -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $ 89,073     $(221,883)    $(1,263,191)
                            ========     =========     ===========

 ** Formerly Putnam VT Global Growth Fund Sub-Account. Change effective October 15, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                                                                                     PUTNAM VT                        PUTNAM VT
                            PUTNAM VT      PUTNAM VT      PUTNAM VT                INTERNATIONAL    PUTNAM VT       INTERNATIONAL
                           GROWTH AND   HEALTH SCIENCES  HIGH YIELD    PUTNAM VT    GROWTH AND    INTERNATIONAL   NEW OPPORTUNITIES
                           INCOME FUND       FUND           FUND      INCOME FUND   INCOME FUND    GROWTH FUND          FUND
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT***     SUB-ACCOUNT
                           -----------  ---------------  -----------  -----------  -------------  --------------  -----------------
INVESTMENT INCOME:
  Dividends..............  $   475,850     $   1,888      $ 500,212    $224,482      $  22,827     $    96,482        $  14,053
                           -----------     ---------      ---------    --------      ---------     -----------        ---------
CAPITAL GAINS INCOME
 (LOSS)..................      --            --              --          --            --              --              --
                           -----------     ---------      ---------    --------      ---------     -----------        ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (317,483)      (18,705)        (2,331)      2,289         82,690        (571,496)          63,695
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (4,498,654)     (649,066)      (507,009)    185,796       (517,050)     (1,322,445)        (220,715)
                           -----------     ---------      ---------    --------      ---------     -----------        ---------
    Net gain (loss) on
     investments.........   (4,816,137)     (667,771)      (509,340)    188,085       (434,360)     (1,893,941)        (157,020)
                           -----------     ---------      ---------    --------      ---------     -----------        ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $(4,340,287)    $(665,883)     $  (9,128)   $412,567      $(411,533)    $(1,797,459)       $(142,967)
                           ===========     =========      =========    ========      =========     ===========        =========

*** Effective October 15, 2002, Putnam VT Asia Pacific Growth Fund Sub-Account merged with Putnam VT International Growth Fund Sub-Account.

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                            PUTNAM VT        PUTNAM VT
                             PUTNAM VT     MONEY MARKET  NEW OPPORTUNITIES
                           INVESTORS FUND      FUND            FUND
                            SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  ------------  -----------------
INVESTMENT INCOME:
  Dividends..............   $    16,185      $28,213        $  --
                            -----------      -------        -----------
CAPITAL GAINS INCOME
 (LOSS)..................       --            --               --
                            -----------      -------        -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (112,281)      --                (94,413)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (1,008,379)      --             (2,974,647)
                            -----------      -------        -----------
    Net gain (loss) on
     investments.........    (1,120,660)      --             (3,069,060)
                            -----------      -------        -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(1,104,475)     $28,213        $(3,069,060)
                            ===========      =======        ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                                             PUTNAM VT
                             PUTNAM VT         OTC &           PUTNAM VT         PUTNAM VT
                             NEW VALUE    EMERGING GROWTH  THE GEORGE PUTNAM  UTILITIES GROWTH    PUTNAM VT     PUTNAM VT
                               FUND            FUND         FUND OF BOSTON    AND INCOME FUND    VISTA FUND    VOYAGER FUND
                            SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  ---------------  -----------------  ----------------  -------------  ------------
INVESTMENT INCOME:
  Dividends..............   $   270,100      $ --              $  41,066         $  81,852       $   --        $   175,832
                            -----------      ---------         ---------         ---------       -----------   -----------
CAPITAL GAINS INCOME
 (LOSS)..................       --             --               --                 --                --            --
                            -----------      ---------         ---------         ---------       -----------   -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (174,576)       (55,148)           (2,288)          (32,567)          (28,707)     (304,879)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (1,282,129)      (687,669)         (228,990)         (741,210)       (1,289,334)   (6,367,512)
                            -----------      ---------         ---------         ---------       -----------   -----------
    Net gain (loss) on
     investments.........    (1,456,705)      (742,817)         (231,278)         (773,777)       (1,318,041)   (6,672,391)
                            -----------      ---------         ---------         ---------       -----------   -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(1,186,605)     $(742,817)        $(190,212)        $(691,925)      $(1,318,041)  $(6,496,559)
                            ===========      =========         =========         =========       ===========   ===========

                                VAN KAMPEN
                           LIFE INVESTMENT TRUST
                             GROWTH AND INCOME
                                 PORTFOLIO
                              SUB-ACCOUNT (1)
                           ---------------------
INVESTMENT INCOME:
  Dividends..............       -- $
                                   ----
CAPITAL GAINS INCOME
 (LOSS)..................       --
                                   ----
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           (10)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................           (58)
                                   ----
    Net gain (loss) on
     investments.........           (68)
                                   ----
    Net increase
     (decrease) in net
     assets resulting
     from operations.....          $(68)
                                   ====

(1)  From inception, April 1, 2002 to December 31, 2002.

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002

                           AMERICAN FUNDS                  AMERICAN FUNDS
                           GLOBAL GROWTH   AMERICAN FUNDS  GROWTH-INCOME
                                FUND        GROWTH FUND         FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------  --------------
OPERATIONS:
  Net investment income
   (loss)................    $   10,279     $     2,833     $   143,219
  Capital gains income...       --              --              --
  Net realized gain
   (loss) on security
   transactions..........           287         (21,730)           (649)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (182,927)     (1,551,271)     (2,123,788)
                             ----------     -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (172,361)     (1,570,168)     (1,981,218)
                             ----------     -----------     -----------
UNIT TRANSACTIONS:
  Purchases..............       460,863       2,327,480       2,972,968
  Net transfers..........     1,068,346       4,882,307       8,042,330
  Surrenders for benefit
   payments and fees.....        (5,573)        (76,603)        (96,760)
  Net loan activity......        (4,590)        (11,458)         (7,069)
  Cost of insurance......      (165,557)       (848,786)     (1,254,159)
                             ----------     -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     1,353,489       6,272,940       9,657,310
                             ----------     -----------     -----------
  Net increase (decrease)
   in net assets.........     1,181,128       4,702,772       7,676,092
NET ASSETS:
  Beginning of period....       788,873       3,965,026       6,646,437
                             ----------     -----------     -----------
  End of period..........    $1,970,001     $ 8,667,798     $14,322,529
                             ==========     ===========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                           AMERICAN FUNDS
                            GLOBAL SMALL   FIDELITY VIP   FIDELITY VIP   FIDELITY VIP   FRANKLIN MUTUAL       TEMPLETON
                           CAPITALIZATION  ASSET MANAGER  EQUITY-INCOME    OVERSEAS    SHARES SECURITIES  GROWTH SECURITIES
                                FUND         PORTFOLIO        FUND        PORTFOLIO          FUND               FUND
                            SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT (1)    SUB-ACCOUNT (1)
                           --------------  -------------  -------------  ------------  -----------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................    $    6,480     $  124,152     $   149,052    $   22,122       --$                -$-
  Capital gains income...       --             --              202,876       --            --                 --
  Net realized gain
   (loss) on security
   transactions..........           646        (19,100)          1,789        91,081            (6)               (25)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (224,816)      (415,039)     (2,062,791)     (717,909)          (38)              (191)
                             ----------     ----------     -----------    ----------         -----             ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (217,690)      (309,987)     (1,709,074)     (604,706)          (44)              (216)
                             ----------     ----------     -----------    ----------         -----             ------
UNIT TRANSACTIONS:
  Purchases..............       280,184        715,047       2,055,486       886,214       --                 --
  Net transfers..........       583,158        139,739       2,549,650       (15,051)        1,084              2,168
  Surrenders for benefit
   payments and fees.....        (2,108)      (132,417)       (108,103)     (162,707)      --                 --
  Net loan activity......       --              (3,253)       (118,894)       (1,528)      --                 --
  Cost of insurance......      (102,790)      (376,626)     (1,143,410)     (340,799)         (120)              (228)
                             ----------     ----------     -----------    ----------         -----             ------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       758,444        342,490       3,234,729       366,129           964              1,940
                             ----------     ----------     -----------    ----------         -----             ------
  Net increase (decrease)
   in net assets.........       540,754         32,503       1,525,655      (238,577)          920              1,724
NET ASSETS:
  Beginning of period....       641,927      3,387,167       9,148,333     3,235,087       --                 --
                             ----------     ----------     -----------    ----------         -----             ------
  End of period..........    $1,182,681     $3,419,670     $10,673,988    $2,996,510         $ 920             $1,724
                             ==========     ==========     ===========    ==========         =====             ======


                           HARTFORD ADVISERS
                               HLS FUND
                              SUB-ACCOUNT
                           -----------------
OPERATIONS:
  Net investment income
   (loss)................     $ 1,052,535
  Capital gains income...        --
  Net realized gain
   (loss) on security
   transactions..........          (5,445)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (6,184,772)
                              -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (5,137,682)
                              -----------
UNIT TRANSACTIONS:
  Purchases..............       8,290,057
  Net transfers..........       4,046,349
  Surrenders for benefit
   payments and fees.....        (360,687)
  Net loan activity......        (177,894)
  Cost of insurance......      (4,076,307)
                              -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       7,721,518
                              -----------
  Net increase (decrease)
   in net assets.........       2,583,836
NET ASSETS:
  Beginning of period....      33,202,008
                              -----------
  End of period..........     $35,785,844
                              ===========

(1)  From inception, April 1, 2002 to December 31, 2002.

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                          HARTFORD CAPITAL  HARTFORD DIVIDEND
                           HARTFORD BOND    APPRECIATION       AND GROWTH
                             HLS FUND         HLS FUND          HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT
                           -------------  ----------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................   $   711,544     $   262,165        $   313,607
  Capital gains income...       207,894        --                  986,779
  Net realized gain
   (loss) on security
   transactions..........         2,348          (5,393)           (80,378)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       967,895      (8,689,851)        (4,190,567)
                            -----------     -----------        -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     1,889,681      (8,433,079)        (2,970,559)
                            -----------     -----------        -----------
UNIT TRANSACTIONS:
  Purchases..............     3,276,174       9,680,008          4,487,569
  Net transfers..........     6,686,983       5,582,080          2,431,899
  Surrenders for benefit
   payments and fees.....      (217,539)       (961,502)          (212,596)
  Net loan activity......        (7,103)        (72,009)           (51,050)
  Cost of insurance......    (1,915,210)     (4,689,308)        (2,361,062)
                            -----------     -----------        -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     7,823,305       9,539,269          4,294,760
                            -----------     -----------        -----------
  Net increase (decrease)
   in net assets.........     9,712,986       1,106,190          1,324,201
NET ASSETS:
  Beginning of period....    13,487,472      38,153,415         18,638,193
                            -----------     -----------        -----------
  End of period..........   $23,200,458     $39,259,605        $19,962,394
                            ===========     ===========        ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                           HARTFORD GLOBAL  HARTFORD GLOBAL  HARTFORD GLOBAL  HARTFORD GROWTH
                              ADVISERS          LEADERS        TECHNOLOGY       AND INCOME     HARTFORD INDEX
                              HLS FUND         HLS FUND         HLS FUND         HLS FUND         HLS FUND
                             SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  ---------------  ---------------  ---------------  --------------
OPERATIONS:
  Net investment income
   (loss)................    $      537        $   4,772        $ --            $    22,013     $    470,387
  Capital gains income...           725          --               --               --              1,509,964
  Net realized gain
   (loss) on security
   transactions..........        (2,597)         (76,978)             (51)           (3,310)         (42,582)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (106,757)        (109,209)         (49,574)       (1,627,727)     (12,422,690)
                             ----------        ---------        ---------       -----------     ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (108,092)        (181,415)         (49,625)       (1,609,024)     (10,484,921)
                             ----------        ---------        ---------       -----------     ------------
UNIT TRANSACTIONS:
  Purchases..............       352,177          173,444           43,532         1,316,548        7,282,319
  Net transfers..........       344,429         (167,195)          58,193            40,695        4,115,716
  Surrenders for benefit
   payments and fees.....          (793)          24,943              (98)          (72,349)        (570,490)
  Net loan activity......       (50,682)         --               --                (10,310)        (359,314)
  Cost of insurance......      (134,705)         (61,442)         (15,009)         (725,118)      (4,094,328)
                             ----------        ---------        ---------       -----------     ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       510,426          (30,250)          86,618           549,466        6,373,903
                             ----------        ---------        ---------       -----------     ------------
  Net increase (decrease)
   in net assets.........       402,334         (211,665)          36,993        (1,059,558)      (4,111,018)
NET ASSETS:
  Beginning of period....       937,989          742,887           99,466         6,195,973       42,472,538
                             ----------        ---------        ---------       -----------     ------------
  End of period..........    $1,340,323        $ 531,222        $ 136,459       $ 5,136,415     $ 38,361,520
                             ==========        =========        =========       ===========     ============

                           HARTFORD INTERNATIONAL
                               OPPORTUNITIES       HARTFORD MIDCAP
                                  HLS FUND            HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT
                           ----------------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................       $   125,558          $    23,228
  Capital gains income...         --                    --
  Net realized gain
   (loss) on security
   transactions..........            95,026             (201,525)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (1,300,046)          (2,818,767)
                                -----------          -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (1,079,462)          (2,997,064)
                                -----------          -----------
UNIT TRANSACTIONS:
  Purchases..............         1,193,085            4,066,451
  Net transfers..........          (875,558)           5,184,468
  Surrenders for benefit
   payments and fees.....          (122,289)            (326,467)
  Net loan activity......           (25,431)             (28,655)
  Cost of insurance......          (653,457)          (2,191,265)
                                -----------          -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........          (483,650)           6,704,532
                                -----------          -----------
  Net increase (decrease)
   in net assets.........        (1,563,112)           3,707,468
NET ASSETS:
  Beginning of period....         7,261,663           16,500,241
                                -----------          -----------
  End of period..........       $ 5,698,551          $20,207,709
                                ===========          ===========

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002


                           HARTFORD MONEY  HARTFORD MORTGAGE  HARTFORD SMALL
                               MARKET         SECURITIES         COMPANY
                              HLS FUND         HLS FUND          HLS FUND
                            SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  -----------------  --------------
OPERATIONS:
  Net investment income
   (loss)................   $    779,440      $  122,902       $   --
  Capital gains income...          3,650        --                 --
  Net realized gain
   (loss) on security
   transactions..........       --                  (676)          (42,508)
                            ------------      ----------       -----------
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       --               154,352        (2,626,628)
                            ------------      ----------       -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        783,090         276,578        (2,669,136)
UNIT TRANSACTIONS:
  Purchases..............     72,401,033         826,122         1,736,369
  Net transfers..........    (54,838,929)      2,061,054         1,258,290
  Surrenders for benefit
   payments and fees.....     (6,515,801)        (45,691)         (129,876)
  Net loan activity......       (666,289)        (65,907)          (19,458)
  Cost of insurance......     (6,034,305)       (352,473)         (843,385)
                            ------------      ----------       -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      4,345,709       2,423,105         2,001,940
                            ------------      ----------       -----------
  Net increase (decrease)
   in net assets.........      5,128,799       2,699,683          (667,196)
NET ASSETS:
  Beginning of period....     51,024,339       2,463,338         7,818,106
                            ------------      ----------       -----------
  End of period..........   $ 56,153,138      $5,163,021       $ 7,150,910
                            ============      ==========       ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                                              UNIVERSAL         UNIVERSAL        UNIVERSAL        UNIVERSAL
                                            INSTITUTIONAL     INSTITUTIONAL    INSTITUTIONAL    INSTITUTIONAL    MORGAN STANLEY
                                             FUNDS, INC.       FUNDS, INC.      FUNDS, INC.      FUNDS, INC.    SELECT DIMENSIONS
                           HARTFORD STOCK  CORE PLUS FIXED     TECHNOLOGY       HIGH YIELD      MID-CAP VALUE     MONEY MARKET
                              HLS FUND     INCOME PORTFOLIO     PORTFOLIO        PORTFOLIO        PORTFOLIO         PORTFOLIO
                            SUB-ACCOUNT    SUB-ACCOUNT*(1)   SUB-ACCOUNT (1)  SUB-ACCOUNT (1)  SUB-ACCOUNT (1)   SUB-ACCOUNT (1)
                           --------------  ----------------  ---------------  ---------------  ---------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................   $   398,621         $   52          --$                $ 49            $--              $     23
  Capital gains income...       --                   5          --               --                --                --
  Net realized gain
   (loss) on security
   transactions..........       (41,465)             2              (7)               1               (11)           --
                            -----------         ------            ----             ----            ------           --------
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (11,241,909)           (19)            (39)             (25)              (66)           --
                            -----------         ------            ----             ----            ------           --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   (10,884,753)            40             (46)              25               (77)                23
UNIT TRANSACTIONS:
  Purchases..............    10,523,682        --               --               --                --                101,581
  Net transfers..........      (213,683)         1,626             542              542             1,084            (10,839)
  Surrenders for benefit
   payments and fees.....      (805,758)            (1)         --               --                    (1)                (1)
  Net loan activity......      (134,749)       --               --               --                --                --
  Cost of insurance......    (4,914,320)          (191)            (56)             (64)             (115)            (3,528)
                            -----------         ------            ----             ----            ------           --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     4,455,172          1,434             486              478               968             87,213
                            -----------         ------            ----             ----            ------           --------
  Net increase (decrease)
   in net assets.........    (6,429,581)         1,474             440              503               891             87,236
NET ASSETS:
  Beginning of period....    41,637,157        --               --               --                --                --
                            -----------         ------            ----             ----            ------           --------
  End of period..........   $35,207,576         $1,474            $440             $503            $  891           $ 87,236
                            ===========         ======            ====             ====            ======           ========


                             MORGAN STANLEY
                           SELECT DIMENSIONS
                           VALUE-ADDED MARKET
                               PORTFOLIO
                            SUB-ACCOUNT (1)
                           ------------------
OPERATIONS:
  Net investment income
   (loss)................       -$-
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........           (10)
                                 ------
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................           (61)
                                 ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............           (71)
UNIT TRANSACTIONS:
  Purchases..............       --
  Net transfers..........         1,084
  Surrenders for benefit
   payments and fees.....       --
  Net loan activity......       --
  Cost of insurance......          (116)
                                 ------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........           968
                                 ------
  Net increase (decrease)
   in net assets.........           897
NET ASSETS:
  Beginning of period....       --
                                 ------
  End of period..........        $  897
                                 ======

  * Formerly Universal Fixed Income Portfolio Sub-Account. Change effective May 1, 2002.
(1)  From inception, April 1, 2002 to December 31, 2002.

_____________________________________ SA-31 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                         PUTNAM VT
                            PUTNAM VT   GLOBAL ASSET    PUTNAM VT
                           DIVERSIFIED   ALLOCATION   GLOBAL EQUITY
                           INCOME FUND      FUND          FUND
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT**
                           -----------  ------------  -------------
OPERATIONS:
  Net investment income
   (loss)................  $   83,882    $   30,096    $    14,564
  Capital gains income...      --           --             --
  Net realized gain
   (loss) on security
   transactions..........     (10,843)         (265)       (14,275)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      16,034      (251,714)    (1,263,480)
                           ----------    ----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      89,073      (221,883)    (1,263,191)
                           ----------    ----------    -----------
UNIT TRANSACTIONS:
  Purchases..............     320,094       318,674      1,281,256
  Net transfers..........   1,601,585       368,462       (398,385)
  Surrenders for benefit
   payments and fees.....     (73,060)      (67,593)       (94,239)
  Net loan activity......     (12,163)      --              (8,769)
  Cost of insurance......    (183,168)     (180,925)      (559,179)
                           ----------    ----------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   1,653,288       438,618        220,684
                           ----------    ----------    -----------
  Net increase (decrease)
   in net assets.........   1,742,361       216,735     (1,042,507)
NET ASSETS:
  Beginning of period....     851,293     1,610,751      5,502,001
                           ----------    ----------    -----------
  End of period..........  $2,593,654    $1,827,486    $ 4,459,494
                           ==========    ==========    ===========

 ** Formerly Putnam VT Global Growth Fund Sub-Account. Change effective October 15, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-32 ____________________________________

                                                                                     PUTNAM VT                        PUTNAM VT
                            PUTNAM VT      PUTNAM VT      PUTNAM VT                INTERNATIONAL    PUTNAM VT       INTERNATIONAL
                           GROWTH AND   HEALTH SCIENCES  HIGH YIELD    PUTNAM VT    GROWTH AND    INTERNATIONAL   NEW OPPORTUNITIES
                           INCOME FUND       FUND           FUND      INCOME FUND   INCOME FUND    GROWTH FUND          FUND
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT***     SUB-ACCOUNT
                           -----------  ---------------  -----------  -----------  -------------  --------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................  $   475,850    $    1,888     $  500,212   $  224,482     $   22,827    $    96,482       $   14,053
  Capital gains income...      --            --              --           --            --             --              --
  Net realized gain
   (loss) on security
   transactions..........     (317,483)      (18,705)        (2,331)       2,289         82,690       (571,496)          63,695
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (4,498,654)     (649,066)      (507,009)     185,796       (517,050)    (1,322,445)        (220,715)
                           -----------    ----------     ----------   ----------     ----------    -----------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   (4,340,287)     (665,883)        (9,128)     412,567       (411,533)    (1,797,459)        (142,967)
                           -----------    ----------     ----------   ----------     ----------    -----------       ----------
UNIT TRANSACTIONS:
  Purchases..............    4,209,886       753,351        902,736    1,215,567        927,577      2,695,736          653,871
  Net transfers..........   (1,001,714)      184,457      1,554,369      975,315        715,927        725,535         (400,895)
  Surrenders for benefit
   payments and fees.....     (442,069)      (89,742)       (43,003)     (44,579)        14,576        (28,295)         (20,075)
  Net loan activity......     (234,322)       (5,292)        (2,330)      (7,568)          (363)       (26,644)            (940)
  Cost of insurance......   (2,192,571)     (380,064)      (495,529)    (547,740)      (398,982)    (1,155,827)        (258,389)
                           -----------    ----------     ----------   ----------     ----------    -----------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      339,210       462,710      1,916,243    1,590,995      1,258,735      2,210,505          (26,428)
                           -----------    ----------     ----------   ----------     ----------    -----------       ----------
  Net increase (decrease)
   in net assets.........   (4,001,077)     (203,173)     1,907,115    2,003,562        847,202        413,046         (169,395)
NET ASSETS:
  Beginning of period....   22,152,962     2,934,597      4,043,163    4,023,515      3,198,997      9,145,347        1,573,770
                           -----------    ----------     ----------   ----------     ----------    -----------       ----------
  End of period..........  $18,151,885    $2,731,424     $5,950,278   $6,027,077     $4,046,199    $ 9,558,393       $1,404,375
                           ===========    ==========     ==========   ==========     ==========    ===========       ==========

*** Effective October 15, 2002, Putnam VT Asia Pacific Growth Fund Sub-Account merged with Putnam VT International Growth Fund Sub-Account.

_____________________________________ SA-33 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                            PUTNAM VT        PUTNAM VT
                             PUTNAM VT     MONEY MARKET  NEW OPPORTUNITIES
                           INVESTORS FUND      FUND            FUND
                            SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  ------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................   $    16,185     $   28,213      $  --
  Capital gains income...       --             --              --
  Net realized gain
   (loss) on security
   transactions..........      (112,281)       --               (94,413)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (1,008,379)       --            (2,974,647)
                            -----------     ----------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (1,104,475)        28,213       (3,069,060)
                            -----------     ----------      -----------
UNIT TRANSACTIONS:
  Purchases..............     1,324,605        812,411        2,867,759
  Net transfers..........      (267,862)      (165,580)        (271,820)
  Surrenders for benefit
   payments and fees.....      (154,229)       (40,315)        (204,546)
  Net loan activity......        (6,045)       --               (26,946)
  Cost of insurance......      (516,093)      (237,168)      (1,149,907)
                            -----------     ----------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       380,376        369,348        1,214,540
                            -----------     ----------      -----------
  Net increase (decrease)
   in net assets.........      (724,099)       397,561       (1,854,520)
NET ASSETS:
  Beginning of period....     4,627,496      1,348,187        9,002,665
                            -----------     ----------      -----------
  End of period..........   $ 3,903,397     $1,745,748      $ 7,148,145
                            ===========     ==========      ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-34 ____________________________________

                                             PUTNAM VT
                             PUTNAM VT         OTC &           PUTNAM VT         PUTNAM VT
                             NEW VALUE    EMERGING GROWTH  THE GEORGE PUTNAM  UTILITIES GROWTH    PUTNAM VT     PUTNAM VT
                               FUND            FUND         FUND OF BOSTON    AND INCOME FUND    VISTA FUND    VOYAGER FUND
                            SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  ---------------  -----------------  ----------------  -------------  ------------
OPERATIONS:
  Net investment income
   (loss)................   $   270,100     $  --             $   41,066         $   81,852      $   --        $   175,832
  Capital gains income...       --             --               --                 --                --            --
  Net realized gain
   (loss) on security
   transactions..........      (174,576)       (55,148)           (2,288)           (32,567)         (28,707)     (304,879)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (1,282,129)      (687,669)         (228,990)          (741,210)      (1,289,334)   (6,367,512)
                            -----------     ----------        ----------         ----------      -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (1,186,605)      (742,817)         (190,212)          (691,925)      (1,318,041)   (6,496,559)
                            -----------     ----------        ----------         ----------      -----------   -----------
UNIT TRANSACTIONS:
  Purchases..............     1,065,865        876,837           558,084            576,054        1,233,696     5,995,829
  Net transfers..........     1,265,584       (278,709)        1,118,448            293,334          (95,927)   (1,553,210)
  Surrenders for benefit
   payments and fees.....       (86,661)       (20,637)          (30,822)           (26,697)         (10,328)     (220,063)
  Net loan activity......        (9,711)        (1,844)         --                 (121,657)          (7,778)     (185,856)
  Cost of insurance......      (655,810)      (257,980)         (268,254)          (325,903)        (516,665)   (2,564,436)
                            -----------     ----------        ----------         ----------      -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     1,579,267        317,667         1,377,456            395,131          602,998     1,472,264
                            -----------     ----------        ----------         ----------      -----------   -----------
  Net increase (decrease)
   in net assets.........       392,662       (425,150)        1,187,244           (296,794)        (715,043)   (5,024,295)
NET ASSETS:
  Beginning of period....     5,884,191      2,101,682         1,333,523          2,597,734        4,198,561    22,620,155
                            -----------     ----------        ----------         ----------      -----------   -----------
  End of period..........   $ 6,276,853     $1,676,532        $2,520,767         $2,300,940      $ 3,483,518   $17,595,860
                            ===========     ==========        ==========         ==========      ===========   ===========

                                VAN KAMPEN
                           LIFE INVESTMENT TRUST
                             GROWTH AND INCOME
                                 PORTFOLIO
                              SUB-ACCOUNT (1)
                           ---------------------
OPERATIONS:
  Net investment income
   (loss)................       -- $
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........            (10)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................            (58)
                                   -----
  Net increase (decrease)
   in net assets
   resulting from
   operations............            (68)
                                   -----
UNIT TRANSACTIONS:
  Purchases..............       --
  Net transfers..........          1,084
  Surrenders for benefit
   payments and fees.....              1
  Net loan activity......       --
  Cost of insurance......           (117)
                                   -----
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........            968
                                   -----
  Net increase (decrease)
   in net assets.........            900
NET ASSETS:
  Beginning of period....       --
                                   -----
  End of period..........          $ 900
                                   =====

(1)  From inception, April 1, 2002 to December 31, 2002.

_____________________________________ SA-35 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001

                           AMERICAN FUNDS                  AMERICAN FUNDS
                           GLOBAL GROWTH   AMERICAN FUNDS  GROWTH-INCOME
                                FUND        GROWTH FUND         FUND
                           SUB-ACCOUNT**   SUB-ACCOUNT**   SUB-ACCOUNT**
                           --------------  --------------  --------------
OPERATIONS:
  Net investment
   income................     $  2,786       $    4,359      $   23,192
  Capital gains income...       34,159          249,310         130,073
  Net realized gain
   (loss) on security
   transactions..........       16,936            2,148           2,030
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (61,289)        (179,714)        178,154
                              --------       ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (7,408)          76,103         333,449
                              --------       ----------      ----------
UNIT TRANSACTIONS:
  Purchases..............       62,480          361,481         676,479
  Net transfers..........      782,861        3,714,828       5,903,280
  Surrenders for benefit
   payments and fees.....         (191)          (9,015)         (6,149)
  Net loan activity......           (9)              (8)        --
  Cost of insurance......      (48,860)        (178,363)       (260,622)
                              --------       ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      796,281        3,888,923       6,312,988
                              --------       ----------      ----------
  Net increase (decrease)
   in net assets.........      788,873        3,965,026       6,646,437
NET ASSETS:
  Beginning of period....      --               --              --
                              --------       ----------      ----------
  End of period..........     $788,873       $3,965,026      $6,646,437
                              ========       ==========      ==========

 **  Amounts represent from inception, January 16, 2001 to December 31, 2001

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-36 ____________________________________

                           AMERICAN FUNDS
                            GLOBAL SMALL   FIDELITY VIP   FIDELITY VIP   FIDELITY VIP
                           CAPITALIZATION  ASSET MANAGER  EQUITY-INCOME    OVERSEAS    HARTFORD ADVISERS  HARTFORD BOND
                                FUND         PORTFOLIO        FUND        PORTFOLIO        HLS FUND         HLS FUND
                           SUB-ACCOUNT**    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  -------------  -------------  ------------  -----------------  -------------
OPERATIONS:
  Net investment
   income................     $  1,490      $  116,531     $   127,229    $  136,229      $   831,163      $   448,541
  Capital gains income...       11,825          43,699         357,454       215,330        1,355,052          --
  Net realized gain
   (loss) on security
   transactions..........          (41)           (492)        (26,465)     (107,736)             414           97,321
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       15,592        (274,903)       (850,946)     (965,832)      (3,254,089)         241,342
                              --------      ----------     -----------    ----------      -----------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       28,866        (115,165)       (392,728)     (722,009)      (1,067,460)         787,204
                              --------      ----------     -----------    ----------      -----------      -----------
UNIT TRANSACTIONS:
  Purchases..............      121,633         567,239       2,017,498       842,844        7,378,260        1,783,714
  Net transfers..........      513,222         396,207       1,591,764      (313,174)       7,008,606        3,420,302
  Surrenders for benefit
   payments and fees.....         (559)        (37,845)       (178,539)      (62,026)        (484,869)        (134,210)
  Net loan activity......      --                 (180)        (22,602)          (42)         (29,606)         (43,151)
  Cost of insurance......      (21,235)       (275,055)       (806,438)     (296,179)      (3,100,603)        (921,423)
                              --------      ----------     -----------    ----------      -----------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      613,061         650,366       2,601,683       171,423       10,771,788        4,105,232
                              --------      ----------     -----------    ----------      -----------      -----------
  Net increase (decrease)
   in net assets.........      641,927         535,201       2,208,955      (550,586)       9,704,328        4,892,436
NET ASSETS:
  Beginning of period....      --            2,851,966       6,939,378     3,785,673       23,497,680        8,595,036
                              --------      ----------     -----------    ----------      -----------      -----------
  End of period..........     $641,927      $3,387,167     $ 9,148,333    $3,235,087      $33,202,008      $13,487,472
                              ========      ==========     ===========    ==========      ===========      ===========


                           HARTFORD CAPITAL
                             APPRECIATION
                               HLS FUND
                             SUB-ACCOUNT
                           ----------------
OPERATIONS:
  Net investment
   income................    $    253,646
  Capital gains income...       9,312,557
  Net realized gain
   (loss) on security
   transactions..........         (25,281)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (11,943,271)
                             ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (2,402,349)
                             ------------
UNIT TRANSACTIONS:
  Purchases..............       9,135,295
  Net transfers..........       9,636,152
  Surrenders for benefit
   payments and fees.....        (780,118)
  Net loan activity......         (78,251)
  Cost of insurance......      (3,674,366)
                             ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      14,238,712
                             ------------
  Net increase (decrease)
   in net assets.........      11,836,363
NET ASSETS:
  Beginning of period....      26,317,052
                             ------------
  End of period..........    $ 38,153,415
                             ============

_____________________________________ SA-37 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                           HARTFORD DIVIDEND  HARTFORD GLOBAL  HARTFORD GLOBAL
                              AND GROWTH         ADVISERS          LEADERS
                               HLS FUND          HLS FUND         HLS FUND
                              SUB-ACCOUNT      SUB-ACCOUNT*     SUB-ACCOUNT**
                           -----------------  ---------------  ---------------
OPERATIONS:
  Net investment
   income................     $   285,110        $  6,863         $  4,258
  Capital gains income...         927,971          42,403            2,262
  Net realized gain
   (loss) on security
   transactions..........         (46,393)           (309)           4,123
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (1,725,040)        (86,120)          (5,533)
                              -----------        --------         --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (558,352)        (37,163)           5,110
                              -----------        --------         --------
UNIT TRANSACTIONS:
  Purchases..............       3,572,684         322,753           41,108
  Net transfers..........       4,021,483         198,831          725,355
  Surrenders for benefit
   payments and fees.....        (224,101)         (3,562)            (727)
  Net loan activity......         (85,912)         (1,159)         --
  Cost of insurance......      (1,522,148)        (81,978)         (27,959)
                              -----------        --------         --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       5,762,006         434,885          737,777
                              -----------        --------         --------
  Net increase (decrease)
   in net assets.........       5,203,654         397,722          742,887
NET ASSETS:
  Beginning of period....      13,434,539         540,267          --
                              -----------        --------         --------
  End of period..........     $18,638,193        $937,989         $742,887
                              ===========        ========         ========

  * Formerly Hartford International Advisers HLS Fund Sub-Account. Change effective on May 1, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-38 ____________________________________

                           HARTFORD GLOBAL  HARTFORD GROWTH                  HARTFORD INTERNATIONAL
                             TECHNOLOGY       AND INCOME     HARTFORD INDEX      OPPORTUNITIES       HARTFORD MIDCAP
                              HLS FUND         HLS FUND         HLS FUND            HLS FUND            HLS FUND
                            SUB-ACCOUNT**     SUB-ACCOUNT     SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                           ---------------  ---------------  --------------  ----------------------  ---------------
OPERATIONS:
  Net investment
   income................     $--             $  --           $   376,677         $     8,030          $  --
  Capital gains income...      --                212,233          727,021             895,896            1,399,851
  Net realized gain
   (loss) on security
   transactions..........       (3,461)            5,875          (28,035)            (47,167)             (37,243)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (2,230)         (619,748)      (6,455,826)         (2,193,703)          (1,343,002)
                              --------        ----------      -----------         -----------          -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (5,691)         (401,640)      (5,380,163)         (1,336,944)              19,606
                              --------        ----------      -----------         -----------          -----------
UNIT TRANSACTIONS:
  Purchases..............        7,414         1,297,835        8,966,461           1,712,371            3,126,462
  Net transfers..........      105,489         1,361,334        3,648,524            (200,975)           6,135,844
  Surrenders for benefit
   payments and fees.....         (332)          (92,364)        (548,769)            (69,975)            (143,620)
  Net loan activity......      --                    543         (118,173)            (40,934)              (5,376)
  Cost of insurance......       (7,414)         (613,852)      (3,295,664)           (574,582)          (1,368,776)
                              --------        ----------      -----------         -----------          -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      105,157         1,953,496        8,652,379             825,905            7,744,534
                              --------        ----------      -----------         -----------          -----------
  Net increase (decrease)
   in net assets.........       99,466         1,551,856        3,272,216            (511,039)           7,764,140
NET ASSETS:
  Beginning of period....      --              4,644,117       39,200,322           7,772,702            8,736,101
                              --------        ----------      -----------         -----------          -----------
  End of period..........     $ 99,466        $6,195,973      $42,472,538         $ 7,261,663          $16,500,241
                              ========        ==========      ===========         ===========          ===========

                           HARTFORD MONEY  HARTFORD MORTGAGE
                               MARKET         SECURITIES
                              HLS FUND         HLS FUND
                            SUB-ACCOUNT       SUB-ACCOUNT
                           --------------  -----------------
OPERATIONS:
  Net investment
   income................   $ 1,568,860       $   75,754
  Capital gains income...           502         --
  Net realized gain
   (loss) on security
   transactions..........       --                  (214)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       --                28,970
                            -----------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     1,569,362          104,510
                            -----------       ----------
UNIT TRANSACTIONS:
  Purchases..............    92,197,494          526,298
  Net transfers..........   (67,114,244)         783,818
  Surrenders for benefit
   payments and fees.....    (1,173,801)         (14,776)
  Net loan activity......      (996,064)        --
  Cost of insurance......    (5,996,606)        (115,830)
                            -----------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    16,916,779        1,179,510
                            -----------       ----------
  Net increase (decrease)
   in net assets.........    18,486,141        1,284,020
NET ASSETS:
  Beginning of period....    32,538,198        1,179,318
                            -----------       ----------
  End of period..........   $51,024,339       $2,463,338
                            ===========       ==========

_____________________________________ SA-39 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                           HARTFORD SMALL                   PUTNAM VT
                              COMPANY      HARTFORD STOCK  DIVERSIFIED
                              HLS FUND        HLS FUND     INCOME FUND
                            SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           --------------  --------------  -----------
OPERATIONS:
  Net investment
   income................    $  --          $   331,416     $ 54,732
  Capital gains income...       395,902       3,034,077       --
  Net realized gain
   (loss) on security
   transactions..........        (2,210)       (218,565)       4,864
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (917,333)     (8,412,492)     (27,920)
                             ----------     -----------     --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (523,641)     (5,265,564)      31,676
                             ----------     -----------     --------
UNIT TRANSACTIONS:
  Purchases..............     1,805,552      11,577,626       88,893
  Net transfers..........     3,425,158       4,127,374       68,400
  Surrenders for benefit
   payments and fees.....       (64,616)     (1,036,941)     (85,147)
  Net loan activity......        (5,902)        (70,319)      --
  Cost of insurance......      (596,671)     (4,324,685)     (82,246)
                             ----------     -----------     --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     4,563,521      10,273,055      (10,100)
                             ----------     -----------     --------
  Net increase (decrease)
   in net assets.........     4,039,880       5,007,491       21,576
NET ASSETS:
  Beginning of period....     3,778,226      36,629,666      829,717
                             ----------     -----------     --------
  End of period..........    $7,818,106     $41,637,157     $851,293
                             ==========     ===========     ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-40 ____________________________________

                            PUTNAM VT                                                                             PUTNAM VT
                           GLOBAL ASSET    PUTNAM VT     PUTNAM VT      PUTNAM VT      PUTNAM VT                INTERNATIONAL
                            ALLOCATION   GLOBAL GROWTH  GROWTH AND   HEALTH SCIENCES  HIGH YIELD    PUTNAM VT    GROWTH AND
                               FUND          FUND       INCOME FUND       FUND           FUND      INCOME FUND   INCOME FUND
                           SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -------------  -----------  ---------------  -----------  -----------  -------------
OPERATIONS:
  Net investment
   income................   $   15,756    $   --        $   340,932    $    1,160     $  478,029   $  320,383     $   38,473
  Capital gains income...      148,409      1,644,071       237,993       --              --           --            210,572
  Net realized gain
   (loss) on security
   transactions..........        5,429       (191,944)        5,319       (30,626)         6,504      (70,340)       (85,700)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (283,510)    (3,906,866)   (1,900,611)     (482,619)      (343,597)      (4,417)      (722,076)
                            ----------    -----------   -----------    ----------     ----------   ----------     ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (113,916)    (2,454,739)   (1,316,367)     (512,085)       140,936      245,626       (558,731)
                            ----------    -----------   -----------    ----------     ----------   ----------     ----------
UNIT TRANSACTIONS:
  Purchases..............      287,527      2,339,526     5,025,840       895,050        941,421      564,800        988,006
  Net transfers..........      172,519       (656,567)    1,624,598       578,591         89,615      640,953        (36,506)
  Surrenders for benefit
   payments and fees.....      (12,789)      (196,914)     (668,526)      (55,671)       (36,340)     (40,262)       (14,161)
  Net loan activity......         (805)          (588)      (86,476)       (8,313)        (3,395)      (1,364)           (23)
  Cost of insurance......     (134,814)      (555,138)   (1,968,657)     (372,542)      (368,457)    (301,162)      (309,144)
                            ----------    -----------   -----------    ----------     ----------   ----------     ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      311,638        930,319     3,926,779     1,037,115        622,844      862,965        628,172
                            ----------    -----------   -----------    ----------     ----------   ----------     ----------
  Net increase (decrease)
   in net assets.........      197,722     (1,524,420)    2,610,412       525,030        763,780    1,108,591         69,441
NET ASSETS:
  Beginning of period....    1,413,029      7,026,421    19,542,550     2,409,567      3,279,383    2,914,924      3,129,556
                            ----------    -----------   -----------    ----------     ----------   ----------     ----------
  End of period..........   $1,610,751    $ 5,502,001   $22,152,962    $2,934,597     $4,043,163   $4,023,515     $3,198,997
                            ==========    ===========   ===========    ==========     ==========   ==========     ==========

_____________________________________ SA-41 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                                              PUTNAM VT
                             PUTNAM VT      INTERNATIONAL                     PUTNAM VT
                           INTERNATIONAL  NEW OPPORTUNITIES    PUTNAM VT     MONEY MARKET
                            GROWTH FUND         FUND         INVESTORS FUND      FUND
                            SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -----------------  --------------  ------------
OPERATIONS:
  Net investment
   income................   $    26,238      $  --            $     4,076     $   70,194
  Capital gains income...       821,337         --                --             --
  Net realized gain
   (loss) on security
   transactions..........        39,722          (64,894)           4,224        --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (2,559,524)        (513,581)      (1,336,454)       --
                            -----------      -----------      -----------     ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (1,672,227)        (578,475)      (1,328,154)        70,194
                            -----------      -----------      -----------     ----------
UNIT TRANSACTIONS:
  Purchases..............     2,674,827          719,752        2,033,255        144,181
  Net transfers..........     2,221,571       (1,193,487)        (261,991)      (470,771)
  Surrenders for benefit
   payments and fees.....       (80,963)          (7,180)         (78,103)       (10,443)
  Net loan activity......       (43,054)            (184)         --                (200)
  Cost of insurance......      (923,015)        (283,237)        (569,777)      (174,647)
                            -----------      -----------      -----------     ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     3,849,366         (764,336)       1,123,384       (511,880)
                            -----------      -----------      -----------     ----------
  Net increase (decrease)
   in net assets.........     2,177,139       (1,342,811)        (204,770)      (441,686)
NET ASSETS:
  Beginning of period....     6,404,126        2,916,581        4,832,266      1,789,873
                            -----------      -----------      -----------     ----------
  End of period..........   $ 8,581,265      $ 1,573,770      $ 4,627,496     $1,348,187
                            ===========      ===========      ===========     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-42 ____________________________________

                                                              PUTNAM VT
                               PUTNAM VT       PUTNAM VT        OTC &           PUTNAM VT         PUTNAM VT
                           NEW OPPORTUNITIES   NEW VALUE   EMERGING GROWTH  THE GEORGE PUTNAM  UTILITIES GROWTH   PUTNAM VT
                                 FUND            FUND           FUND         FUND OF BOSTON    AND INCOME FUND   VISTA FUND
                              SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT
                           -----------------  -----------  ---------------  -----------------  ----------------  -----------
OPERATIONS:
  Net investment
   income................     $  --           $   38,146     $  --             $   30,603         $   70,922     $   --
  Capital gains income...       1,507,938        102,638        --               --                  119,990        296,866
  Net realized gain
   (loss) on security
   transactions..........           1,207        (27,649)       (50,382)           (4,898)           (45,949)        (5,828)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (4,520,485)         3,872       (900,367)          (18,573)          (809,724)    (1,303,955)
                              -----------     ----------     ----------        ----------         ----------     ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (3,011,340)       117,007       (950,749)            7,132           (664,761)    (1,012,917)
                              -----------     ----------     ----------        ----------         ----------     ----------
UNIT TRANSACTIONS:
  Purchases..............       3,740,593      1,626,512      1,069,901           376,940            591,903      1,010,708
  Net transfers..........         697,495      1,574,798        553,347          (274,491)           (85,231)     2,157,288
  Surrenders for benefit
   payments and fees.....        (244,939)       (19,534)       (35,086)          (21,193)           (30,572)       (34,888)
  Net loan activity......           8,003            (67)        (4,608)          (21,776)           (50,632)          (127)
  Cost of insurance......      (1,127,144)      (491,785)      (251,395)         (161,108)          (259,874)      (390,038)
                              -----------     ----------     ----------        ----------         ----------     ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       3,074,008      2,689,924      1,332,159          (101,628)           165,594      2,742,943
                              -----------     ----------     ----------        ----------         ----------     ----------
  Net increase (decrease)
   in net assets.........          62,668      2,806,931        381,410           (94,496)          (499,167)     1,730,026
NET ASSETS:
  Beginning of period....       8,939,997      3,077,260      1,720,272         1,428,019          3,096,901      2,468,535
                              -----------     ----------     ----------        ----------         ----------     ----------
  End of period..........     $ 9,002,665     $5,884,191     $2,101,682        $1,333,523         $2,597,734     $4,198,561
                              ===========     ==========     ==========        ==========         ==========     ==========


                            PUTNAM VT
                           VOYAGER FUND
                           SUB-ACCOUNT
                           ------------
OPERATIONS:
  Net investment
   income................  $    23,677
  Capital gains income...    4,833,607
  Net realized gain
   (loss) on security
   transactions..........       (5,677)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................  (10,124,085)
                           -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   (5,272,478)
                           -----------
UNIT TRANSACTIONS:
  Purchases..............    6,896,404
  Net transfers..........    2,812,557
  Surrenders for benefit
   payments and fees.....     (543,150)
  Net loan activity......       (6,149)
  Cost of insurance......   (2,317,235)
                           -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    6,842,427
                           -----------
  Net increase (decrease)
   in net assets.........    1,569,949
NET ASSETS:
  Beginning of period....   21,050,206
                           -----------
  End of period..........  $22,620,155
                           ===========

_____________________________________ SA-43 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2002

 1.  ORGANIZATION:

    Separate Account VL II ("the Account") is a separate investment account within Hartford Life and Annuity Insurance Company ("the Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life policyholders of the Company in various mutual funds ("the Funds") as directed by the policyholders.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America and in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and loses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2002.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    DEDUCTIONS AND CHARGES FROM THE ACCOUNT VALUE--On the policy date and on each subsequent monthly activity date, the Company will deduct from the Account an amount to cover mortality and expense risk charges, cost of insurance, administrative charges and any other benefits provided by the rider. These charges, which may vary from month to month in accordance which the terms of the contracts, are deducted through termination of units of interest from applicable policyholders' accounts.

_____________________________________ SA-44 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002
 4.  PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2002 were as follows:

                                             SUM OF        SUM OF
                                           PURCHASES      PROCEEDS
FUND                                        AT COST      FROM SALES
----                                      ------------  ------------
American Funds Global Growth Fund.......  $  1,450,535  $     86,755
American Funds Growth Fund..............     7,402,349     1,126,578
American Funds Growth-Income Fund.......    10,549,964       749,511
American Funds Global Small
 Capitalization Fund....................       896,817       131,889
Fidelity VIP Asset Manager Portfolio....     1,413,994       947,349
Fidelity VIP Equity-Income Fund.........     4,381,859       795,258
Fidelity VIP Overseas Portfolio.........    13,842,774    13,454,538
Mutual Shares Securities Fund...........         1,084           120
Templeton Growth Securities Fund........         2,168           228
Hartford Advisers HLS Fund..............    10,588,665     1,814,617
Hartford Bond HLS Fund..................    10,522,929     1,780,166
Hartford Capital Appreciation HLS
 Fund...................................    12,563,323     2,761,810
Hartford Dividend and Growth HLS Fund...    10,913,692     5,318,530
Hartford Global Advisers HLS Fund.......       687,185       175,505
Hartford Global Leaders HLS Fund........     1,177,347     1,202,818
Hartford Global Technology HLS Fund.....       131,255        44,637
Hartford Growth and Income HLS Fund.....     1,744,809     1,173,330
Hartford Index HLS Fund.................    12,179,221     3,825,120
Hartford International Opportunities HLS
 Fund...................................     8,544,499     8,902,637
Hartford MidCap HLS Fund................    10,943,788     4,216,001
Hartford Money Market HLS Fund..........    99,765,862    94,637,724
Hartford Mortgage Securities HLS Fund...     3,275,559       729,551
Hartford Small Company HLS Fund.........     4,793,085     2,791,150
Hartford Stock HLS Fund.................     9,167,792     4,314,080
Universal Institutional Funds, Inc. Core
 Plus Fixed Income Portfolio............         1,683           191
Universal Institutional Funds, Inc.
 Technology Portfolio...................           542            56
Universal Institutional Funds, Inc. High
 Yield Portfolio........................           591            64
Universal Institutional Funds, Inc.
 Mid-Cap Value Portfolio................         1,084           115
Morgan Stanley Select Dimensions Money
 Market Portfolio.......................        98,651        11,415
Morgan Stanley Select Dimensions
 Value-Added Market Portfolio...........         1,084           116
Putnam VT Diversified Income Fund.......     2,743,481     1,006,311
Putnam VT Global Asset Allocation
 Fund...................................       802,406       333,690
Putnam VT Global Equity Fund............       958,100       722,834
Putnam VT Growth and Income Fund........     5,535,651     4,720,549
Putnam VT Health Sciences Fund..........     1,293,001       828,470
Putnam VT High Yield Fund...............     3,087,275       670,819
Putnam VT Income Fund...................     4,414,047     2,598,571
Putnam VT International Growth and
 Income Fund............................     9,410,592     8,129,024
Putnam VT International Growth Fund.....    26,746,934    24,439,876

_____________________________________ SA-45 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002

                                             SUM OF        SUM OF
                                           PURCHASES      PROCEEDS
FUND                                        AT COST      FROM SALES
----                                      ------------  ------------
Putnam VT International New
 Opportunities Fund.....................  $  9,027,550  $  9,039,931
Putnam VT Investors Fund................     2,202,853     1,806,282
Putnam VT Money Market Fund.............     1,800,527     1,402,996
Putnam VT New Opportunities Fund........     2,757,200     1,542,490
Putnam VT New Value Fund................     5,336,205     3,486,812
Putnam VT OTC & Emerging Growth Fund....     2,626,970     2,309,333
Putnam VT The George Putnam Fund of
 Boston.................................     1,781,830       363,309
Putnam VT Utilities Growth and Income
 Fund...................................       956,197       479,229
Putnam VT Vista Fund....................     1,294,630       691,600
Putnam VT Voyager Fund..................     4,710,734     3,062,070
Van Kampen Life Investment Trust Growth
 and Income Portfolio...................         1,084           116
                                          ------------  ------------
                                          $324,531,457  $218,626,171
                                          ============  ============

 5.  CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2002 was as follows:

                                                                  NET
                                        UNITS        UNITS      INCREASE
FUND                                   ISSUED      REDEEMED    (DECREASE)
----                                 -----------  -----------  ----------
American Funds Global Growth
 Fund..............................    2,151,598      323,267   1,828,331
American Funds Growth Fund.........   12,939,547    3,462,813   9,476,734
American Funds Growth-Income
 Fund..............................   13,766,065    2,905,582  10,860,483
American Funds Global Small
 Capitalization Fund...............    1,177,051      235,836     941,215
Fidelity VIP Asset Manager
 Portfolio.........................      909,895      709,361     200,534
Fidelity VIP Equity-Income Fund....    2,770,323    1,045,065   1,725,258
Fidelity VIP Overseas Portfolio....   10,766,915   10,390,400     376,515
Mutual Shares Securities Fund......          121           14         107
Templeton Growth Securities Fund...          248           29         219
Hartford Advisers HLS Fund.........    6,250,743    2,980,049   3,270,694
Hartford Bond HLS Fund.............    6,680,129    2,396,312   4,283,817
Hartford Capital Appreciation HLS
 Fund..............................    6,147,782    3,142,203   3,005,579
Hartford Dividend and Growth HLS
 Fund..............................    5,529,006    3,752,484   1,776,522
Hartford Global Advisers HLS
 Fund..............................      746,548      254,851     491,697
Hartford Global Leaders HLS Fund...    1,711,234    1,808,982     (97,748)
Hartford Global Technology HLS
 Fund..............................      243,727       77,237     166,490
Hartford Growth and Income HLS
 Fund..............................    2,345,068    1,834,816     510,252
Hartford Index HLS Fund............    6,055,940    3,597,305   2,458,635
Hartford International
 Opportunities HLS Fund............    5,970,854    6,169,489    (198,635)
Hartford MidCap HLS Fund...........    7,390,793    3,906,285   3,484,508
Hartford Money Market HLS Fund.....  105,192,200  102,328,230   2,863,970
Hartford Mortgage Securities HLS
 Fund..............................    2,001,427      668,334   1,333,093
Hartford Small Company HLS Fund....    5,258,840    3,416,358   1,842,482

_____________________________________ SA-46 ____________________________________

                                                                  NET
                                        UNITS        UNITS      INCREASE
FUND                                   ISSUED      REDEEMED    (DECREASE)
----                                 -----------  -----------  ----------
Hartford Stock HLS Fund............    5,814,351    4,236,089   1,578,262
Universal Institutional
 Funds, Inc. Core Plus Fixed Income
 Portfolio.........................          155           18         137
Universal Institutional
 Funds, Inc. Technology
 Portfolio.........................           89           10          79
Universal Institutional
 Funds, Inc. High Yield
 Portfolio.........................           60            7          53
Universal Institutional
 Funds, Inc. Mid-Cap Value
 Portfolio.........................          142           16         126
Morgan Stanley Select Dimensions
 Money Market Portfolio............       10,086        1,429       8,657
Morgan Stanley Select Dimensions
 Value-Added Market Portfolio......          127           15         112
Putnam VT Diversified Income
 Fund..............................      204,213       86,457     117,756
Putnam VT Global Asset Allocation
 Fund..............................       45,938       22,522      23,416
Putnam VT Global Equity Fund.......       93,559       81,765      11,794
Putnam VT Growth and Income Fund...      329,469      321,929       7,540
Putnam VT Health Sciences Fund.....      160,171      119,772      40,399
Putnam VT High Yield Fund..........      191,571       67,974     123,597
Putnam VT Income Fund..............      271,648      178,840      92,808
Putnam VT International Growth and
 Income Fund.......................    1,062,854      910,790     152,064
Putnam VT International Growth
 Fund..............................    2,781,322    2,574,895     206,427
Putnam VT International New
 Opportunities Fund................    1,079,407    1,073,765       5,642
Putnam VT Investors Fund...........      398,848      344,409      54,439
Putnam VT Money Market Fund........    1,272,130    1,023,540     248,590
Putnam VT New Opportunities Fund...      261,291      198,467      62,824
Putnam VT New Value Fund...........      480,353      366,420     113,933
Putnam VT OTC & Emerging Growth
 Fund..............................      559,915      503,653      56,262
Putnam VT The George Putnam Fund of
 Boston............................      175,687       53,891     121,796
Putnam VT Utilities Growth and
 Income Fund.......................       65,343       43,853      21,490
Putnam VT Vista Fund...............      218,878      141,315      77,563
Putnam VT Voyager Fund.............      319,080      276,375      42,705
Van Kampen Life Investment Trust
 Growth and Income Portfolio.......          125           15         110

_____________________________________ SA-47 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002

 6.  FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each sub-account has outstanding units.

                                                                                     INVESTMENT
                                                  UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                     UNITS     FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   ----------  -----------  --------------  -------  ----------  -----------
AMERICAN FUNDS GLOBAL GROWTH FUND
  2002  Lowest contract charges     2,777,873  $ 0.709176    $ 1,970,001      --          0.83%      (14.64)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges       949,542    0.830793        788,873      --          0.65%      (16.92)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
AMERICAN FUNDS GROWTH FUND
  2002  Lowest contract charges    14,482,130    0.598421      8,666,411      --          0.05%      (24.45)%
        Highest contract charges          184    7.523911          1,387      --          0.07%      (24.76)%
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges     5,005,581    0.792121      3,965,026      --          0.31%      (20.79)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
AMERICAN FUNDS GROWTH-INCOME FUND
  2002  Lowest contract charges    17,486,908    0.819043     14,322,529      --          1.41%      (18.34)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges     6,626,425    1.003020      6,646,437      --          1.00%        0.30%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND
  2002  Lowest contract charges     1,678,833    0.704466      1,182,681      --          0.70%      (19.05)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges       737,617    0.870271        641,927      --          0.59%      (12.97)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
FIDELITY VIP ASSET MANAGER PORTFOLIO
  2002  Lowest contract charges     2,089,913    1.636274      3,419,670      --          3.75%       (8.73)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges     1,889,379    1.792741      3,387,167      --          3.73%       (4.09)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
FIDELITY VIP EQUITY-INCOME FUND
  2002  Lowest contract charges     5,986,902    1.782890     10,673,988      --          1.54%      (16.95)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges     4,261,643    2.146668      9,148,333      --          1.59%       (4.96)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --

_____________________________________ SA-48 ____________________________________

                                                                                     INVESTMENT
                                                  UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                     UNITS     FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   ----------  -----------  --------------  -------  ----------  -----------
FIDELITY VIP OVERSEAS PORTFOLIO
  2002  Lowest contract charges     2,702,585  $ 1.108757    $ 2,996,510      --          0.68%      (20.28)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges     2,326,070    1.390795      3,235,087      --          4.29%      (21.17)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
MUTUAL SHARES SECURITIES FUND
  2002  Lowest contract charges           107    8.628238            920      --        --           (13.72)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges        --          --            --           --        --           --
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
TEMPLETON GROWTH SECURITIES FUND
  2002  Lowest contract charges           219    7.886125          1,725      --        --           (21.14)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges        --          --            --           --        --           --
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
HARTFORD ADVISERS HLS FUND
  2002  Lowest contract charges    16,340,396    2.190023     35,785,844      --          3.06%      (13.79)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges    13,069,701    2.540380     33,202,008      --          2.96%       (4.64)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
HARTFORD BOND HLS FUND
  2002  Lowest contract charges    11,898,226    1.949909     23,200,458      --          3.94%       10.08%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges     7,614,409    1.771309     13,487,472      --          4.47%        8.68%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
HARTFORD CAPITAL APPRECIATION HLS FUND
  2002  Lowest contract charges    13,685,122    2.868780     39,259,605      --          0.69%      (19.70)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges    10,679,543    3.572570     38,153,415      --          0.76%       (6.94)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --

_____________________________________ SA-49 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002

                                                                                     INVESTMENT
                                                  UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                     UNITS     FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   ----------  -----------  --------------  -------  ----------  -----------
HARTFORD DIVIDEND AND GROWTH HLS FUND
  2002  Lowest contract charges     8,920,217  $ 2.237882    $19,962,394      --          1.61%      (14.23)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges     7,143,695    2.609041     18,638,193      --          1.90%       (4.04)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
HARTFORD GLOBAL ADVISERS HLS FUND
  2002  Lowest contract charges     1,355,295    0.988953      1,340,323      --          0.05%       (8.95)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges       863,598    1.086141        937,989      --          0.96%       (6.25)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
HARTFORD GLOBAL LEADERS HLS FUND
  2002  Lowest contract charges       777,912    0.682881        531,222      --          0.66%      (19.51)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges       875,661    0.848373        742,887      --          1.32%      (15.16)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  2002  Lowest contract charges       301,422    0.452718        136,459      --        --           (38.59)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges       134,931    0.737165         99,466      --        --           (26.28)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
HARTFORD GROWTH AND INCOME HLS FUND
  2002  Lowest contract charges     5,601,509    0.916970      5,136,415      --          0.40%      (24.65)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges     5,091,257    1.216983      6,195,973      --        --            (8.02)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
HARTFORD INDEX HLS FUND
  2002  Lowest contract charges    17,391,449    2.205769     38,361,520      --          1.17%      (22.45)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges    14,932,815    2.844242     42,472,538      --          0.91%      (12.31)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --

_____________________________________ SA-50 ____________________________________

                                                                                     INVESTMENT
                                                  UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                     UNITS     FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   ----------  -----------  --------------  -------  ----------  -----------
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
  2002  Lowest contract charges     4,337,246  $ 1.313864    $ 5,698,551      --          1.99%      (17.93)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges     4,535,880    1.600938      7,261,663      --          0.12%      (18.73)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
HARTFORD MIDCAP HLS FUND
  2002  Lowest contract charges    11,631,447    1.737334     20,207,709      --          0.13%      (14.22)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges     8,146,939    2.025330     16,500,241      --        --            (3.62)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
HARTFORD MONEY MARKET HLS FUND
  2002  Lowest contract charges    36,710,827    1.529607     56,153,138      --          1.44%        1.47%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges    33,846,856    1.507506     51,024,339      --          3.58%        3.87%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
HARTFORD MORTGAGE SECURITIES HLS FUND
  2002  Lowest contract charges     2,754,424    1.874447      5,163,021      --          3.39%        8.15%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges     1,421,331    1.733120      2,463,338      --          4.58%        7.50%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
HARTFORD SMALL COMPANY HLS FUND
  2002  Lowest contract charges     7,767,974    0.920563      7,150,910      --        --           (30.23)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges     5,925,492    1.319402      7,818,106      --        --           (14.92)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
HARTFORD STOCK HLS FUND
  2002  Lowest contract charges    15,156,551    2.322928     35,207,576      --          1.05%      (24.25)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges    13,578,289    3.066451     41,637,157      --          0.84%      (12.23)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --

_____________________________________ SA-51 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002

                                                                                     INVESTMENT
                                                  UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                     UNITS     FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   ----------  -----------  --------------  -------  ----------  -----------
UNIVERSAL INSTITUTIONAL FUNDS, INC. CORE PLUS FIXED INCOME PORTFOLIO
  2002  Lowest contract charges           137  $10.732654    $     1,474      --          7.33%        7.09%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges        --          --            --           --        --           --
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
UNIVERSAL INSTITUTIONAL FUNDS, INC. TECHNOLOGY PORTFOLIO
  2002  Lowest contract charges            79    5.588233            440      --        --           (44.12)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges        --          --            --           --        --           --
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
UNIVERSAL INSTITUTIONAL FUNDS, INC. HIGH YIELD PORTFOLIO
  2002  Lowest contract charges            53    9.541983            503      --         20.10%       (4.58)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges        --          --            --           --        --           --
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
UNIVERSAL INSTITUTIONAL FUNDS, INC. MID-CAP VALUE PORTFOLIO
  2002  Lowest contract charges           125    7.129259            891      --        --           (28.71)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges        --          --            --           --        --           --
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
MORGAN STANLEY SELECT DIMENSIONS MONEY MARKET PORTFOLIO
  2002  Lowest contract charges         8,657   10.077497         87,236      --          0.59%        0.78%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges        --          --            --           --        --           --
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
MORGAN STANLEY SELECT DIMENSIONS VALUE-ADDED MARKET PORTFOLIO
  2002  Lowest contract charges           112    7.989207            897      --        --           (20.11)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges        --          --            --           --        --           --
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --

_____________________________________ SA-52 ____________________________________

                                                                                     INVESTMENT
                                                  UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                     UNITS     FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   ----------  -----------  --------------  -------  ----------  -----------
PUTNAM VT DIVERSIFIED INCOME FUND
  2002  Lowest contract charges       180,764  $14.348324    $ 2,593,654      --          4.32%        6.20%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges        63,007   13.510984        851,293      --          6.78%        3.82%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
  2002  Lowest contract charges       102,899   17.760045      1,827,486      --          1.79%      (12.36)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges        79,483   20.265402      1,610,751      --          1.06%       (8.35)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
PUTNAM VT GLOBAL EQUITY FUND
  2002  Lowest contract charges       297,584   14.985684      4,459,494      --          0.30%      (22.16)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges       285,789   19.251979      5,502,001      --        --           (29.66)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
PUTNAM VT GROWTH AND INCOME FUND
  2002  Lowest contract charges       849,943   21.356598     18,151,885      --          2.33%      (18.79)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges       842,402   26.297364     22,152,962      --          1.60%       (6.16)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
PUTNAM VT HEALTH SCIENCES FUND
  2002  Lowest contract charges       283,075    9.649126      2,731,424      --          0.07%      (20.21)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges       242,676   12.092641      2,934,597      --          0.04%      (19.53)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
PUTNAM VT HIGH YIELD FUND
  2002  Lowest contract charges       381,287   15.605782      5,950,278      --         11.21%       (0.54)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges       257,689   15.690083      4,043,163      --         12.92%        3.87%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --

_____________________________________ SA-53 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002

                                                                                     INVESTMENT
                                                  UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                     UNITS     FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   ----------  -----------  --------------  -------  ----------  -----------
PUTNAM VT INCOME FUND
  2002  Lowest contract charges       333,366  $18.079459    $ 6,027,077      --          4.11%        8.09%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges       240,559   16.725709      4,023,515      --          8.24%        7.53%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND
  2002  Lowest contract charges       478,988    8.447396      4,046,199      --          0.63%      (13.67)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges       326,924    9.785153      3,198,997      --          1.37%      (20.67)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
PUTNAM VT INTERNATIONAL GROWTH FUND
  2002  Lowest contract charges     1,026,037    9.315833      9,558,393      --          0.95%      (17.52)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges       759,789   11.294275      8,581,265      --          0.33%      (20.41)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND
  2002  Lowest contract charges       186,675    7.523083      1,404,375      --          0.89%      (13.46)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges       181,034    8.693232      1,573,770      --        --           (28.52)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
PUTNAM VT INVESTORS FUND
  2002  Lowest contract charges       571,679    6.827953      3,903,397      --          0.41%      (23.68)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges       517,240    8.946510      4,627,496      --          0.09%      (24.61)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
PUTNAM VT MONEY MARKET FUND
  2002  Lowest contract charges     1,148,361    1.520209      1,745,748      --          1.43%        1.46%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges       899,771    1.498367      1,348,187      --          3.94%        4.00%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --

_____________________________________ SA-54 ____________________________________

                                                                                     INVESTMENT
                                                  UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                     UNITS     FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   ----------  -----------  --------------  -------  ----------  -----------
PUTNAM VT NEW OPPORTUNITIES FUND
  2002  Lowest contract charges       514,552  $13.891974    $ 7,148,145      --        --           (30.29)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges       451,728   19.929373      9,002,665      --        --           (29.99)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
PUTNAM VT NEW VALUE FUND
  2002  Lowest contract charges       549,686   11.418982      6,276,853      --          4.27%      (15.44)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges       435,752   13.503535      5,884,191      --          0.87%        3.61%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
PUTNAM VT OTC & EMERGING GROWTH FUND
  2002  Lowest contract charges       379,358    4.419389      1,676,532      --        --           (32.06)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges       323,096    6.504819      2,101,682      --        --           (45.57)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
  2002  Lowest contract charges       235,897   10.685893      2,520,767      --          2.07%       (8.57)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges       114,102   11.687147      1,333,523      --          1.92%        0.74%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
PUTNAM VT UTILITIES GROWTH AND INCOME FUND
  2002  Lowest contract charges       153,420   14.997690      2,300,940      --          3.46%      (23.83)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges       131,929   19.690377      2,597,734      --          2.83%      (22.15)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
PUTNAM VT VISTA FUND
  2002  Lowest contract charges       482,163    7.224769      3,483,518      --        --           (30.38)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges       404,600   10.377065      4,198,561      --        --           (33.40)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --

_____________________________________ SA-55 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002

                                                                                     INVESTMENT
                                                  UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                     UNITS     FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   ----------  -----------  --------------  -------  ----------  -----------
PUTNAM VT VOYAGER FUND
  2002  Lowest contract charges       805,463  $21.845647    $17,595,860      --          0.86%      (26.34)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges       762,757   29.655765     22,620,155      --          0.11%      (22.24)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO
  2002  Lowest contract charges           110    8.162730            900      --        --           (18.37)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges        --          --            --           --        --           --
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --

  * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
  #  Rounded unit values.

_____________________________________ SA-56 ____________________________________

                          INDEPENDENT AUDITORS' REPORT
                     -------------------------------------

To the Board of Directors
of Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statutory basis balance sheet of Hartford Life and Annuity Insurance Company ("the Company") as of December 31, 2002, and the related statutory basis statements of operations, changes in capital and surplus, and of cash flows for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit. The statutory balance sheet of the Company for the year ended December 31, 2001 and the related statutory statements of operations, changes in capital and surplus, and of cash flows for the two years then ended were audited by other auditors whose report, dated Janauary 28, 2002, expressed an unqualified opinion on those statements and included an explanatory paragraph regarding the adoption of codification, as discussed in Note 2 to the financial statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

As described in Note 2, the accompanying financial statements were prepared in conformity with the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, which is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America are described in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, the financial position of Hartford Life and Annuity Insurance Company as of December 31, 2002, or the results of its operations or its cash flows for the year then ended in conformity with accounting principles generally accepted in the United States of America.

In our opinion, such financial statements present fairly, in all material respects, the balance sheet of Hartford Life and Annuity Insurance Company as of December 31, 2002, and the results of its operations and its cash flows for the year then ended, on the basis of accounting described in Note 2.

As discussed in Note 2 to the statutory financial statements, the Company effective January 1, 2001 adopted certain statutory accounting practices as a result of the State of Connecticut Insurance Department's adoption of the National Association of Insurance Commissioners' Accounting Practices and Procedures Manual.

Deloitte & Touche LLP
Hartford, Connecticut
March 26, 2003

                     THIS IS A COPY OF A PREVIOUSLY ISSUED
                        ANDERSEN REPORT AND THIS REPORT
                       HAS NOT BEEN REISSUED BY ANDERSEN.

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
              ----------------------------------------------------

To the Board of Directors of
Hartford Life and Annuity Insurance Company:

We have audited the accompanying balance sheets of Hartford Life and Annuity Insurance Company (a Connecticut Corporation and wholly-owned subsidiary of Hartford Life Insurance Company) (the Company) as of December 31, 2001 and 2000, and the related statements of operations, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 2001. These financial statements and the schedules referred to below are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2, these financial statements were prepared using the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, which practices differs from accounting principles generally accepted in the United States.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Hartford Life and Annuity Insurance Company as of December 31, 2001 and 2000, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2001. Furthermore, in our opinion, the supplemental data included in Note 2 reconciling income and capital and surplus as shown in the financial statements to income and stockholder's equity as determined in conformity with accounting principles generally accepted in the United States, present fairly, in all material respects, the information shown therein.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of Hartford Life and Annuity Insurance Company as of December 31, 2001 and 2000, and the results of its operations and the changes in its capital and surplus for each of the three years in the period ended December 31, 2001 in conformity with accounting practices prescribed or permitted by the Insurance Department in the State of Connecticut.

As explained in Note 2 to the financial statements, effective January 1, 2001, the Company changed its method of accounting to that prescribed in the codified National Association of Insurance Commissioners' Statements of Statutory Accounting Principles and related interpretations prescribed by the Insurance Department of the State of Connecticut.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedule of selected financial data, the summary investment schedule and the schedule of investment risks interrogatories, as of and for the year ended December 31, 2001, are presented for purposes of additional analysis and are not a required part of the basic financial statements. This information has been subjected to the auditing procedures applied in our audits of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.

ARTHUR ANDERSEN LLP

Hartford, Connecticut
January 28, 2002

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 BALANCE SHEETS
                               (STATUTORY BASIS)
                (AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

                                                         AS OF DECEMBER 31,
 ------------------------------------------------------------------------------
                                                         2002          2001
 ------------------------------------------------------------------------------
 ASSETS
   Bonds                                              $ 4,928,629   $ 2,639,950
   Common and Preferred Stocks                             17,393        16,753
   Mortgage Loans                                         137,595       180,043
   Real Estate                                             25,312        24,614
   Policy Loans                                           266,756       250,220
   Cash and Short-Term Investments                        485,025       421,764
   Other Invested Assets                                   16,950        39,622
 ------------------------------------------------------------------------------
                     TOTAL CASH AND INVESTED ASSETS     5,877,660     3,572,966
 ------------------------------------------------------------------------------
   Investment Income Due and Accrued                       64,019        48,172
   Federal Income Taxes Recoverable                        33,035       157,532
   Deferred Tax Asset                                      29,910        54,720
   Other Assets                                           433,080        98,497
   Separate Account Assets                             35,919,868    41,945,545
 ------------------------------------------------------------------------------
                                       TOTAL ASSETS   $42,357,572   $45,877,432
 ------------------------------------------------------------------------------
 LIABILITIES
   Aggregate Reserves for Life and Accident and
    Health Policies                                   $ 6,131,338   $ 4,346,336
   Liability for Deposit Type Contracts                    59,240        42,394
   Policy and Contract Claim Liabilities                   33,856        30,507
   Asset Valuation Reserve                                    270            --
   Payable to Affiliates                                   26,707        32,072
   Accrued Expense Allowances and Other Amounts Due
    From Separate Accounts                             (1,227,985)   (1,485,727)
   Other Liabilities                                      826,009       295,090
   Separate Account Liabilities                        35,919,868    41,945,545
 ------------------------------------------------------------------------------
                                  TOTAL LIABILITIES    41,769,303    45,206,217
 ------------------------------------------------------------------------------
 CAPITAL AND SURPLUS
   Common Stock -- 3,000 Shares Authorized, 2,000
    Shares Issued and Outstanding                           2,500         2,500
   Gross Paid-In and Contributed Surplus                1,221,883       986,883
   Unassigned Funds                                      (636,114)     (318,168)
 ------------------------------------------------------------------------------
                          TOTAL CAPITAL AND SURPLUS       588,269       671,215
 ------------------------------------------------------------------------------
             TOTAL LIABILITIES, CAPITAL AND SURPLUS   $42,357,572   $45,877,432
 ------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                (AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

                                                        FOR THE YEARS ENDED DECEMBER 31,
 ------------------------------------------------------------------------------------------
                                                         2002         2001          2000
 ------------------------------------------------------------------------------------------
 REVENUES
   Premiums and Annuity Considerations                $4,626,830   $12,741,782   $  772,847
   Considerations for Supplementary Contracts with
    Life Contingencies                                       123        33,695           31
   Annuity and Other Fund Deposits                            --            --    4,201,953
   Net Investment Income                                 241,414       188,799      107,937
   Commissions and Expense Allowances on
    Reinsurance Ceded                                    197,594        78,607      121,671
   Reserve Adjustment on Reinsurance Ceded             3,403,682       600,569    1,287,942
   Fee Income                                            829,267       817,436      827,674
   Other Revenues                                         10,367         6,435        2,751
 ------------------------------------------------------------------------------------------
                                     TOTAL REVENUES    9,309,277    14,467,323    7,322,806
 ------------------------------------------------------------------------------------------
 BENEFITS AND EXPENSES
   Death and Annuity Benefits                            215,874       174,288       57,001
   Disability and Other Benefits                          11,926        11,296        5,827
   Surrenders and Other Fund Withdrawals               4,743,944     4,142,327    3,567,723
   Commissions                                           583,605     1,222,698      490,630
   Increase in Aggregate Reserves for Life and
    Accident and Health Policies                       1,785,002     2,147,722       57,316
   Decrease in Liability for Premium and Other
    Deposit Funds                                             --            --     (403,594)
   General Insurance Expenses                            341,349       330,636      253,565
   Net Transfers to Separate Accounts                  2,298,625     2,613,765    3,218,126
   Modified Coinsurance Adjustment on Reinsurance
    Assumed                                             (522,245)    4,591,861           --
   Other Expenses                                         22,715        78,503       26,782
 ------------------------------------------------------------------------------------------
                        TOTAL BENEFITS AND EXPENSES    9,480,795    15,313,096    7,273,376
 ------------------------------------------------------------------------------------------
   Net (Loss) Gain from Operations Before Federal
    Income Tax (Benefit) Expense                        (171,518)     (845,773)      49,430
   Federal Income Tax (Benefit) Expense                   28,712      (196,458)      24,549
 ------------------------------------------------------------------------------------------
                    NET (LOSS) GAIN FROM OPERATIONS     (200,230)     (649,315)      24,881
 ------------------------------------------------------------------------------------------
   Net Realized Capital Losses, after tax                (56,843)      (10,238)      (2,922)
 ------------------------------------------------------------------------------------------
                                  NET (LOSS) INCOME   $ (257,073)  $  (659,553)  $   21,959
 ------------------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                (AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

                                                      FOR THE YEARS ENDED DECEMBER 31,
 --------------------------------------------------------------------------------------
                                                         2002        2001        2000
 --------------------------------------------------------------------------------------
 COMMON STOCK -- 3,000 SHARES AUTHORIZED, 2,000
  SHARES ISSUED AND OUTSTANDING
 --------------------------------------------------------------------------------------
   Balance, Beginning and End of Year                 $    2,500   $   2,500   $  2,500
 --------------------------------------------------------------------------------------
 GROSS PAID-IN AND CONTRIBUTED SURPLUS,
 --------------------------------------------------------------------------------------
   Beginning of Year                                     986,883     226,043    226,043
   Capital Contribution                                  235,000     760,840         --
 --------------------------------------------------------------------------------------
                               BALANCE, END OF YEAR    1,221,883     986,883    226,043
 --------------------------------------------------------------------------------------
 UNASSIGNED FUNDS
   Balance, Beginning of Year                           (318,168)    310,720    294,333

   Net Income                                           (257,073)   (659,553)    21,959
   Change in Net Unrealized Capital (Losses) Gains
    on Common Stocks and Other Invested Assets            (4,421)    (22,085)    (4,653)
   Change in Net Deferred Income Tax                     191,399     209,019         --
   Change in Reserve Valuation Basis                          --     (11,721)     5,711
   Change in Asset Valuation Reserve                        (270)      2,743      2,192
   Change in Non-Admitted Assets                        (210,628)   (154,455)    (3,646)
   Change in Liability for Reinsurance in
    Unauthorized Companies                               (36,953)         (2)        --
   Cummulative Effect of Change in Accounting
    Principles                                                --       7,166         --
   Credit on Reinsurance Ceded                                --          --     (5,176)
 --------------------------------------------------------------------------------------
                               BALANCE, END OF YEAR     (636,114)   (318,168)   310,720
 --------------------------------------------------------------------------------------
 CAPITAL AND SURPLUS,
 --------------------------------------------------------------------------------------
   End of Year                                        $  588,269   $ 671,215   $539,263
 --------------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                (AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

                                            FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------
                                             2002         2001         2000
------------------------------------------------------------------------------
OPERATING ACTIVITIES
  Premiums and Annuity Considerations     $ 4,627,995  $12,732,469  $4,969,266
  Net Investment Income                       242,062      166,707     106,844
  Fee Income                                  829,267      817,436     827,674
  Commissions and Expense Allowances on
   Reinsurance Ceded                        3,601,276      679,177   1,403,553
  Other Income                                  5,771       36,949         179
                                          -----------  -----------  ----------
    Total Income                            9,306,371   14,432,738   7,307,516
                                          -----------  -----------  ----------
  Benefits Paid                             4,795,021    4,289,455   3,628,860
  Federal Income Tax (Recoveries)
   Payments                                  (108,177)     (58,363)     74,791
  Net Transfers to Separate Accounts        2,040,883    2,640,961   3,289,217
  MODCO Adjustment on Reinsurance
   Assumed                                   (522,245)   4,591,861          --
  Other Expenses                              967,922    1,637,963     789,601
                                          -----------  -----------  ----------
    Total Benefits and Expenses             7,173,404   13,101,877   7,782,469
------------------------------------------------------------------------------
         NET CASH PROVIDED BY (USED FOR)
                    OPERATING ACTIVITIES    2,132,967    1,330,861    (474,953)
------------------------------------------------------------------------------
INVESTING ACTIVITIES
  PROCEEDS FROM INVESTMENTS SOLD AND
   MATURED
  Bonds                                     1,623,364    1,286,296     731,046
  Common and Preferred Stocks                      35       14,354         979
  Mortgage Loans                               42,133       57,353      33,304
  Other                                       134,912       12,690       1,718
                                          -----------  -----------  ----------
    Total Investment Proceeds               1,800,444    1,370,693     767,047
                                          -----------  -----------  ----------
  COST OF INVESTMENTS ACQUIRED
  Bonds                                     3,956,463    2,753,242     454,987
  Common and Preferred Stocks                     842       14,246         484
  Mortgage Loans                                  225      203,177       3,881
  Real Estate                                   1,292       25,000          --
  Other                                            --       40,467          --
                                          -----------  -----------  ----------
    Total Investments Acquired              3,958,822    3,036,132     459,352
                                          -----------  -----------  ----------
  Net Increase in Policy Loans                 16,536      169,425      21,366
------------------------------------------------------------------------------
         NET CASH (USED FOR) PROVIDED BY
                    INVESTING ACTIVITIES  $(2,174,914) $(1,834,864) $  286,329
------------------------------------------------------------------------------
FINANCING AND MISCELLANEOUS ACTIVITIES
  Capital Contribution                        235,000      760,840          --
  Net other cash provided (used)             (129,792)      99,401     (13,429)
------------------------------------------------------------------------------
         NET CASH PROVIDED BY (USED FOR)
                               FINANCING
            AND MISCELLANEOUS ACTIVITIES      105,208      860,241     (13,429)
------------------------------------------------------------------------------
  Net increase (decrease) in cash and
   short-term investments                      63,261      356,238    (202,053)
  Cash and Short-Term Investments,
   Beginning of Year                          421,764       65,526     267,579
------------------------------------------------------------------------------
  CASH AND SHORT-TERM INVESTMENTS, END
   OF YEAR                                $   485,025  $   421,764  $   65,526
------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
(AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

 -----------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company (the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements are prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance.

Current prescribed statutory accounting practices include the adoption of the NAIC's codified ACCOUNTING PRACTICES AND PROCEDURES manual, effective
January 1, 2001, as well as current state laws and regulations. Permitted statutory accounting practices encompass accounting practices approved by the state insurance departments. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life and accident and health policies and the liability for deposit type contracts. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

As the result of changes in accounting principles effective January 1, 2001, some of the information presented for 2000 is not comparable to the information presented for 2001. The notable items are deposits recorded as revenue in 2000 most of which were recorded as premiums and considerations in 2001.

STATUTORY ACCOUNTING VERSUS ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES ("GAAP")

Statutory accounting principles and GAAP differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) which are charged to expense when incurred for statutory purposes rather than capitalized and amortized on a pro-rata basis over the expected life and gross profit stream of the policies for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used under GAAP;

(4) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the balance sheet for statutory purposes by directly charging surplus;

(5) the calculation of post-retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized, whereas, for statutory accounting, the obligation is being recognized ratably over a 20 year period;

(6) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(7) the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(8) the reporting of fixed maturities at amortized cost for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity; as well as the change in the basis of the Company's other invested assets, which consist primarily of limited partnership investments, which is recognized as income under GAAP and as a change in surplus under statutory accounting;

(9) for statutory purposes separate account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of separate account assets, less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis balance sheet, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities are held at fair value;

(10) the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus; and

(11) deferred income taxes, which provide for statutory/ tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences and are charged as a component of net income.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                                                   2002              2001              2000
                                                                -----------------------------------------------
GAAP Net Income                                                 $   191,548       $   214,610       $   140,954
Deferral and amortization of policy acquisition costs,
 net                                                               (337,657)         (308,546)         (218,151)
Change in unearned revenue reserve                                   71,208            59,132            54,255
Deferred taxes                                                      (50,834)          180,625            27,039
Separate account expense allowance                                 (279,761)         (110,911)           71,092
Benefit reserve adjustment                                          155,196           (13,199)          (70,248)
Prepaid reinsurance premium                                          (8,564)           (6,944)           (3,007)
Ceding commission on reinsurance assumed                                 --          (670,507)               --
Other, net                                                            1,791            (3,813)           20,025
                                                                -----------------------------------------------
                            STATUTORY NET (LOSS) INCOME         $  (257,073)      $  (659,553)      $    21,959
                                                                -----------------------------------------------

GAAP Stockholder's Equity                                       $ 2,242,347       $ 1,794,936       $   826,049
Deferred policy acquisition costs                                (3,289,010)       (3,033,841)       (2,105,975)
Unearned revenue reserve                                            297,759           229,194           150,220
Deferred taxes                                                      341,130           366,265           181,027
Separate account expense allowance                                1,243,867         1,521,026         1,469,122
Unrealized (gains) losses on investments                           (178,951)          (31,612)          (13,933)
Benefit reserve adjustment                                          300,515            24,334            16,574
Asset valuation reserve                                                (270)               --            (2,743)
Interest maintenance reserve                                        (25,702)          (25,448)               --
Prepaid reinsurance premium                                         (26,243)          (17,679)          (10,735)
Goodwill                                                           (170,100)         (173,704)               --
Statutory voluntary reserve                                              --                --            (6,286)
Reinsurance ceded                                                  (189,436)             (382)
Other, net                                                           42,363            18,126            35,943
                                                                -----------------------------------------------
                          STATUTORY CAPITAL AND SURPLUS         $   588,269       $   671,215       $   539,263
                                                                -----------------------------------------------

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.5% to 8.75% and using the Commissioner's Annuity Reserve Valuation Method ("CARVM").

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's general assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2002 (including general and separate account liabilities) are as follows:

                                                                                       % of
Subject to discretionary withdrawal:                                   Amount          Total
                                                                     -----------------------
With market value adjustment                                         $     2,548         0.0%
At book value, less current surrender charge of 5% or more             2,469,598         6.5%
At market value                                                       33,457,570        88.1%
                                                                     -----------------------
                    TOTAL WITH ADJUSTMENT OR AT MARKET VALUE          35,929,716        94.6%
                                                                     -----------------------
At book value without adjustment (minimal or no charge or
 adjustment):                                                          1,791,484         4.8%
Not subject to discretionary withdrawal:                                 241,487         0.6%
                                                                     -----------------------
                                                TOTAL, GROSS          37,962,687       100.0%
Reinsurance ceded                                                        200,000         N/A
                                                                     -----------
                                                  TOTAL, NET         $37,762,687         N/A
                                                                     -----------

INVESTMENTS

Investments in bonds are carried at amortized costand are amortized using the interest method, in accordance with Statements of Statutory Accounting Principles ("SSAP") No. 26, Bonds, EXCLUDING LOANED-BACKED AND STRUCTURED SECURITIES. Bonds that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO") are carried at the appropriate SVO published value. Short-term investments consist of money market funds and are stated at cost, which approximates fair value. Preferred stocks are carried at amortized cost in accordance with NAIC designations. Common stocks are carried at fair value with the current year change in the difference from their cost reflected in surplus. Mortgage loans, which are carried at cost and approximate fair value, include investments in assets backed by mortgage loan pools. Policy loans are carried at their outstanding balance, which approximates fair value. Other invested assets are generally recorded at fair value.

The Company's accounting policy requires that a decline in the value of a security below its amortized cost basis be assessed to determine if the decline is other than temporary. If the decline in value of a fixed income or equity security is other than temporary, the security is deemed to be impaired, and a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. The fair value of the impaired investment becomes its new cost basis. Additionally, for certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP 43 requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that the estimated undiscounted cashflows of its securitized financial asset are less than its carrying amount then an other than temporary impairment charge is recognized equal to the difference between the carrying amount and estimated undiscounted cashflows of the security. The total estimated undiscounted cashflows of the impaired investment becomes its new cost basis.

The Company has a security monitoring process comprised of a committee of investment and accounting professionals that identifies securities that, due to certain characteristics are subjected to an enhanced analysis on a quarterly basis. Such characteristics include, but are not limited to: a deterioration of the financial condition of the issuer, the magnitude and duration of unrealized losses, credit rating and industry category.

The primary factors considered in evaluating whether a decline in value for fixed income and equity securities is other than temporary include: (a) the length of time and the extent to which the fair value has been less than cost,
(b) the financial conditions and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments, and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for any anticipated recovery. Furthermore, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for appropriate valuation on an ongoing basis.

Derivatives used in hedging relationships are accounted for in a manner consistent with the item hedged. Typically, any cost or consideration received at the inception of a contract is adjusted into the basis of the applicable asset or liability and amortized over the asset or liability life. Income is accounted for on an earned basis and recorded as derivative net investment income. Upon termination of the derivative, the gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in an income generation relationship record the initial premium as a deferred liability. The premium received on covered floor contracts are adjusted into the cost basis of the covered asset and amortized over the life of the covered asset. Income is accounted for on an earned basis and recorded as derivative net investment income. If the derivative and bond are sold, the derivative will recognize a loss on disposition for the current market value and the unamortized value of the original premium is offset against the bond capital gain or loss.

Derivatives not classified as hedging, income generation or replication, will receive fair value accounting. The derivatives are carried on the balance sheet at fair value and the changes in fair value are recorded as capital gains and losses. Effective January 1, 2003, the changes in fair value will be recorded as unrealized gains and losses.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $270 and $0 as of December 31, 2002 and 2001, respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond or mortgage loan sold. The IMR balances as of December 31, 2002 and 2001 were $25,702 and $25,448, respectively. The net capital gains (losses) captured in the IMR in 2002, 2001 and 2000 were $5,078, $1,965 and $(3,096), respectively. The amount of expense amortized from the IMR in 2002, 2001 and 2000 included in the Company's Statements of Operations, was $4,823, $3,472 and $(495), respectively. Realized capital gains and losses, net of taxes not included in the IMR are reported in the statutory basis statements of operations. Realized investment gains and losses are determined on a specific identification basis.

CODIFICATION

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the state of Connecticut Department of Insurance. Effective January 1, 2001, the state of Connecticut required that insurance companies domiciled in the state of Connecticut prepare their statutory basis financial statements in accordance with the NAIC codified ACCOUNTING PRACTICES AND PROCEDURES manual, effective January 1, 2001, subject to any deviations prescribed or permitted by the state of Connecticut Insurance Commissioner.

Accounting changes adopted to conform to the provisions of the NAIC codified ACCOUNTING PRACTICES AND PROCEDURES manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date, if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change in accounting principles, as an adjustment that increased unassigned funds of approximately $7,166. The adjustment to increase unassigned surplus is related to SSAP 10, INCOME TAXES.

3. BUSINESS COMBINATIONS:

On April 2, 2001, The Hartford, through Hartford Life, Inc. and its affiliates, acquired the U.S. individual life insurance, annuity and mutual fund businesses of Fortis Inc., ("Fortis") for $1.12 billion in cash. The Hartford effected the acquisition through several reinsurance agreements with subsidiaries of Fortis and the purchase of 100% of the stock of Fortis Advisors, Inc. and Fortis Investors, Inc., wholly-owned subsidiaries of Fortis. The purchase of Fortis Advisors, Inc. and Fortis Investors, Inc. was accounted for as a statutory purchase.

4. INVESTMENTS:

(a) COMPONENTS OF NET INVESTMENT INCOME

                                                                      For the years ended December 31,
                                                                   --------------------------------------
                                                                     2002           2001           2000
                                                                   --------------------------------------
Interest income from bonds and short-term investments              $200,347       $148,038       $ 95,980
Interest income from policy loans                                    18,947         14,160          4,923
Interest and dividends from other investments                        18,478         19,289          8,568
Interest income from cash on hand and on deposit                      7,238          9,462             --
                                                                   --------------------------------------
Gross investment income                                             245,010        190,949        109,471
Less: investment expenses                                             3,596          2,150          1,534
                                                                   --------------------------------------
                                       NET INVESTMENT INCOME       $241,414       $188,799       $107,937
                                                                   --------------------------------------

(b) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS AND SHORT-TERM INVESTMENTS

                                                                      For the years ended December 31,
                                                                   --------------------------------------
                                                                     2002           2001           2000
                                                                   --------------------------------------
Gross unrealized capital gains                                     $117,032       $ 17,132       $  2,401
Gross unrealized capital losses                                     (32,336)       (17,210)        (3,319)
                                                                   --------------------------------------
Net unrealized capital gains (losses)                                84,696            (78)          (918)
Balance, beginning of year                                              (78)          (918)        (5,880)
                                                                   --------------------------------------
    CHANGE IN NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS
                                  AND SHORT-TERM INVESTMENTS       $ 84,774       $    840       $  4,962
                                                                   --------------------------------------

(c) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON COMMON STOCKS

                                                                      For the years ended December 31,
                                                                   --------------------------------------
                                                                     2002           2001           2000
                                                                   --------------------------------------
Gross unrealized capital gains                                     $    185       $    120       $    509
Gross unrealized capital losses                                     (23,137)       (22,913)        (2,113)
                                                                   --------------------------------------
Net unrealized capital (losses) gains                               (22,952)       (22,793)        (1,604)
Balance, beginning of year                                          (22,793)        (1,604)         2,484
                                                                   --------------------------------------
   CHANGE IN NET UNREALIZED CAPITAL (LOSSES) GAINS ON COMMON
                                                      STOCKS       $   (159)      $(21,189)      $ (4,088)
                                                                   --------------------------------------

(d) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)

                                                                      For the years ended December 31,
                                                                   --------------------------------------
                                                                     2002           2001           2000
                                                                   --------------------------------------
Bonds and short-term investments                                   $(28,561)      $ (7,491)      $ (8,128)
Common stocks                                                          (149)           (13)           217
Other invested assets                                                    (2)            33             10
                                                                   --------------------------------------
Realized capital losses                                             (28,712)        (7,471)        (7,901)
Capital gains tax (benefit)                                          23,053            802         (1,883)
                                                                   --------------------------------------
Net realized capital losses, after tax                              (51,765)        (8,273)        (6,018)
Less: amounts transferred to IMR                                      5,078          1,965         (3,096)
                                                                   --------------------------------------
                      NET REALIZED CAPITAL LOSSES, AFTER TAX       $(56,843)      $(10,238)      $ (2,922)
                                                                   --------------------------------------

Sales of bonds and short-term investments for the years ended December 31, 2002, 2001 and 2000 resulted in proceeds of $1,691,422, $2,135,324 and $465,846, gross realized capital gains of $15,257, $8,091 and $633, and gross realized capital losses of $9,998, $5,442 and $8,838, respectively, before transfers to the IMR. Sales of common stocks for the years ended December 31, 2002, 2001 and 2000 resulted in proceeds of $35, $14,354 and $979, gross realized capital gains of $0, $358 and $218, and gross realized capital losses of $7, $371 and $1, respectively.

(e) INVESTMENTS -- DERIVATIVE INSTRUMENTS

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, options, forwards and exchange traded futures, in order to achieve one of four Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; to control transaction costs or to enter into income enhancement and replication transactions. The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan filed and/or approved, as applicable, by the State of Connecticut and State of New York Insurance Departments.

Interest rate swaps and total return swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using the agreed upon rates and/or indices and notional principal amounts. Generally, no cash is exchanged at the inception of the contract and no principal payments are exchanged. Interest rate swaps at December 31, 2002 and 2001 amounted to $230,000 and $20,000 of notional value and $4,837 and $1,194 of market value, respectively.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed exchange rate. There are also periodic exchanges of payments, at specified intervals, calculated using the agreed upon rates and notional principal amounts. Foreign currency swaps at December 31, 2002 amounted to $23,719 of notional value and $(1,002) of market value. There were no foreign currency swaps at December 31, 2001.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the writer, a financial instrument, at a specified price, within a specified period or on a stated date. Cap and floor contracts entitle the purchaser to receive from the writer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike rate or falls below the floor strike rate, applied to a notional principal amount. There is a premium payment paid by the purchaser at inception of the contract and no principal payments are exchanged. The Company is a purchaser of caps, floors, and swaption contracts and is a writer of covered floor contracts. Option contracts at December 31, 2002 and 2001 amounted to $80,852 of notional value and $158 and $1,569 of market value, respectively.

The Company uses derivative instruments in its management of market risk consistent with four risk management strategies:

Anticipatory Hedging -- For certain liabilities, the Company commits to the price of the product prior to receipt of the associated premium or deposit. Anticipatory hedges are executed to offset the impact of changes in asset prices arising from interest rate changes pending the receipt of premium or deposit and the subsequent purchase of an asset. These hedges involve taking a long position (purchase) in interest rate futures or entering into an interest rate swap with duration characteristics equivalent to the associated liabilities or anticipated investments.

Liability Hedging -- Several products obligate the Company to credit a return to the contract holder, which is indexed to a market rate. To hedge risks associated with these products, the Company enters into various derivative contracts. Interest rate swaps are used to convert the contract rate into a rate that trades in a more liquid and efficient market. This hedging strategy enables the Company to customize contract terms and conditions to customer objectives and satisfies the operation's asset/liability matching policy. In addition, interest rate caps and option contracts are used to hedge against the risk of contract holder disintermediation in a rising interest rate environment.

Asset Hedging -- To meet the various policyholder obligations and to provide cost-effective prudent investment risk diversification, the Company may combine two or more financial instruments to achieve the investment characteristics of a fixed maturity security or that match an associated liability. The use of derivative instruments in this regard effectively transfers unwanted investment risks or attributes to others. The selection of the appropriate derivative instruments depends on the investment risk, the liquidity and efficiency of the market, and the asset and liability characteristics.

Portfolio Hedging --The Company compares the duration and convexity of its portfolios of assets to its corresponding liabilities and periodically enters into portfolio hedges to reduce any difference to desired levels. Portfolio hedges reduce the duration and convexity mismatch between assets and liabilities and offset the potential impact to cash flows caused by changes in interest rates.

The Company periodically transacts in income generation transactions. The written option contracts monetize the option embedded in certain of its fixed maturity investments. The Company will receive a premium for issuing the freestanding option. The structure is designed such that the fixed maturity investment and freestanding option have identical expected lives.

The Company's derivatives counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. By using derivative instruments, the Company is exposed to credit risk, which is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. When the fair value of over-the-counter derivative contracts is positive, this indicates that the counterparty owes the Company, and, therefore, exposes the Company to credit risk. Exchange-traded futures and options are regulated by an exchange and positions are marked to market on a daily basis, and therefore create minimal credit exposure to the Company in the event of nonperformance by counterparties.

Credit exposures for over-the-counter derivatives are generally quantified weekly and netted, and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds exposure policy thresholds. Collateral requirements for exchange traded futures and options are monitored and processed on a daily basis. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties that are reviewed periodically by the Company's internal compliance unit, reviewed frequently by senior management and reported to the Company's Finance Committee. The Company also maintains a policy of requiring that all privately negotiated derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

(f) CONCENTRATION OF CREDIT RISK

As of December 31, 2002, the Company has a significant concentration of credit risk that exceeded 10% of capital and surplus in fixed maturities of a single issuer who was not the U.S. government or a government agency. Within this concentration, each fixed maturity was designated NAIC investment grade. Further, the Company closely monitors concentrations and the potential impact of capital and surplus, should the issuer fail to perform according to the terms of the fixed maturity contract.

The carrying value, gross unrealized gain and estimated fair value of these fixed maturities were $61,917, $2,373 and $64,290, respectively.

(g) BONDS, SHORT-TERM INVESTMENTS AND COMMON STOCKS

                                                                                 December 31, 2002
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                   Statement   Unrealized  Unrealized     Fair
                                                                     Value       Gains       Losses      Value
                                                                   ----------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S government and government agencies and authorities:
  --Guaranteed and sponsored                                       $   74,416   $     85    $     --   $   74,501
  --Guaranteed and sponsored -- asset backed                          687,703      1,444          --      689,147
States, municipalities and political subdivisions                         395         17          --          412
International governments                                              34,304      4,454          --       38,758
Public utilities                                                      208,886      6,772      (5,187)     210,471
All other corporate                                                 2,137,680     87,636     (20,309)   2,205,007
All other corporate -- asset-backed                                 1,617,227     11,025      (6,735)   1,621,517
Short-term investments                                                 48,690         --          --       48,690
Certificates of deposit                                                67,270      5,599        (105)      72,764
Parents, subsidiaries and affiliates                                  100,748         --          --      100,748
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $4,977,319   $117,032    $(32,336)  $5,062,015
                                                                   ----------------------------------------------

                                                                                 December 31, 2002
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                               Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                                       $    4,957   $    185    $   (872)  $    4,270
Common stock -- affiliated                                             35,384                (22,265)      13,119
                                                                   ----------------------------------------------
                                              TOTAL COMMON STOCKS  $   40,341   $    185    $(23,137)  $   17,389
                                                                   ----------------------------------------------

                                                                                 December 31, 2001
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                   Statement   Unrealized  Unrealized     Fair
                                                                     Value       Gains       Losses      Value
                                                                   ----------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S government and government agencies and authorities:
  --Guaranteed and sponsored                                       $   41,637   $    132    $     --   $   41,769
  --Guaranteed and sponsored -- asset backed                          270,969         --          --      270,969
States, municipalities and political subdivisions                         398         15          --          413
International governments                                              35,086        880          (4)      35,962
Public utilities                                                      163,678        557        (757)     163,478
All other corporate                                                 1,220,569     15,376      (9,716)   1,226,229
All other corporate -- asset-backed                                   728,058         61      (6,733)     721,386
Short-term investments                                                 58,741         --          --       58,741
Certificates of deposit                                                52,877        111          --       52,988
Parents, subsidiaries and affiliates                                  126,735         --          --      126,735
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $2,698,748   $ 17,132    $(17,210)  $2,698,670
                                                                   ----------------------------------------------

                                                                                 December 31, 2001
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                               Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                                       $    4,162   $    120    $   (211)  $    4,071
Common stock -- affiliated                                             35,384         --     (22,702)      12,682
                                                                   ----------------------------------------------
                                              TOTAL COMMON STOCKS  $   39,546   $    120    $(22,913)  $   16,753
                                                                   ----------------------------------------------

The amortized cost and estimated fair value of bonds and short-term investments as of December 31, 2002 by estimated maturity year are shown below. Asset-backed securities, including mortgage backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. Expected maturities differ from contractual maturities due to call or repayment provisions.

                                                       Statement
                                                         Value          Fair Value
                                                       ---------------------------
MATURITY
One year or less                                       $  508,460       $  517,110
Over one year through five years                        2,529,850        2,572,900
Over five years through ten years                       1,496,415        1,521,880
Over ten years                                            442,594          450,125
                                                       ---------------------------
                                         TOTAL         $4,977,319       $5,062,015
                                                       ---------------------------

Bonds with a carrying value of $3,319 were on deposit as of December 31, 2002 with various regulatory authorities as required.

(h) FAIR VALUE OF FINANCIAL INSTRUMENTS BALANCE SHEET ITEMS (IN MILLIONS):

                                                                2002                 2001
                                                         ----------------------------------------
                                                                   Estimated            Estimated
                                                         Carrying    Fair     Carrying    Fair
                                                          Amount     Value     Amount     Value
                                                         ----------------------------------------
ASSETS
  Bonds and short-term investments                       $ 4,977      5,062   $ 2,699      2,699
  Common stocks                                               17         17        17         17
  Policy loans                                               267        267       250        250
  Mortgage loans                                             138        138       180        180
  Other invested assets                                       42         42        64         64
LIABILITIES
  Deposit funds and other benefits                       $ 4,913    $ 4,780   $ 2,873    $ 2,796
                                                         ----------------------------------------

The following methods and assumptions were used to estimate the fair value of each class of financial instruments: fair value of bonds, short-term investments, common stocks and other invested assets approximates those quotations published by the NAIC; policy loans and mortgage loans carrying amounts approximates fair value; and fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

5. INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member of the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company was filing a separate Federal income tax return.

(a) The components of the net deferred tax asset/(liability) are as follows:

                                                              December 31,        December 31,
                                                                  2002                2001
                                                              ---------------------------------
Total of all deferred tax assets (admitted and non-admitted)    $ 469,416           $ 329,950
Total of all deferred tax liabilities                           $ (74,977)          $(114,519)
Net deferred assets (admitted and non-admitted)                 $ 394,439           $ 215,431
Net admitted deferred asset                                        29,910              54,720
Total deferred tax assets non-admitted in accordance with
 SSAP No. 10, INCOME TAXES                                      $(364,529)          $(160,711)
Increase in deferred taxes non-admitted                         $ 203,818                 N/A
                                                              ---------------------------------

(b) Deferred tax liabilities are not recognized for the following amounts:

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and, based on current tax law, will be taxable in the future only under conditions which management considers to be remote; therefore, no Federal income taxes have been provided for in this account.

(c) The components of incurred income tax expense and the change in deferred tax assets and deferred tax liabilities are as follows:

                                                                      2002           2001           2000
                                                                     -------------------------------------
Federal                                                              $25,183       $(196,458)      $24,549
                                                                     -------------------------------------
Foreign                                                                3,528              --            --
                                                                     -------------------------------------
Federal Income Tax on Capital Gains                                   23,053             802        (1,884)
                                                                     -------------------------------------
                               CURRENT INCOME TAXES INCURRED         $51,764       $(195,656)      $22,665
                                                                     -------------------------------------

The changes in the main components of deferred tax assets and deferred tax liabilities are as follows:

Deferred tax assets resulting from book/tax difference:

                                                             December 31,        December 31,
                                                                 2002                2001             Change
                                                             -------------------------------------------------
Reserves                                                       $  10,906           $  48,987         $ (38,081)
Fortis Ceding Commission                                          16,501              19,216            (2,715)
Tax DAC                                                          206,940             192,943            13,997
Accrued deferred compensation                                      1,775               2,957            (1,182)
Bonds                                                             34,822               1,189            33,633
Capital loss carryforward                                          3,300               3,300                --
AMT credit utilization                                           192,969              58,834           134,135
Other                                                              2,203               2,524              (321)
                                                             -------------------------------------------------
                           TOTAL DEFERRED TAX ASSETS           $ 469,416           $ 329,950         $ 139,466
                                                             -------------------------------------------------
                    DEFERRED TAX ASSETS NON-ADMITTED           $(364,529)          $(160,711)        $(203,818)
                                                             -------------------------------------------------

Deferred tax liabilities resulting from book/tax difference:

                                                             December 31,        December 31,
                                                                 2002                2001             Change
                                                             -------------------------------------------------
Bonds                                                          $  (5,593)          $      --         $  (5,593)
Tax preferred investments                                        (52,323)           (104,673)           52,350
Software project deferral                                         (5,903)             (2,752)           (3,151)
Deferred and uncollected                                          (8,767)             (6,977)           (1,790)
Other                                                             (2,391)               (117)           (2,274)
                                                             -------------------------------------------------
                      TOTAL DEFERRED TAX LIABILITIES           $ (74,977)          $(114,519)        $  39,542
                                                             -------------------------------------------------

                                                             December 31,        December 31,
                                                                 2002                2001             Change
                                                             -------------------------------------------------
Total deferred tax assets                                      $ 469,416           $ 329,950         $ 139,466
Total deferred tax liabilities                                   (74,977)           (114,519)           39,542
                                                             -------------------------------------------------
Net deferred tax asset                                         $ 394,439           $ 215,431         $ 179,008
                                                             -------------------------------------------------
             OTHER CHANGE IN NET DEFERRED INCOME TAX                                                    12,391
                                                             -------------------------------------------------
                   CHANGE IN NET DEFERRED INCOME TAX                                                 $ 191,399
                                                             -------------------------------------------------

(d) The Company's income tax expense and change in deferred tax assets and deferred tax liabilities differs from the amount obtained by applying the Federal statutory rate of 35% to the Net (Loss) Gain from Operations Before Federal Income Tax (Benefit) Expense for the following reasons:

                                                                                           Effective
                                                                      December 31,            Tax
                                                                          2002               Rate
                                                                     -------------------------------
Tax provision at statutory rate                                         $ (71,865)           (35.0)%
Tax preferred investments                                                 (64,562)           (31.4)%
Other                                                                      (3,208)            (1.6)%
                                                                     -------------------------------
                                                       TOTAL            $(139,635)           (68.0)%
                                                                     -------------------------------

                                                                                           Effective
                                                                      December 31,            Tax
                                                                          2002               Rate
                                                                     -------------------------------
Federal and foreign income tax incurred                                 $  51,764            (25.2)%
Change in net deferred income taxes                                      (191,399)            93.2%
                                                                     -------------------------------
                                TOTAL STATUTORY INCOME TAXES            $(139,635)           (68.0)%
                                                                     -------------------------------

(e) As of December 31, the Company had an operating loss carry forward of $(261,066). If not utilized, it will expire for tax purposes in 2017.

The following are year to date income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

2002                  $    --
2001                  $    --
2000                  $22,665

(f) The Company's Federal income tax return is consolidated within The Hartford Financial Services Group, Inc. consolidated Federal income tax return. Please refer to Schedule Y of the Company's most recent Annual Statement for a list of the entities within the consolidated group.

The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. Allocation is based upon separate return calculations with current credit for net losses, to the extent available for use by the group. Intercompany tax balances are settled quarterly.

6. REINSURANCE:

The Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve the Company of its primary liability to the policyholder. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

The Company cedes significant portions of its variable annuity business written since 1994 to RGA Reinsurance Company ("RGA"). Certain core annuity products were included in this reinsurance arrangement beginning in the first quarter of 2002 and, as such, the amounts ceded to RGA have increased.

The amount of reinsurance recoverables from reinsurers was $36,327 and $2,016 at December 31, 2002 and 2001, respectively.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                                           Direct      Assumed       Ceded         Net
                                                         -------------------------------------------------
2002
Aggregate Reserves for Life and Accident and Health
 Policies                                                $5,566,253  $ 1,511,752  $  (946,667) $ 6,131,338
Policy and Contract Claim Liabilities                    $   26,680  $    15,825  $    (8,649) $    33,856
Premium and Annuity Considerations                       $8,401,771  $   371,175  $(4,146,117) $ 4,626,829
Death, Annuity, Disability and Other Benefits            $  138,864  $   113,937  $   (25,083) $   227,718
Surrenders and Other Fund Withdrawals                    $4,436,989  $   766,314  $  (459,359) $ 4,743,944

                                                           Direct      Assumed       Ceded         Net
                                                         -------------------------------------------------
2001
Aggregate Reserves for Life and Accident and Health
 Policies                                                $3,085,682  $ 1,578,470  $  (317,816) $ 4,346,336
Policy and Contract Claim Liabilities                    $   23,510  $    16,288  $    (9,291) $    30,507
Premium and Annuity Considerations                       $6,890,184  $ 6,794,425  $  (942,827) $12,741,782
Death, Annuity, Disability and Other Benefits            $  115,649  $    94,069  $   (24,134) $   185,584
Surrenders and Other Fund Withdrawals                    $3,893,425  $   491,474  $  (242,572) $ 4,142,327

                                                           Direct      Assumed       Ceded         Net
                                                         -------------------------------------------------
2000
Aggregate Reserves for Life and Accident and Health
 Policies                                                $  900,216  $        --  $  (256,989) $   643,227
Policy and Contract Claim Liabilities                    $   16,084  $        --  $    (5,351) $    10,733
Premium and Annuity Considerations                       $  839,447  $       986  $   (67,586) $   772,847
Annuity and Other Fund Deposits                          $5,730,269  $        --  $(1,528,316) $ 4,201,953
Death, Annuity, Disability and Other Benefits            $   77,524  $     1,542  $   (16,238) $    62,828
Surrenders and Other Fund Withdrawals                    $3,684,103  $        --  $  (116,380) $ 3,567,723

7. PREMIUM AND ANNUITY CONSIDERATIONS (DEFERRED AND COLLECTED):

The following presents premium and annuity considerations (deferred and collected) as of December 31, 2002:

                                                                             Net of
                                                                    Gross    Loading
                                                                   -----------------
TYPE
Ordinary New Business                                              $ 2,026   $ 2,183
Ordinary Renewal                                                    14,876    21,507
Group Life                                                              49        79
                                                                   -----------------
                                                            TOTAL  $16,951   $23,769
                                                                   -----------------

8. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

The Company has also invested in bonds of its indirect affiliates, Hartford Financial Services Corporation, and HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, Ltd.

For additional information, see Notes 5 and 9.

9. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees that work for The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $4,357, $3,764 and $648 for 2002, 2001 and 2000, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 2002, 2001 or 2000.

Substantially all of The Hartford's life insurance companies' employees are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in common stock of The Hartford or certain other investments, are matched to a limit of 3% of compensation. In addition, The Hartford allocates 0.5% of base salary to the plan for each eligible employee. The cost to the Company for the above-mentioned plan was approximately $2.5 million, $2 million and $2 million in 2002, 2001 and 2000, respectively.

10. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, Federal income taxes and before realized capital gains or (losses) for the previous year. Dividends are paid as determined by the Board of Directors and are not cumulative. There were no dividends paid or declared in 2002, 2001 or 2000. The amount available for dividend in 2003 is approximately $58,827.

11. SEPARATE ACCOUNTS:

The Company maintained separate account assets totaling $35.9 billion and $41.9 billion as of December 31, 2002 and 2001, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account statement of operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account management fees, net of minimum guarantees, were $518 million, $567 million and $622 million for the years ended December 31, 2002, 2001 and 2000, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

An analysis of the Nonguaranteed Separate Accounts as of December 31, 2002 is as follows:

                                                                                  Total
                                                                               -----------
 1.  Premiums considerations or deposits for the year ended 2002               $ 4,045,793
                                                                               -----------
 2.  Reserves @ year end
      I.  For accounts with assets at:
          Market value                                                          34,838,116
                                                                               -----------
          Total reserves                                                       $34,838,116
                                                                               -----------
     II.  By withdrawal characteristics:
          Subject to discretionary withdrawal                                  $    64,223
          Market value                                                          34,682,449
                                                                               -----------
          Subtotal                                                              34,746,671
          Not subject to discretionary withdrawal                                   91,445
                                                                               -----------
                                                                 TOTAL         $34,838,116
                                                                               -----------

12. COMMITMENTS AND CONTINGENT LIABILITIES:

(a) LITIGATION

HLI and its subsidiaries are involved in pending and threatened litigation in the normal course of its business in which claims for alleged economic and punitive damages have been asserted. Some of these cases have been filed as purported class actions and some cases have been filed in certain jurisdictions that permit punitive damage awards disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, the Company does not anticipate that the ultimate liability, arising from such pending or threatened litigation, will have a material adverse effect on the statutory capital and surplus of the Company.

On March 16, 2003, a final decision and award was issued in an arbitration between The Hartford and one of its primary reinsurers relating to policies with death benefit guarantees written from 1994 to 1999. The arbitration involved alleged breaches under the reinsurance treaties. Under terms of the final decision and award, the reinsurer's reinsurance obligations to The Hartford's subsidiaries were not limited or reduced in any manner, and as a result, are left unchanged.

(b) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $108, $289 and $1,212 in 2002, 2001 and 2000, respectively, of which $105, $297 and
$1,074 in 2002, 2001 and 2000, respectively were estimated to be creditable against premium taxes.

(c) LEASES

As discussed in Note 8, transactions with The Hartford include rental of facilities. The rent paid by the Company to The Hartford for space occupied by The Hartford's life insurance companies was $4,003 and $4,034 in 2002 and 2001, respectively. Future minimum rental commitments are as follows:

2003                  $ 3,966
2004                    4,050
2005                    4,050
2006                    3,911
2007                    3,804
Thereafter              7,126
                      -------
  Total               $26,907
                      -------

The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Simsbury, Connecticut. The Company's allocated rental expense is recognized on a level basis over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2009, and amounted to $3,224 in 2002 and 2001.

(d) TAX MATTERS

The Company's Federal income tax returns are routinely audited by the Internal Revenue Service. The Company's 1998 through 2001 Federal income tax returns are currently under audit by the IRS. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax related matters for all open tax years.

13. SEPTEMBER 11 EVENTS:

As a result of the September 11 terrorist attack, the Company recorded a loss amounting to $6.9 million, before taxes and net of reinsurance in the third quarter of 2001. The Company based the loss estimate upon a review of insured exposures using a variety of assumptions and actuarial techniques, including the cost of additional reinsurance premiums. As a result of the uncertainties involved in the estimation process, final claims settlement may vary from present estimates. In 2002 the Company recognized a $2.8 million after-tax benefit due to favorable development related to September 11.